--------------------------------------------------------------------------------

                       Dimensional Investment Group Inc.
                      THE DFA 6-10 Institutional Portfolio

                                 Annual Report

                          Year Ended November 30, 1999

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                      THE DFA 6-10 INSTITUTIONAL PORTFOLIO
                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                PAGE
                                                                ----
DIMENSIONAL INVESTMENT GROUP INC.
    Performance Chart.......................................         1
    Statement of Assets and Liabilities.....................         2
    Statement of Operations.................................         3
    Statements of Changes in Net Assets.....................         4
    Financial Highlights....................................         5
    Notes to Financial Statements...........................       6-7
    Report of Independent Accountants.......................         8

THE DFA INVESTMENT TRUST COMPANY -- THE U.S. 6-10 SMALL
 COMPANY SERIES
    Performance Chart.......................................         9
    Schedule of Investments.................................     10-40
    Statement of Assets and Liabilities.....................        41
    Statement of Operations.................................        42
    Statements of Changes in Net Assets.....................        43
    Financial Highlights....................................        44
    Notes to Financial Statements...........................     45-46
    Report of Independent Accountants.......................        47

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
DFA 6-10 INSTITUTIONAL PORTFOLIO VS.
RUSSELL 2000 INDEX
JUNE 1993-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
                   DFA 6-10 INSTITUTIONAL PORTFOLIO  RUSSELL 2000 INDEX
                                            $10,000             $10,000
Jun-93                                       $9,921             $10,062
Jul-93                                       $9,989             $10,201
Aug-93                                      $10,314             $10,642
Sep-93                                      $10,590             $10,942
Oct-93                                      $10,806             $11,224
Nov-93                                      $10,607             $10,858
Dec-93                                      $10,901             $11,229
Jan-94                                      $11,244             $11,581
Feb-94                                      $11,153             $11,539
Mar-94                                      $10,617             $10,931
Apr-94                                      $10,638             $10,996
May-94                                      $10,588             $10,872
Jun-94                                      $10,285             $10,506
Jul-94                                      $10,436             $10,678
Aug-94                                      $10,931             $11,273
Sep-94                                      $10,991             $11,235
Oct-94                                      $11,031             $11,190
Nov-94                                      $10,661             $10,738
Dec-94                                      $10,789             $11,025
Jan-95                                      $10,862             $10,887
Feb-95                                      $11,217             $11,339
Mar-95                                      $11,437             $11,533
Apr-95                                      $11,813             $11,789
May-95                                      $12,044             $11,992
Jun-95                                      $12,660             $12,615
Jul-95                                      $13,444             $13,341
Aug-95                                      $13,841             $13,617
Sep-95                                      $14,082             $13,861
Oct-95                                      $13,361             $13,241
Nov-95                                      $13,761             $13,798
Dec-95                                      $14,081             $14,162
Jan-96                                      $14,126             $14,146
Feb-96                                      $14,598             $14,588
Mar-96                                      $14,923             $14,890
Apr-96                                      $15,921             $15,686
May-96                                      $16,740             $16,304
Jun-96                                      $15,976             $15,634
Jul-96                                      $14,652             $14,269
Aug-96                                      $15,516             $15,098
Sep-96                                      $15,999             $15,689
Oct-96                                      $15,775             $15,447
Nov-96                                      $16,381             $16,084
Dec-96                                      $16,631             $16,505
Jan-97                                      $17,172             $16,835
Feb-97                                      $16,823             $16,428
Mar-97                                      $16,039             $15,652
Apr-97                                      $15,849             $15,696
May-97                                      $17,660             $17,443
Jun-97                                      $18,566             $18,191
Jul-97                                      $19,663             $19,037
Aug-97                                      $20,395             $19,473
Sep-97                                      $21,979             $20,899
Oct-97                                      $21,021             $19,981
Nov-97                                      $20,708             $19,851
Dec-97                                      $20,708             $20,199
Jan-98                                      $20,478             $19,880
Feb-98                                      $21,977             $21,349
Mar-98                                      $22,900             $22,228
Apr-98                                      $23,227             $22,350
May-98                                      $22,017             $21,146
Jun-98                                      $21,709             $21,190
Jul-98                                      $20,037             $19,474
Aug-98                                      $15,926             $15,692
Sep-98                                      $16,924             $16,921
Oct-98                                      $17,674             $17,611
Nov-98                                      $18,826             $18,534
Dec-98                                      $19,619             $19,681
Jan-99                                      $19,939             $19,943
Feb-99                                      $18,236             $18,327
Mar-99                                      $18,076             $18,613
Apr-99                                      $19,719             $20,281
May-99                                      $20,499             $20,577
Jun-99                                      $21,703             $21,507
Jul-99                                      $21,523             $20,918
Aug-99                                      $20,961             $20,144
Sep-99                                      $20,841             $20,148
Oct-99                                      $20,602             $20,231
Nov-99                                      $22,306             $21,438

         ANNUALIZED              ONE     FIVE      FROM
         TOTAL RETURN (%)       YEAR    YEARS    JUNE 1993
         -------------------------------------------------
                                18.48   15.91      13.14

- THE PORTFOLIO SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN THE U.S. 6-10 SMALL COMPANY SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF U.S. SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED U.S. SMALL COMPANIES THAT HAVE AVERAGE WEIGHTED MARKET CAPS OF APPROXIMATELY $600 MILLION.

- THE PORTFOLIO'S RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF DECILE 6-10 COMPANIES IN THE U.S.

Past performance is not predictive of future performance.

Russell 2000 Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                      THE DFA 6-10 INSTITUTIONAL PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1999
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The U.S. 6-10 Small Company Series of The DFA
  Investment Trust Company (11,040,451 Shares, $135,141++
  Cost) at Value............................................  $   135,135
Receivable for Fund Share Sold..............................           36
Receivable for Investment Securities Sold...................           59
                                                              -----------
    Total Assets............................................      135,230
                                                              -----------

LIABILITIES:
Payable for Fund Share Redeemed.............................           95
Accrued Expenses............................................           28
                                                              -----------
    Total Liabilities.......................................          123
                                                              -----------

NET ASSETS..................................................  $   135,107
                                                              ===========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 200,000,000)..................................   12,137,171
                                                              ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $     11.13
                                                              ===========

NET ASSETS CONSIST OF:
Paid-In Capital.............................................  $   129,779
Undistributed Net Investment Income.........................          861
Undistributed Net Realized Gain.............................        4,473
Unrealized Depreciation of Investment Securities............           (6)
                                                              -----------
    Total Net Assets........................................  $   135,107
                                                              ===========

-----------------------------------------------------------------
 ++  The cost for federal income tax purposes is $137,427.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      THE DFA 6-10 INSTITUTIONAL PORTFOLIO

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1999
                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Income Distributions Received from The DFA Investment
    Trust Company...........................................         $ 1,114
                                                                     -------

EXPENSES
  Administrative Services...................................              78
  Accounting & Transfer Agent Fees..........................               9
  Legal Fees................................................               6
  Audit Fees................................................               1
  Filing Fees...............................................              15
  Shareholders' Report......................................              15
  Directors' Fees and Expenses..............................               2
  Other.....................................................               1
                                                                     -------
      Total Expenses........................................             127
  Less: Fees Waived.........................................              (5)
                                                                     -------
      Net Expenses..........................................             122
                                                                     -------
  NET INVESTMENT INCOME.....................................             992
                                                                     -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Capital Gain Distributions Received from The DFA
    Investment Trust Company................................           8,991
  Net Realized Loss on Investment Securities................          (1,675)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................          10,698
                                                                     -------
  NET GAIN ON INVESTMENT SECURITIES.........................          18,014
                                                                     -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........         $19,006
                                                                     =======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      THE DFA 6-10 INSTITUTIONAL PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                                       YEAR            YEAR
                                                                       ENDED           ENDED
                                                                     NOV. 30,        NOV. 30,
                                                                       1999            1998
                                                                     ---------       ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income.....................................         $    992        $    663
  Capital Gain Distributions Received from The DFA
    Investment Trust Company................................            8,991           1,327
  Net Realized Loss on Investment Securities................           (1,675)           (526)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................           10,698         (14,849)
                                                                     --------        --------
      Net Increase (Decrease) in Net Assets Resulting from
        Operations..........................................           19,006         (13,385)
                                                                     --------        --------

Distributions From:
  Net Investment Income.....................................             (761)           (116)
  Net Realized Gains........................................           (3,293)         (1,416)
                                                                     --------        --------
      Total Distributions...................................           (4,054)         (1,532)
                                                                     --------        --------
Capital Share Transactions (1):
  Shares Issued.............................................           28,233         101,615
  Shares Issued in Lieu of Cash Distributions...............            4,054           1,532
  Shares Redeemed...........................................          (10,812)         (5,518)
                                                                     --------        --------
      Net Increase From Capital Share Transactions..........           21,475          97,629
                                                                     --------        --------
      Total Increase........................................           36,427          82,712
NET ASSETS
  Beginning of Period.......................................           98,680          15,968
                                                                     --------        --------
  End of Period.............................................         $135,107        $ 98,680
                                                                     ========        ========

(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.............................................            2,731           9,118
  Shares Issued in Lieu of Cash Distributions...............              435             147
  Shares Redeemed...........................................           (1,099)           (537)
                                                                     --------        --------
                                                                        2,067           8,728
                                                                     ========        ========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      THE DFA 6-10 INSTITUTIONAL PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    YEAR        YEAR        YEAR        YEAR        YEAR
                                                    ENDED       ENDED       ENDED       ENDED       ENDED
                                                  NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                                    1999        1998        1997        1996        1995
                                                  ---------   ---------   ---------   ---------   ---------
Net Asset Value, Beginning of Period............  $   9.80    $  11.90    $  14.60    $  12.79    $  10.29
                                                  --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.........................      0.08        0.08        0.08        0.13        0.13
  Net Gains (Losses) on Securities (Realized and
    Unrealized).................................      1.66       (1.10)       2.46        2.22        2.84
                                                  --------    --------    --------    --------    --------
    Total from Investment Operations............      1.74       (1.02)       2.54        2.35        2.97
                                                  --------    --------    --------    --------    --------
LESS DISTRIBUTIONS
  Net Investment Income.........................     (0.08)      (0.08)      (0.13)      (0.02)      (0.13)
  Net Realized Gains............................     (0.33)      (1.00)      (5.11)      (0.52)      (0.34)
                                                  --------    --------    --------    --------    --------
    Total Distributions.........................     (0.41)      (1.08)      (5.24)      (0.54)      (0.47)
                                                  --------    --------    --------    --------    --------
Net Asset Value, End of Period..................  $  11.13    $   9.80    $  11.90    $  14.60    $  12.79
                                                  ========    ========    ========    ========    ========
Total Return....................................     18.47%     (9.09)%      26.52%      19.04%      29.08%

Net Assets, End of Period (thousands)...........  $135,107    $ 98,680    $ 15,968    $ 10,990    $ 21,192
Ratio of Expenses to Average Net Assets (1).....      0.20%       0.20%       0.20%       0.20%       0.20%
Ratio of Expenses to Average Net Assets
  (excluding waivers and assumption of expenses)
  (1)...........................................      0.21%       0.22%       0.40%       0.38%       0.56%
Ratio of Net Investment Income to Average Net
  Assets........................................      0.89%       1.26%       0.77%       0.47%       1.12%
Ratio of Net Investment Income to Average Net
  Assets (excluding waivers and assumption of
  expenses )....................................      0.88%       1.24%       0.57%      0. 28%       0.77%
Portfolio Turnover Rate.........................       N/A         N/A         N/A         N/A         N/A
Portfolio Turnover Rate of Master Fund Series...     28.51%      29.15%      30.04%      32.38%      21.16%

-----------------------------------------------------------------
(1)  Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
N/A  Refer to the Master Fund Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers fifteen portfolios, of which The DFA 6-10 Institutional Portfolio (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The U.S. 6-10 Small Company Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At November 30, 1999, the Portfolio owned 23% of the outstanding shares of the Series. The financial statement of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of net short-term capital gain distributions from The DFA Investment Trust Company. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30,1999, the Portfolio's administrative fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.07 of 1% of average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

    The Advisor has agreed to waive its fees and assume the expenses of the Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 0.20% of average daily net assets on an annualized basis. Annualized expenses are those expenses incurred in any period consisting of twelve consecutive months. At November 30, 1999, approximately $5,100 of previously waived fees are subject to future reimbursement to the Advisor.

D. INVESTMENTS:

    At November 30, 1999, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation............................           --
Gross Unrealized Depreciation............................         $(2,292)
                                                                  -------
  Net....................................................         $(2,292)
                                                                  =======

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the year ended November 30, 1999.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
DIMENSIONAL INVESTMENT GROUP INC.:

    In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The DFA 6-10 Institutional Portfolio (constituting a portfolio within the Dimensional Investment Group, hereafter referred to as the "Fund") at November 30, 1999, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1999 by correspondence with the custodian provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 14, 2000

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
U.S. 6-10 SMALL COMPANY SERIES VS.
RUSSELL 2000 INDEX
MARCH 1993-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
                   U.S. 6-10 SMALL COMPANY SERIES  RUSSELL 2000 INDEX
Feb-93                                    $10,000             $10,000
Mar-93                                    $10,237             $10,324
Apr-93                                     $9,928             $10,040
May-93                                    $10,330             $10,484
Jun-93                                    $10,289             $10,549
Jul-93                                    $10,371             $10,694
Aug-93                                    $10,721             $11,156
Sep-93                                    $11,010             $11,471
Oct-93                                    $11,248             $11,767
Nov-93                                    $10,974             $11,383
Dec-93                                    $11,289             $11,773
Jan-94                                    $11,639             $12,141
Feb-94                                    $11,549             $12,097
Mar-94                                    $10,995             $11,460
Apr-94                                    $11,018             $11,528
May-94                                    $10,962             $11,398
Jun-94                                    $10,647             $11,014
Jul-94                                    $10,804             $11,195
Aug-94                                    $11,323             $11,819
Sep-94                                    $11,379             $11,778
Oct-94                                    $11,425             $11,731
Nov-94                                    $11,039             $11,257
Dec-94                                    $11,178             $11,559
Jan-95                                    $11,252             $11,413
Feb-95                                    $11,621             $11,888
Mar-95                                    $11,841             $12,091
Apr-95                                    $12,234             $12,360
May-95                                    $12,480             $12,572
Jun-95                                    $13,119             $13,225
Jul-95                                    $13,931             $13,987
Aug-95                                    $14,337             $14,276
Sep-95                                    $14,595             $14,532
Oct-95                                    $13,845             $13,882
Nov-95                                    $14,259             $14,465
Dec-95                                    $14,598             $14,847
Jan-96                                    $14,639             $14,831
Feb-96                                    $15,135             $15,294
Mar-96                                    $15,470             $15,610
Apr-96                                    $16,502             $16,445
May-96                                    $17,360             $17,093
Jun-96                                    $16,568             $16,391
Jul-96                                    $15,188             $14,960
Aug-96                                    $16,086             $15,829
Sep-96                                    $16,595             $16,448
Oct-96                                    $16,355             $16,195
Nov-96                                    $16,993             $16,862
Dec-96                                    $17,248             $17,304
Jan-97                                    $17,820             $17,650
Feb-97                                    $17,449             $17,222
Mar-97                                    $16,631             $16,410
Apr-97                                    $16,445             $16,456
May-97                                    $18,315             $18,287
Jun-97                                    $19,258             $19,072
Jul-97                                    $20,402             $19,958
Aug-97                                    $21,159             $20,415
Sep-97                                    $22,796             $21,910
Oct-97                                    $21,807             $20,948
Nov-97                                    $21,491             $20,812
Dec-97                                    $21,491             $21,176
Jan-98                                    $21,254             $20,841
Feb-98                                    $22,814             $22,382
Mar-98                                    $23,763             $23,304
Apr-98                                    $24,103             $23,432
May-98                                    $22,850             $22,169
Jun-98                                    $22,544             $22,215
Jul-98                                    $20,815             $20,416
Aug-98                                    $16,543             $16,451
Sep-98                                    $17,577             $17,739
Oct-98                                    $18,358             $18,463
Nov-98                                    $19,564             $19,431
Dec-98                                    $20,384             $20,633
Jan-99                                    $20,722             $20,908
Feb-99                                    $18,952             $19,214
Mar-99                                    $18,784             $19,514
Apr-99                                    $20,497             $21,262
May-99                                    $21,306             $21,573
Jun-99                                    $22,568             $22,548
Jul-99                                    $22,380             $21,930
Aug-99                                    $21,796             $21,119
Sep-99                                    $21,683             $21,123
Oct-99                                    $21,438             $21,210
Nov-99                                    $23,207             $22,476

         ANNUALIZED              ONE     FIVE       FROM
         TOTAL RETURN (%)       YEAR    YEARS    MARCH 1993
         --------------------------------------------------
                                18.62   16.02      13.28

- THE SERIES SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED U.S. SMALL COMPANIES THAT HAVE AVERAGE WEIGHTED MARKET CAPS OF APPROXIMATELY $600 MILLION.

- THE SERIES' RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF DECILE 6-10 COMPANIES IN THE U.S.

Past performance is not predictive of future performance.

Russell 2000 Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

                       THE U.S. 6-10 SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1999

                                                               SHARES        VALUE+
                                                               ------        ------
COMMON STOCKS -- (97.4%)
 *#1-800 CONTACTS, Inc.................................       5,900    $    156,350
 *3-D Systems Corp.....................................      10,400          80,437
 *3DO Co...............................................      27,700         266,180
 *3Dfx Interactive, Inc................................      19,643         174,332
 *4Front Software International, Inc...................       9,500         203,062
 *800-Jr Cigar, Inc....................................      11,500          96,312
 *#8X8, Inc............................................      14,400          62,550
 *#A Consulting Team, Inc..............................       4,400          17,600
 *A.C. Moore Arts & Crafts, Inc........................       5,900          29,131
 *AAON, Inc............................................       5,600          70,000
 AAR Corp..............................................      32,400         534,600
 ABC Bancorp...........................................       6,525          86,048
 *ABC Rail Products Corp...............................      17,500         194,687
 ABM Industries, Inc...................................      17,900         384,850
 *ACSYS, Inc...........................................       7,300          13,687
 *ACT Manufacturing, Inc...............................      11,150         340,423
 *ACT Networks, Inc....................................       9,400          76,375
 *ACX Technologies, Inc................................      27,600         255,300
 *ADE Corp.............................................      11,800         211,294
 *AEP Industries, Inc..................................       6,500         191,750
 *AG Services America, Inc.............................       4,700          69,031
 *AHL Services, Inc....................................       7,900         144,916
 AK Steel Holding Corp.................................      41,314         684,263
 *#AMBI, Inc...........................................      12,000          29,625
 *AMC Entertainment, Inc...............................      17,500         177,187
 *AMF Bowling, Inc.....................................       4,400          14,025
 *AML Communications, Inc..............................       5,600          24,675
 *APAC Teleservices, Inc...............................      46,500         271,734
 *ARI Network Services, Inc............................       4,100          22,166
 *ARIS Corp............................................       8,600          70,412
 *#ARV Assisted Living, Inc............................      15,700          32,381
 ASB Financial Corp....................................       1,000          10,844
 *#ASV, Inc............................................       6,150          89,559
 *ATG, Inc.............................................       8,000          38,500
 *ATMI, Inc............................................      14,800         450,012
 *ATS Medical, Inc.....................................      15,700         149,641
 *AVT Corporation......................................      12,500         501,953
 Aaron Rents, Inc. Class A.............................       1,500          24,187
 Aaron Rents, Inc. Class B.............................      14,400         260,100
 *Aavid Thermal Technologies, Inc......................       8,400         193,987
 *Abaxis, Inc..........................................      12,300          57,656
 *Abgenix, Inc.........................................      10,400         532,350
 Abington Bancorp, Inc.................................       3,800          48,806
 *Abiomed, Inc.........................................       7,000         215,250
 *#Able Telcom Holding Corp............................      10,600         107,987
 Abrams Industries, Inc................................         200             812
 *Abraxas Petroleum Corp...............................       4,200           4,331
 *Acacia Research Corp.................................       9,100         195,650
 *Accelr8 Technology Corp..............................       6,500           8,023
 *Acceptance Insurance Companies, Inc..................      13,100          83,512
 *Access Worldwide Communications, Inc.................       3,800           5,937
 *Acclaim Entertainment, Inc...........................      51,700         333,627
 *Ace Cash Express, Inc................................       8,800         144,650
 *Ace Comm Corp........................................       8,900          88,166
 Aceto Corp............................................       5,900          66,744
 Ackerley Group, Inc...................................      19,400         317,675
                                                               SHARES        VALUE+
                                                               ------        ------

 *Acme Electric Corp...................................       4,600    $     30,619
 *#Acme Metals, Inc....................................      11,000           3,190
 *Acme United Corp.....................................       1,300           1,381
 *Acorn Products, Inc..................................       5,300          10,931
 *Actel Corp...........................................      19,100         447,059
 *#Action Performance Companies, Inc...................      14,600         246,831
 *Active Apparel Group, Inc............................       1,500           4,219
 *Active Voice Corp....................................       3,300          89,100
 *Activision, Inc......................................      22,100         332,191
 *#Actrade International, Ltd..........................       7,400         131,119
 *Actuate Corp.........................................       9,900         597,403
 *Acuson Corp..........................................      28,000         323,750
 *Adac Laboratories....................................      20,066         237,657
 *adam.com, Inc........................................       4,400          73,425
 Adams Resources & Energy, Inc.........................       3,100          27,125
 *Adaptive Broadband Corp..............................      15,000         598,125
 *Adept Technology, Inc................................       6,800          43,562
 *Administaff, Inc.....................................      13,100         219,425
 *Advance Lighting Technologies, Inc...................      18,100         100,116
 *Advance Paradigm, Inc................................       9,300         369,094
 *#Advanced Aerodynamics & Structures, Inc.............       5,000          10,078
 *Advanced Communications Group, Inc...................      19,900         157,956
 *Advanced Communications Systems, Inc.................       6,600         100,444
 *Advanced Digital Information Corp....................      17,600         785,400
 *Advanced Energy Industries, Inc......................      20,300         683,222
 *Advanced Fibre Communications........................       5,300         147,075
 *Advanced Magnetics, Inc..............................       6,000          21,375
 Advanced Marketing Services, Inc......................       7,650         156,108
 *Advanced Materials Group, Inc........................         237             204
 *Advanced Neuromodulation Systems, Inc................       6,700          50,041
 *Advanced Polymer Systems, Inc........................      17,800          63,969
 *Advanced Radio Telecom Corp..........................      24,800         342,550
 *Advanced Technical Products, Inc.....................       3,600          47,925
 *#Advanced Tissue Sciences, Inc.......................      42,900         136,073
 Advanta Corp. Class A.................................       9,300         162,169
 Advanta Corp. Class B Non-Voting......................      14,900         191,837
 *Advantica Restaurant Group, Inc......................      48,400          83,944
 Advest Group, Inc.....................................       7,200         129,150
 *Advo, Inc............................................      20,400         419,475
 *Aehr Test Systems....................................       5,500          27,328
 *Aerial Communications, Inc...........................      14,800         610,037
 *Aeroflex, Inc........................................      17,600         145,200
 *Aerosonic Corp. DE...................................       3,200          36,400
 *Aerovox, Inc.........................................       4,200          11,550
 *Aetrium, Inc.........................................       8,500          45,422
 *Affiliated Managers Group, Inc.......................      18,600         553,350
 *Aftermarket Technology Corp..........................      18,000         155,250
 *Ag-Chem Equipment Co., Inc...........................       7,600          95,475
 Agco Corp.............................................      59,500         754,906
 *#Agribiotech, Inc....................................      42,100         135,509
 *Agribrands International, Inc........................       5,200         244,725
 *Agritope, Inc........................................       2,040           2,136
 *#Aht Corp............................................       9,000          40,219
 Air Express International Corp........................      23,875         769,969
 *Air Methods Corp.....................................       8,300          29,828

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Airgas, Inc..........................................       8,300    $     80,925
 *Airnet Systems, Inc..................................      11,300          60,737
 *Airtran Holdings, Inc................................      62,700         287,048
 *Akorn, Inc...........................................      16,000          73,500
 *Aksys, Ltd...........................................      11,600          56,550
 Alabama National Bancorporation.......................      10,300         233,037
 Alamo Group, Inc......................................       8,700          87,000
 *Alaris Medical, Inc..................................      63,200         126,400
 *Albany International Corp. Class A...................      32,259         544,371
 Alba-Waldensian, Inc..................................       1,200          21,900
 *Alcide Corp..........................................       2,300          28,247
 *Aldila, Inc..........................................      13,900          18,461
 *Alexion Pharmaceuticals, Inc.........................      12,100         211,372
 Alfa Corp.............................................      28,500         500,531
 *Algos Pharmaceutical Corp............................      17,000         205,062
 Alico, Inc............................................       6,300         101,587
 *Align-Rite International, Inc........................       4,100          77,772
 *Alkermes, Inc........................................      14,900         634,181
 *All Amer Semiconductor Inc...........................       2,920           9,444
 *Allcity Insurance Co.................................         200           1,400
 Allen Organ Co. Class B...............................         200           7,612
 *Allen Telecom, Inc...................................      27,400         256,875
 Alliance Bancorp......................................      11,455         227,668
 *Alliance Gaming Corp.................................       8,265          27,378
 *Alliance Pharmaceuticals Corp........................      40,900         182,772
 *Alliance Semiconductor Corp..........................      41,500         599,156
 *Allied Healthcare Products, Inc......................       6,700          19,472
 *Allied Holdings, Inc.................................       5,900          41,300
 Allied Products Corp..................................      10,650          38,606
 *Allied Research Corp.................................       4,300          27,412
 *Allin Communications Corp............................       5,000          25,000
 *Allou Health & Beauty Care, Inc. Class A.............       3,700          27,056
 *Alltrista Corp.......................................       6,053         130,139
 *Alpha Industries, Inc................................       9,400         568,994
 *Alpha Microsystems, Inc..............................      10,100          43,714
 *Alpha Technologies Group, Inc........................       5,200          32,337
 *Alphanet Solutions, Inc..............................       5,800          27,187
 Alpharma, Inc. Class A................................      14,400         460,800
 *Alpine Group, Inc....................................      15,736         198,667
 *Alteon, Inc..........................................      16,200          16,706
 *Alternative Resources Corp...........................      14,300          75,522
 *Alterra Healthcare Corp..............................      27,200         205,700
 *Alyn Corp............................................      10,000          23,281
 *Alysis Technologies, Inc.............................       2,000           9,812
 Ambanc Holding Co., Inc...............................       8,300         131,503
 *Ambassadors, Inc.....................................       7,800          95,306
 Amcast Industrial Corp................................       8,300         116,200
 Amcol International Corp..............................      25,500         452,625
 Amcore Financial, Inc.................................      26,175         659,283
 *Amedisys, Inc........................................       1,400           1,925
 *Amerco, Inc..........................................      18,100         473,994
 *America Services Group, Inc..........................       3,200          45,000
 *American Aircarriers Support, Inc....................       2,700          21,305
 American Bancorporation Ohio..........................         400           7,037
 American Bank of Connecticut..........................       3,200          77,200
 American Biltrite, Inc................................       1,900          28,262
 American Business Products, Inc.......................      14,100         150,694
 *American Claims Evaluation, Inc......................       1,000           2,062
 *American Classic Voyages Co..........................      18,400         540,500
 *American Coin Merchandising, Inc.....................       5,200          13,487
 *American Dental Technologies, Inc....................         200             294
                                                               SHARES        VALUE+
                                                               ------        ------

 *American Ecology Corp................................       5,250    $      8,367
 *American Freightways Corp............................      31,600         546,087
 *American Healthcorp, Inc.............................       6,400          31,600
 *American Homestar Corp...............................      17,530          72,037
 *American Indemnity Finl Escrow.......................         800             800
 *American Italian Pasta Co............................      16,200         487,012
 *American Medical Electronics, Inc. (Escrow-Bonus)....       4,400               0
 *American Medical Electronics, Inc.
   (Escrow-Earnings)...................................       4,400               0
 *American Medical Security Group, Inc.................      13,600          79,900
 *American Mobile Satellite Corp.......................      33,500         528,672
 *American Pacific Corp................................       7,400          54,344
 *American Physicians Services Group, Inc..............       2,200          10,656
 *American Precision Industries, Inc...................       7,300          79,387
 *American Retirement Corp.............................      17,000         146,625
 *American Science & Engineering, Inc..................       6,500          55,250
 *American Shared Hospital Services....................       3,500          15,312
 *American Skiing Co...................................       3,900          15,600
 *American Software, Inc. Class A......................      17,900          88,661
 American States Water Company.........................       8,100         307,294
 *American Superconductor Corp.........................      18,300         347,700
 *American Technical Ceramics Corp.....................       3,500          48,562
 *American Wagering, Inc...............................       6,900          37,087
 American Woodmark Corp................................       6,260         129,308
 *#American Xtal Technology, Inc.......................      13,500         213,891
 Americana Bancorp, Inc................................       1,760          29,315
 *Amerihost Properties, Inc............................       4,200          14,109
 *Ameripath, Inc.......................................      16,900         138,105
 *Amerisource Health Corp..............................       3,700          45,787
 *Ameristar Casinos, Inc...............................      18,300          72,056
 Ameron, Inc...........................................       3,600         155,475
 Amerus Life Holdings, Inc. Class A....................       4,044          95,287
 *Ames Department Stores, Inc..........................      10,400         275,925
 Ametek, Inc...........................................       8,900         178,000
 *Amistar Corp.........................................       1,600           1,825
 Ampco-Pittsburgh Corp.................................      11,900         146,519
 *Ampex Corp. Class A..................................      55,400         252,762
 Amplicon, Inc.........................................       8,200          86,612
 *Amrep Corp...........................................       4,700          22,325
 *Amresco, Inc.........................................      52,300         105,417
 *Amsurg Corp. Class A.................................         589           3,976
 *Amsurg Corp. Class B.................................       3,800          24,106
 *Amtran, Inc..........................................      11,700         228,150
 Amwest Insurance Group, Inc...........................       2,694          18,858
 *Amylin Pharmaceuticals, Inc..........................      33,500         283,703
 *Anacomp, Inc.........................................       6,500         116,797
 *Anadigics, Inc.......................................      13,250         594,594
 Analogic Corp.........................................      10,900         325,297
 *Analogy, Inc.........................................       8,600          16,125
 Analysts International Corp...........................      22,500         266,484
 *#Analytical Surveys, Inc.............................       6,100          85,400
 *Anaren Microwave, Inc................................       4,400         191,675
 Anchor Bancorp Wisconsin, Inc.........................      22,405         357,780
 *Anchor Gaming, Inc...................................       5,300         291,831
 Andersons, Inc........................................       8,200          71,494
 Andover Bancorp, Inc. DE..............................       5,900         177,184
 *Andrea Electronics Corp..............................      13,200         103,125
 *#Anesta Corp.........................................      10,500         154,219
 *#Angeion Corp........................................       2,420           5,218

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Anicom, Inc..........................................      23,600    $    109,519
 *Anika Therapeutics, Inc..............................       8,800          54,725
 *Anixter International, Inc...........................      16,000         326,000
 *Ansoft Corp..........................................      11,400          83,719
 *AnswerThink Consulting Group, Inc....................      10,200         264,244
 *Ansys, Inc...........................................      16,400         150,931
 *Antec Corp...........................................       4,850         271,600
 *Anthony and Sylvan Pools Corp........................       2,129          14,437
 *Apex, Inc............................................      18,200         426,562
 *Aphton Corp..........................................      12,800         180,800
 Apogee Enterprises, Inc...............................      37,600         225,600
 *Apple Orthodontix, Inc...............................      10,000           5,000
 Applebees International, Inc..........................       7,900         237,741
 *Applied Analytical Industries, Inc...................       1,800          15,300
 *Applied Digital Solutions, Inc.......................       9,500          59,672
 *Applied Extrusion Technologies, Inc..................      11,000          70,469
 *Applied Films Corp...................................       2,000           8,937
 *Applied Graphics Technologies, Inc...................      24,300         229,331
 *Applied Imaging Corp.................................       5,900           7,006
 Applied Industrial Technologies, Inc..................      24,850         425,556
 *Applied Innovation, Inc..............................      14,200          84,978
 *Applied Microsystems Corp............................       6,000          50,625
 *Applied Science & Technology, Inc....................      11,300         265,197
 Applied Signal Technologies, Inc......................       7,700         104,912
 *Applix, Inc..........................................       8,600         152,381
 *Apria Healthcare Group, Inc..........................       5,800          80,837
 Aquarion Co...........................................       7,900         290,325
 *Aquila Biopharmaceuticals, Inc.......................       6,330           9,099
 *Aradigm Corp.........................................      15,400         103,469
 *Arcadia Financial, Ltd...............................      39,100         175,950
 *Arch Chemicals, Inc..................................      15,400         240,625
 Arch Coal, Inc........................................      17,000         165,750
 *Arch Communications Group, Inc.......................      33,166         210,915
 Arctic Cat, Inc.......................................      20,100         204,769
 *Ardent Software, Inc.................................      16,145         423,302
 Area Bancshares Corp..................................      10,000         254,375
 Argonaut Group, Inc...................................      21,500         497,187
 *Argosy Gaming Corp...................................      28,100         396,912
 *Arguss Holdings, Inc.................................       8,900         122,097
 *#Ariad Pharmaceuticals, Inc..........................      16,300          24,705
 *#Ariel Corp..........................................       9,300         115,378
 *Ark Restaurants Corp.................................       2,700          26,325
 *Arkansas Best Corp...................................      17,600         220,550
 Arm Financial Group, Inc. Class A.....................      29,100           1,782
 *Armor Holdings, Inc..................................      18,900         223,256
 Arnold Industries, Inc................................      23,400         296,156
 *Aronex Pharmaceuticals, Inc..........................      22,500          73,828
 *Arqule, Inc..........................................      12,400          75,950
 *Arrhythmia Research Technology, Inc..................       1,800           3,600
 Arrow Financial Corp..................................       6,552         131,654
 Arrow International, Inc..............................      30,900         925,069
 *Artesyn Technologies, Inc............................      38,900         847,291
 *Arthrocare Corp......................................       8,000         485,250
 *Artisan Components, Inc..............................      12,200         158,219
 *Artisoft, Inc........................................      13,100         177,259
 *Arts Way Manufacturing Co., Inc......................         200             762
 *Asahi/America, Inc...................................       3,100          29,159
 *Asante Technologies, Inc.............................       7,200           6,075
 *Ascent Assurance, Inc................................         109             201
 *Ascent Entertainment Group, Inc......................      27,500         332,578
 *Ascent Pediatrics, Inc...............................         100             155
 *Asche Transportation Services, Inc...................       4,100          12,812
                                                               SHARES        VALUE+
                                                               ------        ------

 *Aseco Corp...........................................       3,400    $     10,784
 *Ashworth, Inc........................................      13,300          61,305
 *Aspec Technology, Inc................................         800           2,412
 *Aspect Development, Inc..............................      23,600       1,121,000
 *Aspect Telecommunications Corp.......................      17,000         562,062
 *Aspen Technology, Inc................................      23,900         449,619
 *Assisted Living Concepts, Inc........................      15,600          24,375
 *Associated Materials, Inc............................         300           4,491
 *Astea International, Inc.............................      12,100          46,131
 *Astec Industries, Inc................................      17,000         428,719
 Astro-Med, Inc........................................       4,500          27,844
 *Astronics Corp.......................................       4,312          41,233
 *AstroPower, Inc......................................       7,600          95,712
 *Asyst Technologies, Inc..............................      10,900         436,681
 Atalanta Sosnoff Capital Corp.........................       7,700          64,487
 *Athey Products Corp..................................       2,940           4,226
 *Atlantic American Corp...............................      17,000          48,344
 *Atlantic Coast Airlines, Inc.........................      17,100         353,756
 *Atlantic Data Services, Inc..........................      14,000          50,312
 *Atlantic Premium Brands, Ltd.........................       2,000           2,750
 *Atlantis Plastics, Inc...............................       3,300          48,675
 *Atrion Corp..........................................       1,950          23,034
 *Atrix Labs, Inc......................................      10,200          59,925
 *Atwood Oceanics, Inc.................................      12,300         413,587
 *Audiovox Corp. Class A...............................      13,900         413,525
 *Ault, Inc............................................       3,900          29,981
 *Aura Systems, Inc....................................      48,000          21,360
 *Aurora Biosciences Corp..............................      17,100         202,528
 *Aurora Foods, Inc....................................      10,000          90,000
 *Auspex Systems, Inc..................................      25,000         308,594
 Authentic Fitness Corp................................      23,000         475,812
 *#Autobond Acceptance Corp............................       5,900           1,305
 Autocam Corp..........................................       4,560          77,662
 *Autologic Information International, Inc.............       2,300           6,325
 *Autote Corp. Class A.................................      32,258          80,645
 Avado Brands, Inc.....................................      33,200         160,812
 *Avalon Holding Corp. Class A.........................       1,550           7,944
 *Avant Corp...........................................      42,700         668,522
 *Avant Immunotherapeutics, Inc........................      35,175          86,289
 *Avatar Holdings, Inc.................................       7,300         122,731
 Avert, Inc............................................       2,300          22,712
 *Avi Biopharma, Inc...................................       5,700          38,653
 *Aviall, Inc..........................................      17,700         134,962
 *#Aviation Sales Co...................................      12,457         175,955
 *Avid Technology, Inc.................................      22,100         246,553
 *#Avigen, Inc.........................................      11,300         336,881
 *#Aviron..............................................      12,700         203,597
 *Avis Rent A Car, Inc.................................      24,000         459,000
 Avista Corp...........................................      26,400         429,000
 *Avteam, Inc. Class A.................................       8,500          38,383
 *Aware, Inc...........................................      14,000         531,125
 *Axent Technologies, Inc..............................      27,600         607,200
 *Axsys Technologies, Inc..............................       2,700          30,375
 *Axys Pharmaceuticals, Inc............................      37,800         154,744
 *Aztar Corp...........................................      45,200         483,075
 Aztec Manufacturing Co................................       5,000          47,500
 B B & T Corp..........................................      11,701         375,895
 *BCT International, Inc...............................       2,700           3,881
 *BEI Electronics, Inc.................................       6,000           7,312
 BEI Technologies, Inc.................................       5,100          65,025
 BHA Group Holdings, Inc. Class A......................       5,856          53,070

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *BI, Inc..............................................       6,400    $     47,600
 *BLC Financial Services, Inc..........................       5,000           8,125
 BMC Industries, Inc...................................      26,700         145,181
 BSB Bancorp, Inc......................................       9,473         197,157
 BT Financial Corp.....................................      14,970         328,872
 *BTG, Inc.............................................       7,900          52,831
 *BTU International, Inc...............................       6,500          35,344
 *BWAY Corp............................................       8,400          48,300
 *Bacou USA, Inc.......................................      24,900         398,400
 Badger Meter, Inc.....................................       1,800          55,125
 *Badger Paper Mills, Inc..............................       1,000           6,000
 Bairnco Corp..........................................       8,300          60,694
 Baker (J.), Inc.......................................      12,500          65,234
 *Baker (Michael) Corp.................................       4,400          28,600
 *Balance Bar Co.......................................       8,000          88,500
 Balchem Corp..........................................       3,300          28,462
 Baldor Electric Co....................................      23,133         452,539
 Baldwin & Lyons, Inc. Class B.........................       6,000         124,125
 *Baldwin Piano & Organ Co.............................       1,300          11,050
 *Baldwin Technology, Inc. Class A.....................      13,500          32,906
 *Ballantyne Omaha, Inc................................      12,127          65,183
 *#Bally Total Fitness Holding Corp....................      23,675         538,606
 *Baltek Corp..........................................       1,500          10,828
 Bancfirst Ohio Corp...................................       6,300         152,381
 *Bancinsurance Corp...................................       4,305          24,350
 Bancorp Connecticut, Inc..............................       4,100          67,394
 Bandag, Inc...........................................       9,800         237,650
 Bandag, Inc. Class A..................................      11,000         229,625
 Bangor Hydro-Electric Co..............................       6,500         104,406
 Bank of Granite Corp..................................       9,450         213,216
 *Bank Plus Corp.......................................      17,400          53,287
 *Bank United Financial Corp. Class A..................      14,400         125,775
 Bank West Financial Corp..............................       1,600          14,400
 #BankAtlantic Bancorp, Inc. Class A...................      11,285          51,488
 BankAtlantic Bancorp, Inc. Class B....................       9,300          52,022
 *BankFirst Corp.......................................       1,700          15,937
 BankNorth Group, Inc. DE..............................      20,800         631,800
 Banta Corp............................................      24,700         541,856
 *Banyan System, Inc...................................      21,300         306,853
 Barnes Group, Inc.....................................      17,900         290,875
 *Barnett, Inc.........................................      14,600         128,891
 *Barnwell Industries, Inc.............................         400           4,775
 *Barra, Inc...........................................      12,200         355,706
 *Barrett Business Services, Inc.......................       6,800          44,200
 *Barringer Technologies, Inc..........................       6,800          43,987
 *Barry (R.G.) Corp....................................       8,832          38,088
 *#Base Ten Systems, Inc...............................       1,720           5,133
 *Basin Exploration, Inc...............................      14,500         256,016
 Bassett Furniture Industries, Inc.....................      11,800         187,325
 *Battle Mountain Gold Co..............................     115,000         287,500
 *Bay State Bancorp, Inc...............................       1,400          27,737
 Bay View Capital Corp.................................      23,894         400,224
 *Baycorp Holdings, Ltd................................       5,500          44,000
 *Bayou Steel Corp. Class A............................       9,600          30,000
 *Be Aerospace, Inc....................................      24,400         171,562
 Beauticontrol Cosmetics, Inc..........................       5,400          16,875
 *Beazer Homes USA, Inc................................       8,600         162,862
 *#bebe stores, inc....................................       5,200         160,875
 *Bel Fuse, Inc. Class A...............................       1,750          86,187
 Bel Fuse, Inc. Class B................................       1,750          84,219
 *Belco Oil & Gas Corp.................................      31,600         195,525
 Belden, Inc...........................................      30,400         608,000
                                                               SHARES        VALUE+
                                                               ------        ------

 Bell Industries, Inc..................................       8,620    $     42,561
 *Bell Microproducts, Inc..............................       8,800          64,900
 *Bellwether Exploration Co............................      13,900          69,066
 *Ben & Jerry's Homemade, Inc.
   Class A.............................................       5,100          92,437
 *Benchmark Electronics, Inc...........................      13,200         293,700
 *Benihana, Inc........................................       1,000          13,937
 *Bentley Pharmaceuticals, Inc.........................       5,360          22,780
 *Benton Oil & Gas Co..................................      26,600          53,200
 Berkley (W.R.) Corp...................................      14,000         300,125
 Berkshire Energy Resources............................       2,000          69,875
 *Berlitz International, Inc...........................       4,700          92,237
 Berry Petroleum Corp. Class A.........................      19,000         263,625
 *Best Software, Inc...................................       8,400         218,137
 *Beverly Enterprises..................................      74,800         299,200
 *#Beyond.com Corp.....................................      28,500         293,016
 *Big 4 Ranch, Inc.....................................       3,200               0
 *Big City Radio, Inc..................................       1,800           8,100
 *Big Dog Holdings, Inc................................         600           4,387
 *Big Flower Holdings, Inc.............................      19,800         617,512
 *Billing Information Concepts Corp....................      45,600         251,512
 Bindley Western Industries, Inc.......................      26,821         355,378
 *BindView Development Corp............................       1,200          35,700
 *Bio Technology General Corp..........................      53,300         641,266
 *Bio Vascular, Inc....................................       8,100          16,453
 *Bioanalytical Systems, Inc...........................       4,000          12,500
 *Biocryst Pharmaceuticals, Inc........................      14,000         358,312
 *Bio-Logic Systems Corp...............................       3,600          20,700
 *#Biomatrix, Inc......................................      22,900         538,150
 *Bionova Holdings Corp................................       1,270           2,540
 *Bionx Implants, Inc..................................      10,000          26,562
 *#Bio-Plexus, Inc.....................................       2,700          10,800
 *Bio-Rad Laboratories, Inc. Class A...................       8,300         204,906
 *BioReliance Corp.....................................       3,200          23,200
 *Biosite Diagnostics, Inc.............................      13,000         169,812
 *Biosource International, Inc.........................       6,100          20,587
 *Biospecifics Technologies Corp.......................       3,100           5,134
 *#Biospherics, Inc....................................       8,300          46,817
 *BioTransplant, Inc...................................       2,300          13,415
 Birmingham Steel Corp.................................      23,300         168,925
 *Bitstream, Inc.......................................       3,100           8,767
 *Black Box Corp.......................................         300          17,859
 *Black Hawk Gaming & Development, Inc.................       3,600          22,725
 Black Hills Corp......................................      19,550         427,656
 Blair Corp............................................       6,700          97,150
 Blanch (E.W.) Holdings, Inc...........................      11,500         667,000
 Blimpie International.................................       8,600          17,200
 *Blonder Tongue Laboratories, Inc.....................       7,500          40,312
 *#Blue Rhino Corp.....................................       4,500          39,656
 *Blue Wave Systems, Inc...............................       8,600          51,869
 *Bluegreen Corp.......................................      21,295         119,784
 Bob Evans Farms, Inc..................................       7,300         109,272
 *Boca Research, Inc...................................       7,900          66,656
 *Boca Resorts, Inc....................................      36,900         322,875
 *#Bogen Communications International, Inc.............       2,200          16,878
 *Boise Cascade Office Products Corp...................      14,000         161,000
 *Bolder Technologies Corp.............................      11,400         123,975
 *Bolle, Inc...........................................       6,161          30,035
 *Bolt Technology Corp.................................       4,500          17,719
 *Bombay Co., Inc......................................      35,000         175,000

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Bonded Motors, Inc...................................       1,800    $      1,941
 *Bone Care International, Inc.........................       2,250          20,742
 *Bontex, Inc..........................................         200             412
 *Bon-Ton Stores, Inc..................................      10,800          53,156
 *#Books-a-Million, Inc................................      18,100         188,353
 *Boron, Lepore and Associates, Inc....................      11,800          86,656
 Boston Acoustics, Inc.................................       3,750          55,312
 *Boston Beer Company, Inc. Class A....................      11,500          82,656
 *Boston Biomedical, Inc...............................       3,300          10,312
 *Boston Communications Group, Inc.....................      13,200          71,775
 *Boston Private Financial Holdings, Inc...............       8,000          72,375
 Bostonfed Bancorp, Inc................................       3,800          62,225
 Bowne & Co., Inc......................................      34,600         408,712
 *Boyd Gaming Corp.....................................      61,800         382,387
 *Bradley Pharmaceuticals, Inc.
   Class A.............................................       1,500           1,875
 Brady (W.H.) Co. Class A..............................      20,700         635,231
 *Brass Eagle, Inc.....................................       6,000          45,562
 *Brauns Fashions Corp.................................       3,200          68,800
 *#Breed Technologies, Inc.............................      36,800          16,008
 Brenton Banks, Inc....................................      19,096         210,653
 *Bridgestreet Accomodations, Inc......................       7,200          12,600
 Bridgford Foods Corp..................................       4,482          41,599
 *Brigham Exploration Co...............................       5,200           6,012
 *Brightpoint, Inc.....................................      51,300         569,109
 *BrightStar Information Technology Group, Inc.........       6,900          53,259
 *Brilliant Digital Entertainment, Inc.................       8,500          30,812
 *Brio Technology, Inc.................................       7,900         296,991
 *Bristol Hotels & Resorts, Inc........................      14,300          72,394
 *#Britesmile, Inc.....................................      14,500         139,562
 *#Broadband Technologies, Inc.........................      10,600          47,534
 *Brookdale Living Communities.........................      15,400         204,531
 Brooke Group, Ltd.....................................      21,945         382,666
 Brookline Bancorp, Inc................................      14,700         147,459
 *Brooks Automation, Inc...............................       9,900         271,012
 *Brookstone, Inc......................................       8,000         134,500
 *Brooktrout Technology, Inc...........................       9,300         148,800
 *Brothers Gourmet Coffees, Inc........................       6,771              68
 *Brown & Sharpe Manufacturing Co. Class A.............      11,500          27,312
 *Brown (Tom), Inc.....................................      27,300         319,922
 Brown and Brown, Inc..................................      12,150         473,850
 Brown Shoe Company, Inc...............................      18,000         283,500
 *Brunswick Technologies, Inc..........................       4,600          19,262
 Brush Wellman, Inc....................................      14,900         242,125
 Bryn Mawr Bank Corp...................................         800          20,175
 *Buckeye Technology, Inc..............................      32,400         514,350
 *Buckhead America Corp................................         900           5,231
 *Buckle, Inc..........................................      19,800         306,900
 *Budget Group, Inc....................................      34,000         265,625
 *Buffets, Inc.........................................      45,686         486,841
 *Builders Transport, Inc..............................       1,800              29
 *Building Materials Holding Corp......................      10,600         105,337
 *Building One Services Corp...........................       3,700          37,694
 *Bull Run Corp. GA....................................      21,300          86,531
 Burlington Coat Factory Warehouse Corp................      19,380         248,306
 *Burlington Industries, Inc...........................      51,900         191,381
 *Burns International Services Corp....................      23,500         210,031
 *Burr Brown Corp......................................      18,062         799,808
                                                               SHARES        VALUE+
                                                               ------        ------

 *Bush Boake Allen, Inc................................      17,400    $    437,175
 Bush Industries, Inc. Class A.........................       9,100         145,600
 *Business Resource Group..............................       2,800          12,687
 *Butler International, Inc............................       8,700          66,337
 Butler Manufacturing Co...............................       6,400         137,200
 C & D Technologies, Inc...............................      11,200         438,200
 *C-COR Electronics, Inc...............................       8,200         420,506
 *C-Cube Microsystems, Inc.............................      12,400         555,287
 *#C-Phone Corp........................................       6,400          10,200
 *C.P. Clare Corp......................................       9,400          61,100
 *#C3, Inc.............................................       6,700          56,112
 *CB Richard Ellis Services, Inc.......................      23,900         313,687
 *CBRL Group, Inc......................................      10,000         110,625
 *CCA Industries, Inc..................................       4,300           6,248
 CCBT Financial Companies, Inc.........................       9,000         136,125
 *CCC Information Services Group, Inc..................      24,100         265,853
 *CDI Corp.............................................      17,900         434,075
 *CDNOW/N2K, Inc.......................................      21,700         329,569
 *CE Software Holdings, Inc............................         580           5,655
 *CEM Corp.............................................       2,500          22,422
 *CFI Proservices, Inc.................................       4,000          34,187
 *CFM Technologies, Inc................................       7,100          78,766
 CFW Communications Co.................................      11,700         284,456
 *CHS Electronics, Inc.................................      27,000          18,562
 *CICOR International, Inc.............................       9,550         103,856
 CKE Restaurants, Inc..................................      30,000         193,125
 CMI Corp. Class A.....................................      17,800         144,625
 CMP Media Group, Inc..................................      32,400         876,825
 CNA Surety Corp.......................................      36,700         408,287
 CNBT Bancshares, Inc..................................       5,800          73,587
 *CNS Income...........................................      16,600          82,222
 CPAC, Inc.............................................       5,020          39,611
 CPB, Inc..............................................       6,800         175,737
 *CPI Aerostructures, Inc..............................          66             109
 CPI Corp..............................................       8,000         198,000
 *CSK Auto Corp........................................      22,400         397,600
 *CSP, Inc.............................................       3,061          15,114
 *CSS Industries, Inc..................................      11,600         247,950
 *CTB International Corp...............................       7,500          47,461
 *CTC Communications Group, Inc........................      11,100         271,950
 CTG Resources, Inc....................................       7,800         279,825
 CTS Corp..............................................      20,800       1,667,900
 *CUNO, Inc............................................      14,500         294,531
 *CV Therapeutics, Inc.................................       6,200         107,337
 CVB Financial Corp....................................      14,899         368,750
 *CVF Technologies Corp................................       2,400           6,600
 *Cable Design Techologies Corp........................      27,225         651,698
 Cabot Oil & Gas Corp. Class A.........................      24,900         381,281
 *Cache, Inc...........................................       7,625          33,836
 *Caci International, Inc. Class A.....................       9,800         217,437
 *Cade Industries, Inc.................................      19,800          99,309
 *Cadiz, Inc...........................................      33,200         283,237
 Cadmus Communications Corp............................       7,800          62,156
 *Caere Corp...........................................      10,600          75,194
 Cagle's, Inc. Class A.................................       2,000          27,625
 *Cal Dive International, Inc..........................      11,800         429,962
 Calgon Carbon Corp....................................      38,800         237,650
 *Caliber Learning Network, Inc........................      10,000          20,937
 *California Amplifier, Inc............................      10,600         249,431
 *California Coastal Communities, Inc..................       9,500          74,219
 *California Culinary Academy, Inc.....................       1,200           4,725
 *California Micro Devices Corp........................       8,400          68,775

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 California Water Service Group........................      10,400    $    328,900
 *Callon Petroleum Co..................................       6,500          77,187
 *Calloways Nursery, Inc...............................       1,200           1,481
 Cal-Maine Foods, Inc..................................      10,800          36,787
 Cambrex Corp..........................................      24,100         759,150
 *Cambridge Heart, Inc.................................      10,800          28,519
 *Cameron Ashley Building Products, Inc................       8,400          67,200
 Cameron Financial Corp................................       1,300          16,656
 *Candela Laser Corp...................................       5,000          75,000
 *Candies, Inc.........................................      17,200          17,737
 *Canisco Resources, Inc...............................         500             547
 *Cannon Express, Inc. Class A.........................         900           2,925
 *Cannondale Corp......................................       6,900          48,516
 *Cantel Industries, Inc. Class B......................       3,100          15,161
 *Canterbury Information Technology, Inc...............       4,900          16,078
 *Capital Corp. of the West............................       2,300          26,019
 *Capital Crossing Bank................................       3,600          49,725
 *Capital Pacific Holdings, Inc........................      12,300          29,981
 Capital Re Corp.......................................      30,700         422,125
 *Capital Senior Living Corp...........................      19,700          98,500
 Capitol Bancorp, Ltd..................................       3,706          43,082
 Capitol Transamerica Corp.............................      10,050         116,831
 Caraustar Industries, Inc.............................      22,900         558,903
 *Carbide/Graphite Group, Inc..........................       6,700          40,409
 Carbo Ceramics, Inc...................................       6,200         159,650
 *Cardiac Pathways Corp................................       2,000           4,312
 *Cardima, Inc.........................................       4,000           7,562
 *Caredata.com, Inc....................................       6,700          56,950
 *Career Blazers, Inc. Trust Units.....................         800               0
 *Career Education Corp................................       7,000         229,687
 *Carematrix, Inc......................................      15,800          32,341
 *Caretenders Healthcorp...............................       1,600           3,900
 *Carey International, Inc.............................       7,700         166,994
 *Caribiner International, Inc.........................      27,900         247,612
 *Carleton Corporation.................................       1,100           2,441
 *Carmike Cinemas, Inc. Class A........................       8,700         108,750
 Carolina First Corp...................................      22,510         460,752
 Carpenter Technology Corp.............................      19,000         498,750
 *Carreker-Antinori, Inc...............................      17,000         120,062
 *Carriage Services, Inc. Class A......................      14,100          72,262
 *Carrington Laboratories, Inc.........................       8,400          16,931
 *Carson, Inc..........................................       7,000          24,500
 Carter-Wallace, Inc...................................      32,900         594,256
 Cascade Corp..........................................      10,700         101,650
 Cascade Natural Gas Corp..............................       9,900         173,869
 *Casella Waste Systems, Inc.
   Class A.............................................      12,800         210,800
 Casey's General Stores, Inc...........................      36,800         470,350
 Cash America International, Inc.......................      23,300         202,419
 *Casino Data Systems..................................      18,100          65,330
 *Castle & Cooke, Inc..................................      17,000         214,625
 Castle (A.M.) & Co....................................      13,037         153,185
 *Castle Dental Centers, Inc...........................       6,300          24,216
 Castle Energy Corp....................................       2,400          40,650
 *Catalina Lighting, Inc...............................       6,200          30,612
 *Catalyst International, Inc..........................       5,500          44,344
 *Catalytica, Inc......................................      31,700         335,822
 Cathay Bancorp, Inc...................................       4,800         194,250
 *Catherines Stores Corp...............................       6,300         129,347
 Cato Corp. Class A....................................      21,300         278,231
                                                               SHARES        VALUE+
                                                               ------        ------

 Cavalier Homes, Inc...................................      18,060    $     77,884
 *Cavanaughs Hospitality Corp..........................      15,000         112,500
 *Cec Entertainment Inc................................      10,800         324,000
 *Celadon Group, Inc...................................       7,000          45,062
 *Celebrity, Inc.......................................       1,300           4,062
 *Celeris Corporation..................................       3,133           3,329
 *Celeritek, Inc.......................................       6,600          49,087
 *Celestial Seasonings, Inc............................       6,600         136,744
 *Celgene Corp.........................................      16,900       1,011,359
 *#Cell Genesys, Inc...................................      28,452         260,514
 *Cell Pathways, Inc...................................       4,829          45,574
 *Cellegy Pharmaceuticals, Inc.........................      10,200          35,062
 *#Cellnet Data Systems, Inc...........................      41,900          59,577
 *Cellstar Corp........................................      79,000         769,016
 *#Cel-Sci Corp........................................       2,500           6,094
 Cenit Bancorp, Inc....................................       4,300          77,400
 *Centennial Bancorp...................................      15,816         168,539
 *Centennial Healthcare Corp...........................      10,700          32,434
 *#Centennial Technologies Inc.........................         196             778
 *#CenterSpan Communication Corp.......................       3,100          48,534
 *Centigram Communications Corp........................       5,200          71,500
 Central Bancorp, Inc..................................       1,800          35,100
 *Central Garden & Pet Co..............................      29,500         235,078
 Central Hudson Gas & Electric Corp....................      12,300         411,281
 Central Vermont Public Service Corp...................      10,300         127,462
 Centris Group, Inc....................................      11,400         139,650
 Century Aluminum Co...................................      20,200         198,212
 Century Bancorp Income Class A........................       1,000          16,625
 *Century Business Services, Inc.......................      13,800         127,219
 Century South Banks, Inc..............................       2,200          51,356
 *Cephalon, Inc........................................      28,600         631,881
 *Ceradyne, Inc........................................       6,900          34,823
 Cerberonics, Inc. Class A.............................         200           1,112
 *Ceres Group, Inc.....................................       2,100          14,175
 *Cerion Technologies, Inc.............................       3,500             350
 *Cerner Corp..........................................      33,600         637,350
 *Cerprobe Corp........................................       7,300          65,016
 *Cerus Corp...........................................       4,700         125,431
 *Champion Enterprises, Inc............................      35,700         305,681
 Champion Industries, Inc..............................       8,462          41,252
 *Championship Auto Racing Teams, Inc..................      18,500         441,687
 *Champps Entertainment, Inc...........................       9,300          18,891
 *Charles River Associates, Inc........................       6,800         206,550
 *Charming Shoppes, Inc................................      78,400         508,375
 *Chart House Enterprises, Inc.........................      10,600          56,312
 Chart Industries, Inc.................................      21,725          80,111
 *Charter Federal Savings Bank (Escrow)................       2,100               0
 Charter One Financial, Inc............................       6,965         151,271
 *Chase Industries, Inc................................       9,000          79,312
 *Chattem, Inc.........................................       9,200         177,962
 *Chaus (Bernard), Inc.................................      11,100          26,362
 *Check Technology Corp................................       4,400          11,137
 *Checkers Drive-In Restaurant, Inc....................       3,034           4,646
 *Checkpoint System, Inc...............................      27,100         215,106
 *Cheesecake Factory, Inc..............................      18,050         557,858
 Chemed Corp...........................................       9,100         236,600
 *Chemfab Corp.........................................       7,850         125,600
 Chemfirst, Inc........................................      16,500         385,687
 Chemical Financial Corp...............................      10,832         344,931
 *Cherokee, Inc........................................       2,200          19,662

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Cherry Corp..........................................       4,800    $     54,900
 *Chesapeake Biological Laboratories, Inc. Class A.....       3,600          10,350
 Chesapeake Corp.......................................      15,900         507,806
 *Chesapeake Energy Corp...............................     109,570         328,710
 Chesapeake Utilities Corp.............................       3,700          67,525
 Chester Valley Bancorp................................         475           7,392
 *Chic by His, Inc.....................................       9,800           7,350
 Chicago Rivet & Machine Co............................         200           4,650
 *Chicos Fas, Inc......................................       8,200         314,931
 *Children's Comprehensive Services, Inc...............       8,650          59,198
 *#Childrens Place Retail Stores, Inc..................      12,600         310,275
 *Childtime Learning Centers, Inc......................       4,900          63,394
 Chiquita Brands International, Inc....................      64,192         280,840
 *Chirex, Inc..........................................      13,200         458,287
 Chittenden Corp.......................................      18,959         612,613
 *Cholestech Corp......................................      10,300          65,019
 *ChromaVision Medical Systems, Inc....................       6,100          88,069
 *Chromcraft Revington, Inc............................       7,400          84,175
 *Chronimed, Inc.......................................      12,100          96,044
 Church & Dwight Co., Inc..............................      25,700         719,600
 *#Churchill Downs, Inc................................       5,400         123,019
 *Cidco, Inc...........................................      12,600         101,587
 *Cima Laboratories, Inc...............................       8,600          87,075
 *Ciprico, Inc.........................................       4,400          56,237
 Circle International, Inc.............................      14,700         355,556
 *Circuit City Stores, Inc. - Carmax Group.............      25,300          60,087
 *Circuit Systems, Inc.................................       2,600           3,575
 *Cirrus Logic, Inc....................................      61,200         849,150
 *Citadel Holding Corp.................................       5,300          18,219
 *Citation Computer System, Inc........................       3,400           7,916
 *Citation Corp........................................      16,100         272,694
 Citizens Banking Corp.................................       4,887         123,855
 *Citizens, Inc. Class A...............................      21,293         138,404
 City Holding Co.......................................      13,486         227,576
 *Civic Bancorp........................................       2,976          47,709
 Clarcor, Inc..........................................      24,350         423,081
 *Clarify, Inc.........................................      12,000       1,120,500
 *Clark (Dick) Productions, Inc........................       3,528          57,109
 *Clark/Bardes Holdings, Inc...........................       7,000          88,812
 *Clean Harbors, Inc...................................       9,300          13,223
 Cleveland Cliffs, Inc.................................      10,200         298,350
 *ClickAction, Inc.....................................       4,000          75,000
 *click2learn.com, Inc.................................      11,400          84,075
 *Clintrials Research, Inc.............................      15,900          62,109
 *#Closure Medical Corp................................      11,900         165,484
 *CoStar Group, Inc....................................       4,900         112,547
 Coachmen Industries, Inc..............................      15,100         216,119
 *Coast Dental Services, Inc...........................       6,800          21,675
 *Coast Distribution System............................       4,000           8,250
 Coastal Bancorp, Inc..................................       5,250         105,000
 *Coastcast Corp.......................................       5,600          72,800
 *Cobra Electronic Corp................................       6,100          30,500
 Coca-Cola Bottling Co. Consolidated...................       5,200         266,500
 *#Coeur d'Alene Mines Corp. ID........................      19,700          80,031
 *Cogeneration Corporation of America..................       6,200         152,869
 *Cognitronics Corp....................................       3,750          64,687
 *Cognizant Technology Solutions Corp..................       2,000         118,375
 *Coherent, Inc........................................      23,700         626,569
                                                               SHARES        VALUE+
                                                               ------        ------

 *Cohesion Technologies, Inc...........................       6,300    $     45,281
 Cohu, Inc.............................................      16,400         376,175
 *Coinmach Laundry Corp................................      12,600         135,450
 *Coinstar, Inc........................................      15,500         162,266
 Cold Metal Products, Inc..............................       3,500          12,359
 *Coldwater Creek, Inc.................................       8,300         232,919
 *Cole (Kenneth) Productions, Inc. Class A.............       5,900         270,662
 *Cole National Corp. Class A..........................      15,300          82,237
 *Coleman, Inc.........................................       1,400          13,212
 *Collagenex Pharmaceuticals, Inc......................       7,700         171,806
 *Collateral Therapeutics, Inc.........................       5,500         100,375
 Collins & Aikman Corp.................................      64,000         328,000
 Collins Industries, Inc...............................       6,500          41,234
 Colorado Business Bankshares, Inc.....................       2,700          37,631
 *Colorado MEDtech, Inc................................       9,700         122,462
 *Columbia Banking System, Inc.........................       9,427         153,778
 *Columbia Laboratories, Inc...........................      28,700         227,806
 *Columbia Sportswear Co...............................      20,300         415,516
 *Columbus Energy Corp.................................       2,987          16,615
 Columbus McKinnon Corp................................      12,400         127,875
 *Com21, Inc...........................................      17,200         379,475
 *Comarco, Inc.........................................       3,400          61,625
 *Comdial Corp.........................................       8,000          66,375
 *Comforce Corp........................................      13,877          22,550
 *Comfort Systems USA, Inc.............................      14,700         121,275
 *Command Systems, Inc.................................       2,000           3,250
 Commercial Bancshares, Inc............................       1,504          34,592
 Commercial Bank of New York...........................       4,200          51,187
 Commercial Intertech Corp.............................      12,900         162,056
 Commercial Metals Co..................................      13,400         428,800
 Commercial National Financial Corp....................       2,600          50,700
 *Commodore Applied Technologies, Inc..................      13,902          11,295
 Commonwealth Bancorp, Inc.............................      14,500         240,156
 Commonwealth Industries, Inc..........................      14,400         186,750
 Communications Systems, Inc...........................       8,100          94,669
 Community Bank System, Inc............................       6,100         160,887
 Community Bankshares, Inc.............................         200           2,475
 Community Financial Corp..............................       1,200          10,312
 Community Financial Group, Inc........................       2,300          35,291
 Community First Brokerage Co..........................       2,000          34,500
 Community Savings Bankshares, Inc.....................       8,073         102,678
 Community Trust Bancorp, Inc..........................       9,144         195,453
 Community West Bancshares.............................       4,000          55,500
 *Comnet Cellular, Inc.................................      20,400         647,062
 *Competitive Technologies, Inc........................       5,400          30,712
 *Complete Business Solutions, Inc.....................      22,500         425,391
 *Comptek Research, Inc................................       4,600          60,950
 *Compucom Systems, Inc................................      46,900         148,028
 *CompUSA, Inc.........................................      76,200         447,675
 *Computer Horizons Corp...............................      42,100         592,031
 *#Computer Learning Centers, Inc......................      15,600          52,894
 *Computer Motion, Inc.................................       7,300          82,581
 *Computer Network Technology Corp.....................      22,100         445,453
 *Computer Outsourcing Services, Inc...................       3,200          81,600
 Computer Task Group, Inc..............................      22,200         328,837
 CompX International, Inc..............................       3,600          65,925
 *Comshare, Inc........................................       8,900          43,666
 *Comstock Resources, Inc..............................      22,800          79,800
 *Comtech Telecommunications Corp......................       3,900          72,150
 *Concord Camera Corp..................................       9,900         148,191

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Concord Communications, Inc..........................       5,300    $    282,887
 *Concurrent Computer Corp.............................      47,900         624,197
 *Condor Technology Solutions, Inc.....................      11,800          27,841
 *Conductus, Inc.......................................       4,900          16,231
 *Cone Mills Corp. NC..................................      22,900         113,069
 *Congoleum Corp. Class A..............................       3,200          10,800
 *Conmed Corp..........................................      15,075         380,173
 Connecticut Energy Corp...............................       9,200         362,825
 Connecticut Water Services, Inc.......................       3,600         121,050
 *ConnectInc.com Co....................................      14,800          60,587
 Conning Corp..........................................      10,200          87,975
 *Connitics Corp.......................................      18,100         122,741
 *Conso Products Co....................................       6,600          55,069
 *Consolidated Delivery and Logistics, Inc.............       6,000          23,625
 *Consolidated Freightways Corp........................      20,700         188,241
 *Consolidated Graphics, Inc...........................      12,600         282,712
 *Consolidated Products, Inc...........................      25,326         265,923
 Consolidated Tokoma Land Co...........................       3,100          39,137
 *#Converse, Inc.......................................      22,300          44,600
 Cooker Restaurant Corp................................       9,200          28,750
 Cooper Companies, Inc.................................      13,400         338,350
 *Cooperative Bankshares, Inc..........................       1,400          15,050
 *Copart, Inc..........................................      26,600         688,275
 *Copytele, Inc........................................      52,100          51,286
 *Cor Therapeutics, Inc................................      24,100         472,209
 *Core Materials Corp..................................       7,700          12,994
 *Core, Inc............................................       6,700          43,655
 *Corixa Corp..........................................      14,812         250,415
 *Cornell Corrections, Inc.............................       8,600          98,362
 *Correctional Services Corp...........................       9,612          42,954
 *Corrpro Companies, Inc...............................       6,375          46,219
 *Corsair Communications, Inc..........................      16,400         174,762
 *Cort Business Services Corp..........................      11,400         222,300
 Corus Bankshares, Inc.................................      14,600         416,100
 *Corvas International, Inc............................      13,600          36,550
 *Corvel Corp..........................................       2,000          41,375
 *Cost Plus, Inc.......................................      19,800         730,125
 *Cost-U-Less, Inc.....................................       2,800          12,512
 *Cotelligent Group, Inc...............................      12,200          51,087
 Cotton States Life Insurance Co.......................       2,530          23,007
 *#Coulter Pharmaceutical, Inc.........................       7,700         131,141
 Counsel Corp..........................................      18,000          41,625
 Courier Corp..........................................       1,200          26,775
 *Covance, Inc.........................................      28,900         314,287
 *Covenant Transport, Inc. Class A.....................      12,600         183,094
 *Coventry Health Care, Inc............................      58,800         339,937
 Covest Bancshares, Inc................................       2,250          29,109
 *Covol Technologies, Inc..............................       7,100           6,656
 *Coyote Network Systems, Inc..........................      12,172          58,958
 Craftmade International, Inc..........................       5,850          52,833
 *Craig (Jenny), Inc...................................      18,600          41,850
 *Craig Corp...........................................       2,400          14,400
 Crawford & Co. Class A................................         300           3,337
 Crawford & Co. Class B................................      11,500         147,344
 *Creative Biomolecules, Inc...........................      45,800         156,006
 *Creative Computers, Inc..............................       9,100          87,303
 *Credence Systems Corp................................         950          54,922
 *Credit Acceptance Corp...............................      46,300         186,647
 *#Creditrust Corp.....................................       9,300         163,331
 *Cree Research, Inc...................................         600          34,237
 *Crescent Operating, Inc..............................       9,100          27,584
                                                               SHARES        VALUE+
                                                               ------        ------

 *Criticare Systems, Inc...............................       7,500    $     17,812
 *Cross (A.T.) Co. Class A.............................      13,700          71,925
 Cross Timbers Oil Co..................................      55,850         568,972
 *Crossman Communities, Inc............................      11,550         185,161
 *Crown Central Petroleum Corp.
   Class A.............................................       4,300          27,950
 *Crown Central Petroleum Corp.
   Class B.............................................       4,700          28,200
 Crown Crafts, Inc.....................................       7,700          20,212
 *Crown Group, Inc.....................................       1,400           7,109
 *#Crown Resources Corp................................      12,400          25,381
 *Crown Vantage, Inc...................................       8,500          20,453
 *Crown-Andersen, Inc..................................       1,000           7,687
 *Cryolife, Inc........................................      12,100         163,350
 *Crystal Gas Storage, Inc.............................       1,200          66,750
 Cubic Corp............................................       8,000         157,500
 *Cubist Pharmaceuticals, Inc..........................      20,500         206,281
 Culp, Inc.............................................      10,000          62,500
 *Cunningham Graphics International, Inc...............       4,000          51,750
 *CuraGen Corp.........................................       9,300         230,175
 *Curative Health Services, Inc........................      11,400          90,487
 Curtiss-Wright Corp...................................       9,200         349,600
 *Cutter & Buck, Inc...................................       8,250         128,906
 *#Cybercash, Inc......................................      20,100         219,216
 *#Cyberguard Corp.....................................       6,100          19,825
 *#Cyberian Outpost, Inc...............................      17,000         203,469
 *Cyberonics, Inc......................................      15,500         269,312
 *Cyberoptics Corp.....................................       3,800          70,062
 *#CyberShop.com, Inc..................................       4,600          52,181
 *Cybex Corp...........................................      12,475         537,205
 *Cybex International, Inc.............................       8,700          24,469
 *Cygnus, Inc..........................................      22,600         225,294
 *Cylink Corp..........................................      28,300         328,103
 *Cymer, Inc...........................................      18,600         742,837
 *Cyrk, Inc............................................      13,200          98,175
 *Cytrx Corp...........................................       5,400          13,669
 *Cytyc Corp...........................................      17,800         775,412
 *D & K Healthcare Resources, Inc......................       3,200          55,200
 *D A Consulting Group, Inc............................       5,700          25,294
 *DBT Online, Inc......................................      16,580         319,165
 *DII Group, Inc.......................................       2,400         151,650
 *#DRS Technologies, Inc...............................       6,896          59,478
 *DSET Corp............................................       9,300         242,672
 *DSP Group, Inc.......................................      11,500         797,094
 DT Industries, Inc....................................       9,100          71,094
 *DVI, Inc.............................................      15,200         212,800
 *Daily Journal Corp...................................         200           6,700
 *Dairy Mart Convenience Stores, Inc. Class A..........       1,600           6,800
 *Daisytek International Corp..........................      18,700         372,247
 *Daktronics, Inc......................................       2,600          56,469
 *Dal-Tile International, Inc..........................      52,700         540,175
 *Damark International, Inc. Class A...................       5,100          50,044
 *Dan River, Inc. (GA) Class A.........................      22,700         122,012
 *Danielson Holding Corp...............................      10,000          50,000
 *Daou Systems, Inc....................................      15,900          62,606
 *Darling International, Inc...........................      15,600          34,125
 *Data Broadcasting Corp...............................      34,913         393,862
 *#Data Dimensions, Inc................................      11,600          38,787
 *Data I/O Corp........................................       4,900          10,566
 *#Data Race, Inc......................................      16,000          48,750

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Data Research Association, Inc........................       4,400    $     42,625
 *Data Systems & Software, Inc.........................       6,200          19,762
 *#Data Transmission Network Corp......................      10,100         208,628
 *Datakey, Inc.........................................       1,000           1,719
 *Datamarine International, Inc........................         200             406
 *Dataram Corp.........................................       4,000          74,250
 *Datascope Corp.......................................      14,000         519,312
 *Datastream Systems, Inc..............................      19,500         271,781
 *DataTRAK International, Inc..........................       5,600          19,862
 *Dataware Technologies, Inc...........................       8,600          29,428
 *Datron Systems, Inc..................................       2,100          17,325
 *Datum, Inc...........................................       4,900          43,947
 *Dave and Busters, Inc................................      11,700         120,656
 Davel Communications, Inc.............................       9,478          33,469
 *Davox Corp...........................................      12,850         212,427
 *Dawson Geophysical Co................................       4,300          38,566
 *Daxor Corp...........................................       3,400          51,425
 *Day Runner, Inc......................................      10,700          75,234
 *Dayton Superior Corp. Class A........................       5,100          93,075
 Deb Shops, Inc........................................      12,200         239,044
 *Deckers Outdoor Corp.................................       7,900          23,577
 *Decora Industries, Inc...............................       1,500           4,922
 Decorator Industries, Inc.............................       2,162          11,215
 *Del Global Technologies Corp.........................       6,883          57,968
 Del Laboratories, Inc.................................      16,439         145,899
 *Delco Remy International, Inc........................       3,400          31,875
 *Delia's, Inc.........................................      13,400         146,562
 *Delphi Financial Group, Inc. Class A.................      12,240         379,440
 *#Delta Financial Corp................................      14,800          68,450
 Delta Natural Gas Co., Inc............................       1,400          21,525
 Delta Woodside Industries, Inc........................      19,000          36,812
 *Deltek Systems, Inc..................................      16,100         207,287
 Deltic Timber Corp....................................      12,800         329,600
 *Denali, Inc..........................................       4,300          15,856
 *Dendrite International, Inc..........................      14,600         402,412
 *#Dense-Pac Microsystems, Inc.........................      14,800         105,912
 *Department 56, Inc...................................      15,800         295,262
 *DepoMed, Inc.........................................       8,000          56,000
 Designs, Inc..........................................      14,800          21,969
 *Detection Systems, Inc...............................       6,300          58,275
 *Detrex Corp..........................................         500           2,469
 Detroit Diesel Corp...................................      25,100         461,212
 *Devcon International Corp............................       4,000          19,750
 Dewolfe Companies, Inc................................         200           1,312
 *Dexterity Surgical, Inc..............................       1,000           1,031
 *Diacrin, Inc.........................................      11,500          68,641
 Diagnostic Products Corp..............................      11,700         294,694
 *Diametrics Medical, Inc..............................      29,200         191,625
 *Diamond Home Services, Inc...........................       7,300           4,791
 *Diamond Technology Partners,
   Class A.............................................      12,300         643,828
 *Dianon Systems, Inc..................................       6,100          61,000
 *Diedrich Coffee, Inc.................................       3,820          19,577
 *Digene Corp..........................................      14,400         259,200
 *Digi International, Inc..............................      17,200         278,425
 *#Digital Biometrics, Inc.............................      11,700          44,789
 *Digital Courier Technologies, Inc....................       5,000          38,437
 *Digital Generation Systems, Inc......................      27,800         119,019
 *Digital Lightwave, Inc...............................      26,600         843,719
 *Digital Microwave Corp...............................      38,700         611,944
 *Digital Power Corp...................................       1,000           1,312
 *Digital River, Inc...................................      14,600         443,475
                                                               SHARES        VALUE+
                                                               ------        ------

 Dime Community Bancorp, Inc...........................      11,200    $    222,950
 Dimon, Inc............................................      46,700         157,612
 *Diodes, Inc..........................................       5,400          82,350
 *Directrix, Inc.......................................         813           3,227
 *Discount Auto Parts, Inc.............................      14,900         205,806
 *Dispatch Management Services Corp....................       3,300           7,425
 *Display Technologies, Inc............................       4,600          20,125
 *Diversified Corporate Resources, Inc.................       2,200           6,600
 *Dixie Group, Inc.....................................       9,400          64,919
 *Dixon Ticonderoga Co.................................       1,900          16,150
 *DocuCorp International, Inc..........................       5,400          25,144
 *Documentum, Inc......................................      19,200         650,400
 *Dollar Thrifty Automotive Group, Inc.................      21,100         416,725
 *Dominion Homes, Inc..................................       5,700          35,981
 Donegal Group, Inc....................................       7,500          51,094
 *Donna Karan International, Inc.......................      19,400         151,562
 Donnelly Corp. Class A................................       5,875          84,820
 *Dorsey Trailers, Inc.................................       3,000           3,750
 *Dot Hill Systems Corp................................       1,960          11,147
 Dover Downs Entertainment, Inc........................       8,000         145,000
 Downey Financial Corp.................................      24,976         502,642
 *Dress Barn, Inc......................................      20,800         356,200
 *Drew Industries, Inc.................................       9,400          89,300
 *Drexler Technology Corp..............................       9,800          76,256
 Dreyer's Grand Ice Cream, Inc.........................      27,200         452,200
 *Dril-Quip, Inc.......................................      13,500         332,437
 *Drug Emporium, Inc...................................      12,200          49,372
 *Drypers Corp.........................................       4,700          12,117
 *DuPont Photomasks, Inc...............................      13,700         844,691
 *DualStar Technologies Corp...........................       7,200          50,287
 *#Duane Reade, Inc....................................      15,400         340,725
 *Duckwall-Alco Stores, Inc............................       4,600          36,656
 *Ducommun, Inc........................................       9,500          84,312
 Duff & Phelps Credit Rating Co........................       3,200         254,800
 *Dunn Computer Corp...................................       9,400          12,631
 *Dura Automotive Systems, Inc.........................      11,294         233,998
 *Dura Pharmaceuticals, Inc............................      41,500         540,797
 *Duramed Pharmaceuticals, Inc.........................      21,100         168,141
 *Dwyer Group, Inc.....................................       6,200          14,919
 *Dynamic Healthcare Technologies, Inc.................      13,700          19,052
 *Dynamic Materials Corp...............................       2,000           3,375
 *Dynamics Research Corp...............................       6,577          34,735
 *Dynatech Corp........................................       5,100          36,497
 E'town Corp...........................................       6,500         408,687
 *E-Z-Em, Inc. Class A.................................       2,000          11,500
 *E-Z-Em, Inc. Class B.................................       4,462          24,541
 *E4L, Inc.............................................      30,611          95,659
 *ECC International Corp...............................       7,300          23,725
 *ECCS, Inc............................................       1,700          12,059
 EFC Bancorp, Inc......................................       1,100          11,825
 *EFI Electronics Corp.................................         800             837
 *EFTC Corp............................................      13,700          30,825
 *EIS International, Inc...............................       9,100          39,528
 *ELXSI Corp...........................................       1,800          23,119
 EMC Insurance Group, Inc..............................      10,300         104,609
 *EMCORE Corp..........................................      11,300         258,134
 *EMS Technologies, Inc................................       9,000          97,312
 *EPIX Medical, Inc....................................         500           4,656
 *ESCO Electronics Corp. Trust Receipts................      11,100         107,531

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Eagle Bancshares, Inc.................................       4,600    $     73,744
 *Eagle Food Centers, Inc..............................      10,300          15,289
 *Eagle Geophysical, Inc...............................       9,011             360
 *Eagle Point Software Corp............................       4,500          23,906
 *Eagle USA Airfreight, Inc............................      27,450         924,722
 *#EarthShell Corp.....................................      26,900          79,859
 East West Bancorp, Inc................................      21,000         256,594
 *East/West Communications, Inc........................       2,200          58,300
 Eastern Co............................................       4,950          77,962
 Eastern Utilities Associates..........................      18,100         549,787
 *Eateries, Inc........................................       2,800           7,525
 *Echelon Corp.........................................       7,300         101,744
 *Echelon International Corp...........................       2,100          47,775
 *Eclipse Surgical Technologies, Inc...................      25,400         253,206
 *Eclipsys Corp........................................       9,870         241,198
 *Eco Soil Systems, Inc................................      17,200          58,587
 *Ecogen, Inc..........................................       7,240          11,991
 Ecology & Environment, Inc. Class A...................       2,000          11,500
 *Edac Technologies Corp...............................       3,500           6,180
 Edelbrock Corp........................................       3,600          42,975
 *#Edison Control Corp.................................       1,000           6,000
 Edo Corp..............................................       5,300          30,144
 *Education Management Corp............................      29,500         277,945
 Educational Development Corp..........................       1,800           7,200
 *Educational Insights, Inc............................       2,700           5,653
 *EduTrek International, Inc...........................       3,900           3,169
 *#eFax.com, Inc.......................................      11,200          87,850
 *#Egghead.com, Inc....................................      31,342         567,094
 *eGlobe, Inc..........................................      16,300          52,466
 *El Paso Electric Co..................................      69,300         623,700
 *Elantec Semiconductor, Inc...........................       8,300         242,516
 *Elcom International, Inc.............................      24,700         255,491
 Elcor Corp............................................      20,175         653,166
 *Elcotel, Inc.........................................      12,000          27,562
 *Elder-Beerman Stores Corp............................       1,400           9,012
 *Electric Fuel Corp...................................      12,200          15,631
 *Electric Lightwave, Inc..............................       7,000         106,750
 *Electro Rent Corp....................................      22,700         268,853
 *Electro Scientific Industries, Inc...................      11,700         683,719
 *Electroglas, Inc.....................................      17,700         503,897
 *Electronic Processing, Inc...........................       4,200          48,037
 *Electronic Retailing System International, Inc.......       2,300           2,516
 *Elite Information Group, Inc.........................       8,300          59,137
 Ellett Brothers, Inc..................................       4,000          26,500
 *#Eltrax System, Inc..................................       5,546          38,995
 *Embrex, Inc..........................................       6,500          58,906
 *Emcee Broadcast Products, Inc........................       2,000           8,812
 *Emcor Group, Inc.....................................       9,700         169,144
 *Emeritus Corp........................................      12,500          82,031
 *Emisphere Technologies, Inc..........................      10,900         204,716
 *Emmis Broadcasting Corp. Class A.....................         300          24,281
 Empire District Electric Co...........................      14,900         355,737
 Empire Federal Bancorp, Inc...........................       2,000          23,125
 *En Pointe Technologies, Inc..........................       5,300          51,012
 *Encad, Inc...........................................      10,400          56,550
 *#Encore Med Corp.....................................       8,200          16,784
 *Encore Wire Corp.....................................      12,925          91,283
 *Endocardial Solutions, Inc...........................      10,100          86,955
 *Endosonics Corp......................................      16,700          84,022
 Energen Corp..........................................      29,200         562,100
 *#Energy Biosystems Corp..............................       1,014           2,218
                                                               SHARES        VALUE+
                                                               ------        ------

 *Energy Conversion Devices, Inc.......................      11,400    $    119,700
 Energy West, Inc......................................         200           1,731
 Energynorth, Inc......................................       3,000         163,219
 Energysouth, Inc......................................       3,000          62,250
 Enesco Group, Inc.....................................      14,700         179,156
 Engineered Support Systems, Inc.......................       5,500          63,766
 *#Engineering Animation, Inc..........................      10,400          86,450
 *Engineering Measurements Co..........................       1,250           8,281
 Engle Homes, Inc......................................      11,200         119,350
 *#Enlighten Software Solutions, Inc...................       1,600          11,750
 Ennis Business Forms, Inc.............................      14,000         125,562
 *Enserch Exploration Corp.............................      42,400         111,300
 *Enstar, Inc..........................................       1,300          16,128
 *Entrade, Inc.........................................       8,700         200,644
 *#Entremed, Inc.......................................      11,200         252,350
 *Envirogen, Inc.......................................         616             847
 *Environmental Elements Corp..........................       6,400          14,000
 *Environmental Technologies Corp......................       3,700           9,828
 *Environmental Tectonics Corp.........................       5,600          53,900
 *Enzo Biochem, Inc....................................      23,840         622,820
 *Enzon, Inc...........................................      12,400         418,112
 *Epicor Software Corp.................................      35,642         208,840
 *Epimmune, Inc........................................       4,142          11,520
 *Epitope, Inc.........................................      12,200          55,281
 *#Equimed Inc Nevis...................................       2,250               0
 *#Equimed, Inc........................................       2,250              70
 *Equinox Systems, Inc.................................       4,150          51,097
 *Equity Marketing, Inc................................       5,600          90,475
 *Equity Oil Co........................................      10,200          11,794
 *Ergo Science Corp....................................      12,800          17,000
 *eShare Technologies, Inc.............................      18,500         165,344
 Eskimo Pie Corp.......................................       3,100          29,450
 Espey Manufacturing & Electronics Corp................         400           5,850
 *e.Spire Communications, Inc..........................      48,600         360,703
 *Ess Technology, Inc..................................      41,100         886,219
 *Esterline Technologies Corp..........................      15,600         195,975
 *Etec Systems, Inc....................................      25,400       1,092,994
 Ethyl Corp............................................      92,900         389,019
 *Evans & Sutherland Computer Corp.....................       8,000         103,250
 *Evans, Inc...........................................         250              78
 *Evercel, Inc.........................................         833          15,098
 *Evergreen Resources, Inc.............................      12,600         264,206
 *Evolving Systems, Inc................................       8,900          79,266
 *Exabyte Corp.........................................      20,200         141,084
 *Exactech, Inc........................................       4,900          64,312
 *Exar Corp............................................       8,400         409,762
 *Excalibur Technologies Corp..........................      12,500         166,406
 *Excel Legacy Corp....................................      21,100          84,400
 *Excel Technology, Inc................................      15,100         221,309
 *#Excelsior-Henderson Motorcycle Manufacturing Co.....       5,200           3,494
 *Executone Information Systems, Inc...................      59,300         159,369
 Exide Corp............................................      24,200         249,562
 *Exponent, Inc........................................       4,300          29,159
 *Extended Systems, Inc................................       5,000          74,531
 Ezcorp, Inc. Class A Non-Voting.......................       9,300          35,747
 *Ezenia! Inc..........................................      11,600          70,687
 F & M Bancorp (MD)....................................       6,162         151,739
 F & M National Corp...................................      19,570         555,299
 F.N.B. Corp...........................................       9,500         245,812
 FBL Financial Group, Inc. Class A.....................      14,800         257,150

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 FCNB Corp.............................................       8,077    $    144,376
 *FEI Co...............................................      19,400         160,050
 FFLC Bancorp..........................................       2,500          39,062
 FFY Financial Corp....................................       5,000          77,187
 FNB Financial Services Corp...........................       2,000          23,250
 *FPIC Insurance Group, Inc............................       8,300         156,144
 *FRP Properties, Inc..................................       2,500          59,375
 FSF Financial Corp....................................       1,800          21,937
 *FSI International, Inc...............................      23,100         217,284
 *FTI Consulting, Inc..................................       3,900          21,937
 *FVC.COM, Inc.........................................       9,000          88,594
 *FX Energy, Inc.......................................      10,000          53,750
 *FYI, Inc.............................................      12,200         393,069
 Fab Industries, Inc...................................       4,500          52,875
 *Factory 2-U Stores, Inc..............................       7,800         186,712
 Fair, Isaac & Co., Inc................................      12,500         531,250
 *Fairchild Corp. Class A..............................      35,152         254,852
 *Fairfield Communities, Inc...........................      47,000         561,062
 Falcon Products, Inc..................................       7,500          70,312
 *#Family Golf Centers, Inc............................      25,550          41,918
 *Fansteel, Inc........................................       5,700          25,650
 *Farm Family Holdings, Inc............................       4,700         191,525
 Farmer Brothers Co....................................       1,500         249,750
 *Faro Technologies, Inc...............................       2,100           6,497
 *Faroudja, Inc........................................       9,700          48,197
 *Farr Co..............................................       7,725          76,043
 Farrel Corp...........................................       3,400           6,906
 *Featherlite Manufacturing, Inc.......................       5,400          35,606
 Fedders Corp..........................................      17,000          91,375
 Fedders Corp. Class A.................................       7,700          36,094
 Federal Screw Works...................................       1,800          81,112
 *#Female Health Co....................................       9,300          11,770
 *Fibermark, Inc.......................................       6,100          76,250
 *Fiberstars, Inc......................................       3,200          14,200
 Fidelity Bancorp, Inc. Delaware.......................       1,300          22,791
 *Fidelity Federal Bancorp.............................       2,500           6,016
 Fidelity Financial of Ohio, Inc.......................       3,900          74,222
 *Fidelity National Corp...............................       4,600          34,069
 Fidelity National Financial, Inc......................      33,300         501,581
 *Filenes Basement Corp................................      10,900           2,289
 *Filenet Corp.........................................      31,500         632,953
 *#Film Roman, Inc.....................................       3,700           9,250
 *Financial Federal Corp...............................      13,325         275,661
 *Finish Line, Inc. Class A............................      18,900         124,622
 *Finishmaster, Inc....................................         800           5,400
 *Finlay Enterprises, Inc..............................       2,900          41,959
 First Albany Companies, Inc...........................       2,647          32,508
 *First American Health Concepts, Inc..................       1,100           2,819
 First Bancorp.........................................         600          10,762
 First Bell Bancorp, Inc...............................       4,600          73,744
 *First Cash, Inc......................................       6,000          44,625
 First Charter Corp....................................      16,680         269,486
 First Commonwealth Financial Corp.....................      46,960         545,910
 *First Consulting Group, Inc..........................      26,544         250,509
 First Defiance Financial Corp.........................       6,959          81,986
 First Essex Bancorp...................................       6,800         111,562
 First Federal Bancshares of Arkansas, Inc.............       3,400          57,162
 First Federal Capital Corp............................      18,500         274,031
 First Federal Savings & Loan Association of East
   Hartford, CT........................................       2,000          59,250
 First Financial Bankshares, Inc.......................       5,513         175,727
                                                               SHARES        VALUE+
                                                               ------        ------

 First Financial Holdings, Inc.........................      12,200    $    220,744
 First Franklin Corp...................................         300           4,059
 First Georgia Holdings, Inc...........................       1,012           5,155
 First Indiana Corp....................................      10,657         249,107
 First International Bancorp, Inc......................         200           1,681
 *First Investors Financial Services Group, Inc........       6,000          32,625
 First Keystone Financial, Inc.........................       2,000          21,500
 First Mariner Bank Corp...............................       3,100          28,384
 First Merchants Corp..................................      10,050         273,234
 First Midwest Financial, Inc..........................       1,400          17,981
 First Mutual Bancshares, Inc..........................       3,768          44,392
 First Northern Capital Corp...........................       7,700          82,775
 First Oak Brook Bancshares, Inc. Class A..............       1,400          26,206
 *First Republic Bank..................................       8,700         204,994
 First Savings Bancorp, Inc. North Carolina............       2,400          46,350
 First SecurityFed Financial, Inc......................       4,300          48,912
 First Sentinel Bancorp, Inc...........................      23,600         196,544
 *First Sierra Financial, Inc..........................      21,400         456,087
 First Source Corp.....................................      15,165         408,981
 *#First Team Sports, Inc..............................       2,900           6,887
 First United Corp.....................................       2,800          39,900
 First Washington Bancorp, Inc.........................      10,560         174,900
 First Years, Inc......................................      13,300         112,634
 *FirstCity Financial Corp.............................       3,300           7,322
 Firstfed America Bancorp, Inc.........................       5,000          63,125
 *FirstFed Financial Corp. DE..........................      19,100         294,856
 Firstspartan Financial Corp...........................       3,400          63,112
 *Firstwave Technologies, Inc..........................       3,600          13,050
 *Fischer Imaging Corp.................................       7,000          12,031
 Flag Financial Corp...................................       5,900          41,669
 Flagstar Bancorp, Inc.................................      11,000         175,656
 Flamemaster Corp......................................         247           1,505
 *Flander Corp.........................................      23,100          74,353
 Fleetwood Enterprises, Inc............................      17,500         367,500
 Fleming Companies, Inc................................      34,500         416,156
 Flexsteel Industries, Inc.............................       6,200          86,025
 *flightserv.com.......................................      10,900          83,112
 *Flir Systems, Inc....................................      11,500         176,453
 Florida Public Utilities Co...........................       2,400          44,100
 Florida Rock Industries, Inc..........................      18,900         590,625
 *Florsheim Group, Inc.................................       8,400          24,937
 *Flour City International, Inc........................         300           1,022
 *Flow International Corp..............................      13,800         141,450
 Flowserve Corp........................................      32,400         562,950
 Flushing Financial Corp...............................      10,500         167,344
 *Foamex International, Inc............................      20,500         151,828
 *Focal, Inc...........................................       8,700          42,277
 *Foilmark, Inc........................................       6,275          18,825
 *Foodarama Supermarkets, Inc..........................         600          16,050
 Foothill Independent Bancorp..........................       3,389          46,811
 *Footstar, Inc........................................      12,000         398,250
 Foremost Corp. of America.............................      24,700         697,775
 Forest City Enterprises, Inc. Class A.................       7,400         183,612
 Forest City Enterprises, Inc. Class B.................       3,900         107,494
 *Forest Oil Corp......................................      33,040         377,895
 *Forrester Resh, Inc..................................       7,700         378,744
 *Forward Air Corp., Inc...............................      12,300         385,144
 *Fossil, Inc..........................................      20,700         435,347
 *Foster (L.B.) Co. Class A............................      10,000          49,062

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Foster Wheeler Corp...................................      36,700    $    373,881
 *Fotoball USA, Inc....................................         900           5,991
 *Fountain Powerboat Industries, Inc...................       3,800          11,281
 *#Four Kids Entertainment, Inc........................       6,300         335,278
 *Four Media Co........................................      11,700         146,616
 *Fourth Shift Corp....................................       8,900          36,156
 Frankfort First Bancorp, Inc..........................         850          12,750
 Franklin Bank National Associaton Southfield, MI......       2,789          24,360
 *Franklin Covey Co....................................      20,300         148,444
 Franklin Electric Co., Inc............................       3,200         228,200
 *Franklin Electronic Publishers, Inc..................       6,500          32,500
 Freds, Inc. Class A...................................       9,500         124,094
 Freedom Securities Corp...............................      17,800         232,512
 Fremont General Corp..................................      24,000         121,500
 *French Fragrances, Inc...............................      12,300          91,097
 Frequency Electronics, Inc............................       6,250          52,344
 *Fresh America Corp...................................       4,800          21,600
 *Fresh Choice, Inc....................................       3,900           6,825
 *Fresh Foods, Inc.....................................       5,200          38,837
 *Friede Goldman International.........................      40,973         345,710
 *Friedman Billings Ramsey Group, Inc. Class A.........      12,100          71,844
 Friedman Industries, Inc..............................       2,700           9,787
 Friedmans, Inc. Class A...............................      13,100          98,659
 *Friendly Ice Cream Corp..............................       5,700          27,966
 Frisch's Restaurants, Inc.............................       4,383          42,186
 *Fritz Companies, Inc.................................      36,300         357,328
 Frontier Adjusters of America, Inc....................       1,000           1,187
 *Frontier Airlines, Inc...............................      14,300         149,256
 Frontier Insurance Group, Inc.........................      36,990         110,970
 *Frontier Oil Corp....................................      35,100         190,856
 Frozen Food Express Industries, Inc...................      15,207          66,055
 *FuelCell Energy, Inc.................................       5,550         132,853
 Fuller (H.B.) Co......................................      12,600         687,094
 *Funco, Inc...........................................       4,200          72,712
 *Fusion Medical Technologies, Inc.....................       7,900         107,144
 *G-III Apparel Group, Ltd.............................       5,200          14,625
 GA Financial, Inc.....................................       5,700          76,950
 GBC Bancorp...........................................      12,700         268,684
 *GC Companies, Inc....................................       6,900         194,494
 *GP Strategies Corp...................................       9,580          75,442
 *GRC International, Inc...............................       9,100          94,981
 *GT Interactive Software Corp.........................      70,400         144,100
 *GTS Duratek, Inc.....................................      14,100         100,022
 *GZA Geoenvironmental Technologies, Inc...............       1,700           6,481
 *Gadzooks, Inc........................................       8,200          69,956
 Gainsco, Inc..........................................      18,800         111,625
 *Galey & Lord, Inc....................................      14,600          36,500
 *GameTech International, Inc..........................       6,500          30,062
 *#Gantos, Inc.........................................       1,516           1,587
 Garan, Inc............................................       4,142         127,884
 *Garden Fresh Restaurant Corp.........................       5,000          83,437
 *Garden Ridge Corp....................................      16,300         184,394
 *#Gardenburger, Inc...................................       8,700          69,056
 *Gardner Denver Machinery, Inc........................      14,500         237,437
 *Gart Sports Co.......................................         676           3,971
 *Gasonics International, Inc..........................      12,150         186,806
 *Gaylord Container Corp. Class A......................      56,600         353,750
 *Geerling & Wade, Inc.................................       2,600          24,375
 *Gehl Co..............................................       4,500          83,250
                                                               SHARES        VALUE+
                                                               ------        ------

 *#Geltex Pharmaceuticals, Inc.........................      15,000    $    158,906
 Gencor Industries, Inc................................       5,100          32,194
 Gencorp, Inc..........................................       4,900          53,594
 *Gene Logic, Inc......................................      11,896          73,235
 *Genelabs Technologies, Inc...........................      41,900         161,708
 General Binding Corp..................................      13,300         108,478
 General Cable Corp....................................      32,700         253,425
 General Chemical Group, Inc...........................      15,100          42,469
 *General Cigar Holdings, Inc. Class A.................      12,600          95,287
 *General Cigar Holdings, Inc. Class B.................       9,780          73,961
 *General Communications, Inc.
   Class A.............................................      45,100         184,628
 *#General Datacomm Industries, Inc....................      19,400         118,825
 General Electric Co...................................       3,013         391,690
 General Employment Enterprises, Inc...................       4,594          20,673
 *#General Magic, Inc..................................      33,200          86,631
 General Magnaplate Corp...............................         400           1,187
 *General Semiconductor, Inc...........................      34,100         468,875
 *Genesco, Inc.........................................      26,000         364,000
 Genesee Corp. Class B.................................         200           4,437
 *Genesis Health Ventures, Inc.........................      31,700          89,156
 Genesis Worldwide, Inc................................       3,400          14,237
 *Genesys Telecommunications Laboratories, Inc.........      10,100         518,572
 *#Geneva Steel Co. Class A............................      11,900           3,272
 *Genlyte Group, Inc...................................      12,100         291,156
 *Genome Therapeutics Corp.............................      16,900          73,409
 *Genrad, Inc..........................................      28,900         511,169
 *Gensym Corp..........................................       5,300          25,920
 Gentek, Inc...........................................      22,000         257,125
 *#Genus, Inc..........................................      11,100          42,492
 *Genzyme Transgenics Corp.............................      16,400         137,350
 Geon Co...............................................      21,000         635,250
 Georgia Gulf Corp.....................................      28,500         726,750
 *Geoscience Corp......................................       3,800          24,937
 *Geoworks.............................................      16,100         105,405
 *Gerber Childrenswear, Inc............................      10,000          46,250
 Gerber Scientific, Inc................................      29,600         569,800
 *#Geron Corp..........................................      13,400         143,631
 *Getty Petroleum Marketing, Inc.......................      12,100          36,300
 Getty Realty Corp. (Holding Co.)......................      13,600         174,250
 *Giant Cement Holding, Inc............................       7,900         243,666
 *Giant Group, Ltd.....................................       2,200           7,975
 *Giant Industries, Inc................................      10,800          93,825
 Gibraltar Steel Corp..................................      11,100         262,931
 *Gibson Greetings, Inc................................      14,800         140,600
 *Giga Information Group, Inc..........................      10,000          43,125
 *Giga-Tronics, Inc....................................       3,500          18,922
 *Gilman & Ciocia, Inc.................................       9,400          86,362
 *Gish Biomedical, Inc.................................       2,400           8,175
 Glacier Bancorp, Inc..................................       2,798          48,615
 *Glacier Water Services, Inc..........................       1,200          19,050
 Glatfelter (P.H.) Co..................................      38,300         493,112
 Gleason Corp..........................................       9,200         163,300
 *Glenayre Technologies, Inc...........................      67,000         313,016
 *#Gliatech, Inc.......................................       8,900         118,203
 *Global Imaging Systems, Inc..........................      13,300         214,462
 *Global Industrial Technologies, Inc..................      18,800         237,350
 *Global Payment Technologies, Inc.....................       4,400          39,187
 *#Global Sports, Inc..................................      14,000         304,500
 *Global Technologies, Ltd.............................       4,600          35,937
 *Global Vacation Group, Inc...........................       8,200          32,800

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Globe Business Resources, Inc........................       4,300    $     54,691
 *Globecomm Systems, Inc...............................       5,300          99,209
 Gold Banc Corp........................................      15,500         158,391
 *#Golden Books Family Entertainment, Inc..............      24,600           4,551
 Golden Enterprises, Inc...............................      11,000          31,281
 *Golden State Vintners, Inc...........................       2,600           9,059
 *Good Guys, Inc.......................................      12,700         103,981
 *Goodys Family Clothing...............................      33,300         219,572
 Gorman-Rupp Co........................................       6,775         121,103
 *Gottschalks, Inc.....................................      10,700          96,300
 *Government Technology Services, Inc..................       6,900          21,778
 Graco, Inc............................................      18,100         596,169
 *Gradco Systems, Inc..................................       5,875           6,150
 *Graham Corp..........................................       1,000           7,125
 Grand Premier Financial, Inc..........................      19,801         332,904
 *Grand Union Co.......................................      10,200         107,737
 Granite Construction, Inc.............................       8,100         153,900
 Granite State Bankshares, Inc.........................       5,300         116,931
 Gray Communications Systems, Inc......................       5,400          93,825
 *Great Plains Software................................      12,200         653,081
 Great Southern Bancorp, Inc...........................       4,200          90,562
 Greater Bay Bancorp...................................      10,058         422,122
 *Green Mountain Coffee, Inc...........................       3,100          28,094
 Green Mountain Power Corp.............................       4,800          41,100
 *Greenbriar Corp......................................       6,760           4,225
 Greenbrier Companies, Inc.............................      12,700         127,000
 Grey Advertising, Inc.................................         200          69,500
 *Grey Wolf, Inc.......................................     112,300         308,825
 *Griffin Land & Nurseries, Inc. Class A...............       2,200          23,787
 *Griffon Corp.........................................      27,400         210,637
 *Gristede's Sloans, Inc...............................       1,200           2,700
 *Group 1 Automotive, Inc..............................      16,200         234,900
 *Group 1 Software, Inc................................       5,350          81,253
 *Group Maintenance America Corp.......................      12,200         111,325
 *Grow Biz International, Inc..........................       3,800          16,387
 *Grubb & Ellis Co.....................................      17,900         107,400
 Guarantee Life Companies, Inc.........................       7,400         232,869
 Guaranty Federal Bancshares, Inc......................       5,200          57,850
 *Guess, Inc...........................................      42,950         770,416
 *Guest Supply, Inc....................................       5,700          81,225
 Guilford Mills, Inc...................................      27,250         197,562
 *Guilford Pharmaceuticals, Inc........................      22,500         331,875
 *Guitar Center, Inc...................................      13,500         144,281
 *Gulf Island Fabrication, Inc.........................      10,500          96,797
 *Gulfmark Offshore, Inc...............................       7,300         104,709
 *#Gumtech International, Inc..........................       5,500          86,281
 *Gundle/SLT Environmental, Inc........................      13,700          56,512
 *Gymboree Corp........................................      26,200         158,837
 HCC Insurance Holdings, Inc...........................       9,600         102,000
 *HD Vest, Inc.........................................       2,200          16,362
 *HEI, Inc.............................................       3,300          20,419
 HF Financial Corp.....................................       3,300          41,869
 *HIE, Inc.............................................      32,500          78,203
 *HMI Industries, Inc..................................       5,400           7,256
 HMN Financial, Inc....................................       4,300          54,691
 *HMT Technology Corp..................................      53,700         193,823
 *HPSC, Inc............................................       2,100          20,672
 *HS Resources, Inc....................................      16,700         216,056
 *HTE, Inc.............................................      15,200          45,125
                                                               SHARES        VALUE+
                                                               ------        ------

 *Ha-Lo Industries, Inc................................      48,700    $    304,375
 *Hadco Corp...........................................      11,900         562,275
 *Haemonetics Corp.....................................      26,700         600,750
 Haggar Corp...........................................       6,800          84,575
 *Hagler Bailly, Inc...................................      14,600          79,844
 *Hahn Automotive Warehouse, Inc.......................       2,163           2,569
 *Hain Food Group, Inc.................................      12,600         287,831
 Halifax Corp..........................................       1,000           5,437
 *Hall Kinion Associates, Inc..........................       7,700         138,359
 Hallmark Capital Corp.................................       2,100          20,672
 *#Halsey Drug Co., Inc................................      12,200          19,062
 *Hamilton Bancorp, Inc................................       9,000         173,812
 *Hammons (John Q.) Hotels, Inc. Class A...............       4,800          17,400
 *Hampshire Group, Ltd.................................       1,400          12,512
 *Hampton Industries, Inc..............................       4,444          10,832
 Hancock Fabrics, Inc..................................      20,100          80,400
 Hancock Holding Co....................................       7,105         287,086
 *Handleman Co.........................................      29,600         456,950
 *Hanger Orthopedic Group, Inc.........................      31,900         326,975
 *Hanover Direct, Inc..................................     161,600         626,200
 *Happy Kids, Inc......................................       6,200          71,881
 *Harbinger Corp.......................................      41,300         724,041
 Harbor Federal Bancorp, Inc...........................         770          10,972
 Harbor Florida Bancshares, Inc........................      27,800         351,844
 *Harding Lawson Associates Group, Inc.................       5,000          37,344
 Hardinge Brothers, Inc................................       8,850         120,858
 *Harken Energy Corp...................................     110,500         110,500
 Harland (John H.) Co..................................      31,000         575,437
 Harleysville Group, Inc...............................      26,100         392,316
 Harleysville National Corp. PA........................       5,601         181,682
 Harmon Industries, Inc................................       9,450         118,125
 *Harmonic Lightwaves, Inc.............................      13,400         806,512
 Harnischfeger Industries, Inc.........................      37,800          40,162
 *Harolds Stores, Inc..................................       2,308          10,097
 Harris Financial, Inc.................................      30,600         269,662
 *Harry's Farmers Market, Inc.
   Class A.............................................       2,100           1,903
 *Hartmarx Corp........................................      44,900         171,181
 *Harvey Entertainment Co..............................       3,800          18,525
 *Hastings Entertainment, Inc..........................       9,300          45,628
 Hastings Manufacturing Co.............................         700           6,694
 *Hathaway Corp........................................       2,900           3,444
 *Hauppauge Digital, Inc...............................       3,000          73,031
 *Hauser, Inc..........................................       4,950          11,911
 Haven Bancorp, Inc....................................       8,000         129,500
 Haverty Furniture Co., Inc............................      16,200         222,750
 Haverty Furniture Co., Inc. Class A...................         400           5,400
 *Hawaii Land & Farming Co., Inc.......................       1,800             562
 *Hawaiian Airlines, Inc...............................      40,900          89,469
 *Hawk Corp............................................       9,300          49,987
 *Hawker Pacific Aerospace.............................       5,000          22,969
 Hawkins Chemical, Inc.................................       9,245          76,560
 *Hawthorne Financial Corp.............................       3,900          54,112
 *Hayes Lemmerz International, Inc.....................      30,000         491,250
 *Headway Corporate Resources, Inc.....................       9,300          34,584
 *Health Management Systems, Inc.......................      15,800          72,581
 *Health Power, Inc....................................       1,900           3,058
 *Health Risk Management, Inc..........................       4,100          27,931
 *Health Systems Design Corp...........................       5,100          27,094
 *Healthcare Recoveries, Inc...........................      14,600          47,678

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Healthcare Services Group, Inc.......................       8,250    $     67,031
 *Healthcor Holdings...................................       3,000             180
 Healthplan Services Corp..............................      14,700          96,469
 *Healthworld Corp.....................................       4,600          96,600
 *Heartland Express, Inc...............................      29,976         446,830
 *Heartport, Inc.......................................      29,200         145,087
 *Hearx, Ltd...........................................      11,200          44,800
 *Hecla Mining Co......................................      53,300         109,931
 *Hector Communications Corp...........................       1,200          18,750
 Heico Corp............................................       8,115         138,969
 Heico Corp. Class A...................................       2,507          36,508
 Heilig-Meyers Co......................................      64,750         234,719
 *Heist (C.H.) Corp....................................       2,100          13,125
 Helix Technology Corp.................................      24,600         994,762
 *Hello Direct, Inc....................................       5,000          60,156
 *Helmstar Group, Inc..................................       1,300           5,362
 *Hemasure, Inc........................................       6,600          38,362
 *#Hemispherx Biopharma, Inc...........................      21,500         197,531
 Henry Jack & Associates, Inc..........................      13,698         544,067
 #Herbalife International, Inc. Class A................       8,800         127,325
 #Herbalife International, Inc. Class B................      12,200         159,362
 Heritage Financial Corp...............................       8,700          73,678
 *Herley Industries, Inc...............................       5,900          81,309
 *Heska Corp...........................................      22,200          47,175
 *Hexcel Corp..........................................      36,300         215,531
 *Hi-Shear Industries, Inc.............................         500           1,156
 *Hi-Shear Technology Corp.............................       5,300          15,900
 *Hi-Tech Pharmacal, Inc...............................       3,100          15,258
 *#Hi/Fn, Inc..........................................       5,449         239,586
 *#Hibbett Sporting Goods, Inc.........................       5,800          75,400
 *High Plains Corp.....................................      14,800          20,812
 *Highlands Insurance Group, Inc.......................      12,900          93,525
 *#Highway Master Communications, Inc..................      22,300          52,962
 Hilb Rogal Hamilton Co................................      11,500         311,937
 *Hines Horticulture, Inc..............................      15,700         139,828
 *Hirsch International Corp. Class A...................       5,500           7,820
 *Hoenig Group, Inc....................................       7,700          76,278
 *Holiday RV Superstores, Inc..........................       5,000          23,594
 *#Hollis-Eden Pharmaceuticals, Inc....................       6,700         108,037
 Holly Corp............................................       7,400         106,375
 *Hollywood Casino Corp. Class A.......................      21,100          71,212
 *Hollywood Entertainment Corp.........................      30,400         430,350
 *Hollywood Park, Inc..................................      23,700         478,444
 *Hologic, Inc.........................................      17,800          95,675
 *Holt's Cigar Holdings, Inc...........................       1,122           5,119
 Home Bancorp..........................................       1,700          34,531
 Home Federal Bancorp..................................       2,725          63,697
 *Home Loan Financial Corp.............................       2,400          21,750
 Home Port Bancorp, Inc................................         600          15,975
 *Home Products International, Inc.....................       7,200          64,575
 *Homebase, Inc........................................      46,050         158,297
 *#Homegold Financial, Inc.............................       7,700           5,173
 *Homestead Village, Inc...............................      34,400          81,700
 Hooper Holmes, Inc....................................      25,200         595,350
 Horizon Financial Corp................................       6,753          67,952
 *Horizon Health Corp..................................       6,000          44,625
 *Horizon Medical Products, Inc........................       3,000           9,562
 *Horizon Offshore, Inc................................       7,600          47,737
 *Horizon Pharmacies, Inc..............................       5,000          14,687
 *Hospitality Worldwide Services, Inc..................      12,100          33,275
 *Hot Topic, Inc.......................................       4,400         194,562
                                                               SHARES        VALUE+
                                                               ------        ------

 *Houston Exploration Co...............................      22,100    $    442,000
 *Hovnanian Enterprises, Inc. Class A..................      12,700          80,962
 *Hovnanian Enterprises, Inc. Class B..................       1,150           7,331
 #Howell Corp..........................................       2,100          12,862
 *Howtek, Inc..........................................       3,600           7,087
 *Hub Group, Inc. Class A..............................       5,200          90,025
 *Hudson Hotels Corp...................................       3,100           3,391
 *Hudson River Bancorp, Inc............................       7,200          78,525
 *#Hudson Technologies, Inc............................       4,600           9,056
 Huffy Corp............................................      11,200          73,500
 Hughes Supply, Inc....................................      21,700         514,019
 Hunt (J.B.) Transport Services, Inc...................      29,000         383,344
 Hunt Corp.............................................      10,200          84,150
 Huntco, Inc. Class A..................................       4,900          10,719
 *Hurco Companies, Inc.................................       5,900          22,862
 *Hutchinson Technology, Inc...........................      22,200         409,312
 *#Hvide Marine, Inc. Class A..........................       7,000             945
 *Hycor Biomedical, Inc................................       5,600          12,775
 *Hypercom Corp........................................      22,600         213,287
 *HyperFeed Technologies, Inc..........................      12,000          62,437
 *Hyperion Solutions Corp..............................      29,935         820,406
 *Hyseq, Inc...........................................      11,500          77,625
 *I-Stat Corp..........................................      12,200         163,175
 *ICF Kaiser International, Inc........................      17,900          10,069
 *ICOS Corp............................................       4,700         149,372
 *ICT Group, Inc.......................................      10,400         127,400
 *ICU Medical, Inc.....................................       6,400          98,200
 *IDEXX Laboratories, Inc..............................      14,000         259,875
 *IDG Books Worldwide, Inc.............................      12,100         184,525
 *IDT Corp.............................................      23,200         527,075
 *IDX Systems Corp.....................................      33,800         717,194
 *IEC Electronics Corp.................................       6,700          15,494
 *IFR Systems, Inc.....................................       7,200          27,900
 *#IGEN, Inc...........................................      13,700         351,062
 *IGI, Inc.............................................       6,200           7,750
 *IHOP Corp............................................      19,800         306,900
 *II-VI, Inc...........................................       6,200         107,725
 IMCO Recycling, Inc...................................      15,400         198,275
 *IMR Global Corp......................................      38,400         438,000
 *IRI International Corp...............................      24,000         102,000
 ISB Financial Corp. LA................................       5,400          86,400
 *ISOCOR...............................................      11,800         274,350
 *IT Group, Inc .......................................      28,080         293,085
 *ITC Learning Corp....................................       2,800           4,550
 *ITEQ, Inc............................................      25,354          21,789
 *ITI Technologies, Inc................................       7,500         224,531
 *ITLA Capital Corp....................................       6,400          93,800
 *ITT Educational Services, Inc........................      22,900         403,613
 *IVI Checkmate Corp...................................      17,593          61,026
 *Ibis Technology Corp.................................       6,100         247,431
 Ico, Inc..............................................      14,320          22,151
 *Identix, Inc.........................................      26,800         236,175
 *Ikos Systems, Inc....................................       8,700          67,153
 *Il Fornaio (America) Corp............................       4,200          25,397
 *Image Entertainment, Inc.............................      16,300          94,234
 *#Imatron, Inc........................................      71,200         154,637
 *#Imclone Systems, Inc................................      21,900         795,244
 *Immucor, Inc.........................................       6,500          80,437
 *Immune Response Corp. DE.............................      23,500         105,016
 *#Immunogen, Inc......................................      17,100          59,316
 *#Immunomedics, Inc...................................      33,800          78,691
 *Impath, Inc..........................................       7,300         162,881

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Impco Technologies, Inc..............................       6,500    $     83,687
 *Imperial Credit Industries, Inc......................      33,150         194,756
 Imperial Sugar Co.....................................      36,251         145,004
 *In Focus Systems, Inc................................      20,000         416,875
 *In Home Health, Inc..................................       1,400           4,112
 *Inacom Corp..........................................      40,744         241,917
 *Incyte Pharmaceuticals, Inc..........................      19,100         552,706
 Independence Community Bank Corp......................       1,040          11,667
 Independence Holding Co...............................       2,500          28,437
 Independent Bank Corp. MA.............................      13,400         182,994
 Independent Bank East.................................      10,402         171,958
 Indiana Energy, Inc...................................      27,066         532,862
 *Individual Investor Group, Inc.......................       8,500          24,172
 *Indus International, Inc.............................       6,500          60,633
 Industrial Bancorp, Inc...............................       4,100          71,237
 *#Industrial Data Systems Corp........................       5,000           4,687
 *Industrial Distribution Group, Inc...................       7,700          29,356
 *Industrial Holdings, Inc.............................      13,000          33,312
 *Industri-Matematik International Corp. ADR...........       4,500          13,078
 *Inference Corp. Class A..............................       6,400          30,200
 *Infinium Software, Inc...............................      11,200          55,300
 *#Infocure Corp.......................................      22,300         358,891
 *#Infonautics Corp. Class A...........................       8,500          66,008
 *#Information Architects Corp.........................      14,700          64,312
 *Information Management Associates, Inc...............       8,700          34,936
 *#Information Resource Engineering, Inc...............       4,800          78,450
 *Information Resources, Inc...........................      28,200         281,559
 *infoUSA, Inc.........................................      39,400         247,481
 *Infu-tech, Inc.......................................       2,000           2,250
 Ingles Market, Inc. Class A...........................       8,100          94,922
 *#Inhale Therapeutic Systems..........................      14,100         435,778
 *Innerdyne, Inc.......................................      19,600          73,500
 *Innodata Corp........................................       1,800          14,456
 *Innotrac Corp........................................      15,300         223,762
 *Innovasive Devices, Inc..............................       6,500          50,172
 *Innovative Clinical Solutions, Ltd...................      30,000          15,000
 *#Innovative Gaming Corp. of America..................       6,800          11,688
 Innovex, Inc..........................................      13,200         119,213
 *iNTELFILM Corp.......................................       4,700          11,897
 *Inprise Corp.........................................      55,200         493,350
 *Input Software, Inc..................................       5,600          25,550
 *Input/Output, Inc....................................      50,400         270,900
 *Insight Enterprises, Inc.............................      21,562         723,675
 *Insignia Financial Group, Inc........................      28,733         233,456
 *Insilco Holding Co...................................         192           4,848
 *Insite Vision, Inc...................................      14,100          36,131
 *Insituform East, Inc.................................       1,700           2,709
 *Insituform Technologies, Inc. Class A................      25,910         649,369
 *Inso Corp............................................      13,400         304,431
 *Inspire Insurance Solutions, Inc.....................      23,000         144,828
 Insteel Industries, Inc...............................       6,800          57,375
 *Insurance Auto Auctions, Inc.........................      10,200         145,669
 *Insurance Management Solutions, Inc..................      15,500          46,500
 *Integra Lifesciences Corp............................      14,150          89,101
 *Integra, Inc.........................................       5,900           9,588
 *Integral Vision, Inc.................................       8,100          11,517
 *IntegraMed America, Inc..............................       3,800          12,053
                                                               SHARES        VALUE+
                                                               ------        ------

 *Integrated Device Technology, Inc....................      25,375    $    597,105
 *Integrated Electrical Services, Inc..................      25,000         265,625
 *Integrated Measurement System, Inc...................       6,800          94,988
 *Integrated Silicon Solution, Inc.....................      17,300         157,592
 *Integrated Systems, Inc..............................      21,200         610,825
 *Intellicall, Inc.....................................       8,900           5,006
 *#Intellidata Technologies Corp.......................      18,500          91,055
 *Intelligent Life Corp................................       7,000          30,406
 *Intelligent Systems Corp.............................       3,600           9,563
 *#Intelligroup, Inc...................................      14,000         215,688
 *IntelliQuest Information Group, Inc..................       3,100          37,684
 *Inter Parfums, Inc...................................       7,150          65,691
 *InterCept Group, Inc.................................       9,900         166,753
 Interchange Financial Services Corp. Saddle Brook.....       5,170          92,091
 *InterDent, Inc.......................................      21,700         184,450
 *Interdigital Communications Corp.....................      46,000         465,750
 *Interface Systems, Inc...............................       3,400          47,494
 Interface, Inc. Class A...............................      41,900         189,859
 *Interferon Scientific, Inc...........................       2,435             761
 *Intergraph Corp......................................      54,400         243,950
 *Interleaf, Inc.......................................       8,000         294,500
 *Interlink Electronics................................       4,700         140,559
 *Interlinq Software Corp..............................       4,100          17,809
 *Interlott Technologies, Inc..........................       2,200          11,275
 *#Intermagnetics General Corp.........................      11,754          78,605
 Intermet Corp.........................................      25,700         258,606
 International Aluminum Corp...........................       2,100          51,844
 *International FiberCom, Inc..........................      22,500         159,961
 *#International Microcomputer Software, Inc...........       5,100          11,475
 International Multifoods Corp.........................      16,900         235,544
 *International Rectifier Corp.........................      36,500         739,125
 *International Remote Imaging Systems, Inc............       3,000           2,063
 International Shipholding Corp........................       5,225          70,538
 *International Speciality Products, Inc...............      36,300         304,013
 *International Telecommunication Data Systems, Inc....      16,900         220,756
 *International Thoroughbred Breeders, Inc.............       5,800           2,552
 *International Total Services, Inc....................       5,600           7,508
 *Interneuron Pharmaceuticals, Inc.....................      41,800         138,463
 *Interphase Corp......................................       4,200         124,688
 Interpool, Inc........................................      29,850         264,919
 *Interpore International..............................      12,900          85,866
 *Interstate National Dealers Services, Inc............       4,200          25,594
 *Intertan, Inc........................................      17,400         416,513
 Inter-Tel, Inc........................................      24,100         481,247
 *Intervisual Books, Inc. Class A......................       1,000           1,875
 *Intervoice, Inc......................................      29,691         446,293
 *Intervu, Inc.........................................       8,900         555,416
 Interwest Bancorp.....................................      15,400         315,700
 *Intevac, Inc.........................................      13,900          54,731
 *IntraNet Solutions, Inc..............................       8,300         182,859
 Invacare Corp.........................................      25,300         532,881
 Investors Financial Services Corp.....................      16,198         741,565
 Investors Title Co....................................       1,400          24,631
 *Invision Technologies, Inc...........................      11,200          45,150
 *Invivo Corp..........................................       2,600          33,638
 *Iomed, Inc...........................................       5,200          20,150

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Ionics, Inc..........................................      14,500    $    386,969
 *Iridex Corp..........................................       5,800          54,013
 Iroquois Bancorp......................................         400           7,475
 Irwin Financial Corp..................................      17,400         359,419
 Isco, Inc.............................................      14,735          73,905
 *Isis Pharmaceuticals, Inc............................      27,000         422,719
 *Isle of Capri Casinos, Inc...........................      21,200         273,613
 *Isolyser Co., Inc....................................      34,010          96,716
 *#Itron, Inc..........................................      13,200          83,738
 *Ivex Packaging Corp..................................      23,000         242,938
 *J & J Snack Foods Corp...............................       8,100         152,634
 *J. Alexander's Corp..................................       5,900          18,069
 *J. Jill Group, Inc...................................       8,500          46,352
 *JDA Software Group, Inc..............................      23,400         328,331
 JLG Industries, Inc...................................      44,300         606,356
 *JLK Direct Distribution, Inc. Class A................       5,600          54,600
 *JLM Industries, Inc..................................       6,000          21,938
 *#JMAR Industries, Inc................................      13,800          22,209
 *JPM Co...............................................       5,600          50,400
 *JPS Industries, Inc..................................       4,900          14,700
 JSB Financial, Inc....................................       5,000         295,625
 *JWGenesis Financial Corp.............................       5,000          80,625
 *Jackpot Enterprises, Inc.............................       8,000          65,500
 Jacksonville Bancorp, Inc.............................       1,600          24,700
 *Jaclyn, Inc..........................................       1,300           3,656
 *Jaco Electronics, Inc................................       2,973          11,056
 *Jacobson Stores, Inc.................................       5,200          35,913
 *Jakks Pacific, Inc...................................      12,600         305,156
 *Jan Bell Marketing, Inc..............................      24,800          69,750
 *Jason, Inc...........................................      17,687         132,653
 *Javelin Systems, Inc.................................      12,900         148,350
 Jeffbanks, Inc........................................       2,843          85,912
 Jefferies Group, Inc..................................      20,900         415,388
 Jefferson Savings Bancorp, Inc........................       7,000          84,000
 *Jennifer Convertibles, Inc...........................       1,300           2,722
 *Jo-Ann Stores, Inc. Class A..........................       4,500          58,781
 *Jo-Ann Stores, Inc. Class B..........................       3,400          41,225
 *Johnson Worldwide Associates, Inc. Class A...........       6,700          52,658
 *Johnston Industries, Inc.............................       8,100          12,656
 *Jones Lang LaSalle, Inc..............................      33,900         411,038
 *Jos. A. Bank Clothiers, Inc..........................       5,400          14,850
 Jostens, Inc..........................................      28,800         529,200
 *Joule, Inc...........................................       1,500           2,906
 *Journal Register Co..................................      24,000         286,500
 *Jps Packaging Company................................       3,300           9,694
 *Juno Lighting, Inc...................................         980          11,362
 *#Just for Feet, Inc..................................      31,200          39,000
 Justin Industries, Inc................................      26,300         408,472
 K Swiss, Inc. Class A.................................       6,600          94,256
 *#K-Tel International, Inc............................       8,600          56,706
 *K-Tron International, Inc............................       6,200          87,963
 *K-V Pharmaceutical Co. Class A.......................      10,500         203,438
 *K-V Pharmaceutical Co. Class B.......................       8,300         159,775
 K2, Inc...............................................      15,440         113,870
 *KBK Capital Corp.....................................       5,000          24,375
 *#KFX, Inc............................................      12,000          12,750
 *KLLM Transport Services, Inc.........................       3,500          22,148
 *KTI, Inc.............................................      11,900          98,175
 *KVH Industries, Inc..................................       4,800          14,775
 *Kaiser Aluminum Corp.................................      84,200         557,825
 *Kaiser Ventures, Inc.................................       9,700         133,981
                                                               SHARES        VALUE+
                                                               ------        ------

 Kaman Corp. Class A...................................      20,700    $    246,459
 *Kaneb Services, Inc..................................      31,700         138,688
 *Kasper A.S.L., Ltd...................................       5,500          16,156
 Katy Industries, Inc..................................       6,200          65,100
 Kaye Group, Inc.......................................       3,000          25,875
 Keithley Instruments, Inc.............................       1,000          20,563
 *Kellstrom Industries, Inc............................      11,800         103,619
 Kellwood Co...........................................      24,900         516,675
 *Kendle International, Inc............................      14,600         118,625
 Kennametal, Inc.......................................       1,900          63,175
 *Kennedy-Wilson, Inc..................................       7,500          56,719
 *Kensey Nash Corp.....................................       6,700          87,309
 *Kent Electronics Corp................................      24,500         561,969
 *Kentucky Electric Steel, Inc.........................       2,800           8,138
 Kentucky First Bancorp, Inc...........................         200           2,050
 *#Keravision, Inc.....................................      18,100         161,203
 *Kevco, Inc...........................................       8,300          24,122
 Kewaunee Scientific Corp..............................       2,000          20,375
 *Key Energy Group, Inc................................      54,100         270,500
 *Key Production Co., Inc..............................      10,400          84,500
 *Key Technology, Inc..................................       3,300          24,853
 *Key Tronic Corp......................................       8,700          36,431
 *Keystone Automotive Industries, Inc..................      18,040         103,730
 *Keystone Consolidated Industries, Inc................       8,973          35,331
 Kimball International, Inc. Class B...................      24,400         403,363
 *Kimmins Corp.........................................       3,400           1,328
 *Kinark Corp..........................................       6,800           8,500
 *Kinnard Investment, Inc..............................       4,200          24,019
 *Kirby Corp...........................................      18,100         332,588
 *Kit Manufacturing Co.................................         300           1,425
 *Kitty Hawk, Inc......................................      15,200         118,750
 Klamath First Bancorp, Inc............................       9,400         106,925
 Knape & Vogt Manufacturing Co.........................       2,900          43,772
 *Knight Transportation, Inc...........................      13,500         188,578
 *Koala Corp...........................................       5,400          77,456
 Kollmorgen Corp.......................................       9,000          82,125
 *Komag, Inc...........................................      59,600         139,688
 *Kopin Corp...........................................      11,000         716,375
 *Koss Corp............................................       2,100          31,369
 *Kronos, Inc..........................................      11,250         582,891
 *Krug International Corp..............................       1,048           1,376
 *Kulicke & Soffa Industries, Inc......................      21,000         747,469
 *LBP, Inc.............................................       3,200          10,650
 *LCA-Vision, Inc......................................      46,136         194,636
 *LCC International, Inc. Class A......................       9,700         139,134
 *LLEX Oncology, Inc...................................      13,700         238,894
 *LLX Resorts, Inc.....................................       2,900           5,619
 *LMI Aerospace, Inc...................................       3,500          11,430
 LNR Property Corp.....................................      22,600         398,325
 LSB Bancshares, Inc. NC...............................       5,156          92,164
 #LSB Industries, Inc..................................      10,700           8,359
 LSI Industries, Inc...................................       9,067         219,025
 LTV Corp..............................................      85,600         299,600
 *LTX Corp.............................................      31,800         575,381
 *LaBarge, Inc.........................................      14,500          18,125
 LaCrosse Footwear, Inc................................       3,000          18,000
 LabOne, Inc...........................................      19,050         146,447
 *Labor Ready, Inc.....................................      35,300         447,869
 *Laboratory Corp. of America Holdings, Inc............      84,800         318,000
 *Labtec, Inc..........................................       1,900           7,363

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Laclede Gas Co........................................      15,100    $    330,313
 *#Laclede Steel Co....................................       2,700           1,181
 *Ladd Furniture, Inc..................................       7,066         149,490
 *Ladish Co., Inc......................................      14,500          99,461
 *Lakeland Industries, Inc.............................       2,000           8,250
 *Lakes Gaming, Inc....................................      10,475          90,020
 *Lamson & Sessions Co.................................      12,100          63,525
 Lance, Inc............................................      28,400         295,538
 *Lancer Corp..........................................       9,600          51,600
 *Landair Corp.........................................       4,100          20,756
 Landamerica Financial Group, Inc......................      13,050         253,659
 Landauer, Inc.........................................       7,700         190,575
 *Landec Corp..........................................      11,900          74,375
 *Landrys Seafood Restaurants, Inc.....................      29,277         258,461
 *Landstar Systems, Inc................................       9,100         364,284
 *Larscom, Inc.........................................       4,000          17,875
 *Laser Vision Centers, Inc............................      25,200         363,825
 *LaserSight Corporation...............................      17,500         223,672
 *Lason, Inc...........................................      18,800         459,425
 Lawson Products, Inc..................................      10,300         235,934
 *Layne Christensen Co.................................       9,100          61,425
 *Lazare Kaplan International, Inc.....................       8,800          68,200
 *Leapnet, Inc.........................................      12,700          69,255
 *Learn2.com, Inc......................................      34,215         103,180
 *Learning Tree International, Inc.....................      19,800         493,763
 *Lechters, Inc........................................      17,000          26,563
 *Lecroy Corp..........................................       6,100          85,400
 *Lectec Corp..........................................       1,902           4,339
 Lesco, Inc............................................       7,725         116,116
 *Let's Talk Cellular & Wireless, Inc..................       4,000          15,125
 *LeukoSite, Inc.......................................      14,400         588,150
 *Level 8 Systems, Inc.................................       6,900         143,391
 *Lexington Global Asset Managers, Inc.................       3,600           9,900
 Libbey, Inc...........................................      15,800         418,700
 Liberty Bancorp, Inc..................................       2,700          17,466
 Liberty Homes, Inc. Class A...........................         200           1,644
 *Life Financial Corp..................................       5,200          20,719
 *Lifecell Corp........................................      10,200          54,188
 *Lifecore Biomedical, Inc.............................      16,100         249,047
 *Lifeline Systems, Inc................................       4,100          62,525
 *Lifemark Corporation.................................       2,866           9,628
 Lifetime Hoan Corp....................................      10,762          54,819
 *Ligand Pharmaceuticals, Inc.
   Class B.............................................      47,377         543,355
 *Lightbridge, Inc.....................................      12,600         255,150
 Lillian Vernon Corp...................................       8,300          99,600
 Lilly Industry, Inc. Class A..........................      20,500         285,719
 *Lindal Cedar Homes, Inc..............................       4,482          11,415
 Lindberg Corp.........................................       6,200          54,250
 Lindsay Manufacturer Co...............................      12,100         203,431
 *Liposome Co., Inc....................................      34,200         424,294
 Liqui Box Corp........................................       2,500         135,938
 *Lithia Motors, Inc. Class A..........................       6,100         115,519
 *Littlefield, Adams & Co..............................         900             520
 *Littlefuse, Inc......................................      18,900         396,309
 *Lodgenet Entertainment Corp..........................      10,400         186,875
 *#Lodgian, Inc........................................      21,900         125,925
 *Loews Cineplex Entertainment Corp....................      61,600         400,400
 *Logic Devices, Inc...................................       5,600          12,425
 *#Logility, Inc.......................................      12,100          87,347
 *Lojack Corp..........................................      14,500         112,828
                                                               SHARES        VALUE+
                                                               ------        ------

 *Lone Star Steakhouse Saloon..........................      39,000    $    294,328
 *Lone Star Technologies, Inc..........................      21,800         551,813
 Longview Fibre Co.....................................      48,500         618,375
 *Loronix Information Systems, Inc.....................       4,300          84,253
 *Louis Dreyfus Natural Gas Corp.......................      38,052         684,936
 Luby's Cafeterias, Inc................................      20,200         234,825
 Lufkin Industries, Inc................................       5,900          82,231
 *Lumisy, Inc..........................................      11,100          35,381
 *Lunar Corp...........................................       6,900          48,084
 *Lund International Holdings, Inc.....................       2,200          14,781
 *Lydall, Inc. DE......................................      13,200         117,975
 *Lynch Corp...........................................       2,200          50,050
 *Lynch Interactive Corp...............................       2,200         150,150
 *Lynx Therapeutics, Inc...............................      11,100         127,650
 M.A. Hanna Co.........................................      34,200         356,963
 *M.H. Meyerson & Co., Inc.............................       5,400          23,119
 MAF Bancorp, Inc......................................      23,584         522,533
 *MAI Systems Corp.....................................       9,600           6,600
 *MB Financial, Inc....................................       4,300          56,034
 MDC Holdings, Inc.....................................      23,600         352,525
 *MECH Financial, Inc..................................       3,500         120,859
 *MEDTOX Scientific, Inc...............................       2,000          15,750
 MFB Corp..............................................       1,000          18,438
 *MFRI, Inc............................................       4,400          19,525
 *MGC Communications, Inc..............................       4,500         176,063
 *MGI Pharma, Inc......................................      13,000         165,344
 MI Schottenstein Homes, Inc...........................      10,000         157,500
 *MIM Corp.............................................       9,000          19,688
 *MIPS Technologies, Inc...............................       4,500         198,703
 *MMC Network, Inc.....................................       1,700          33,575
 MMI Companies, Inc....................................      18,200          73,938
 MOCON, Inc............................................       6,450          44,948
 *MRV Communications, Inc..............................      24,000         767,250
 *MS Carriers, Inc.....................................      11,000         288,063
 *MSC Industrial Direct Co., Inc.
   Class A.............................................      29,000         262,813
 *MSC Software Corp....................................      12,200         102,175
 *MTI Technology Corp..................................       5,900         165,384
 MTS Systems Corp......................................      18,340         183,687
 MYR Group, Inc........................................       4,810          89,586
 *Mace Security International, Inc.....................       6,000          44,813
 *Mac-Gray Corp........................................      23,100          90,956
 *Mackie Designs, Inc..................................      16,100          84,525
 *Madden (Steven), Ltd.................................      13,900         176,791
 *Made2Manage Systems, Inc.............................       6,000          41,063
 Madison Gas & Electric Co.............................      14,450         279,517
 *Magainin Pharmaceuticals, Inc........................      19,400          29,403
 *Magellan Health Services, Inc........................      35,900         224,375
 *Magnetek, Inc........................................      33,400         223,363
 *Magnum Hunter Resources, Inc.........................      19,900          63,431
 *Mail-Well, Inc.......................................      36,000         429,750
 *Main Street & Main, Inc..............................       8,450          28,783
 *Main Street Bancorp, Inc.............................       1,900          20,128
 Maine Public Service Co...............................         700          12,513
 *Mallon Resources Corp................................       5,400          32,400
 *Manatron, Inc........................................       1,102           5,992
 *Manchester Equipment Co., Inc........................       7,000          22,094
 *Manhattan Associates, Inc............................      17,200          90,300
 Manitowoc Co., Inc....................................      10,850         330,925
 *Manugistic Group, Inc................................      23,900         401,819
 *Mapics, Inc..........................................      16,300         154,341
 *Mapinfo Corp.........................................       4,800         114,900

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Marcus Corp...........................................      18,675    $    238,106
 *Marine Drilling Companies, Inc.......................         100           1,688
 *Marine Transport Corp................................       7,540          20,028
 *Marisa Christina, Inc................................       6,700          12,353
 Maritrans, Inc........................................      10,700          59,519
 *Marketing Services, Inc..............................       3,100          55,897
 *MarkWest Hydrocarbon, Inc............................       8,500          46,750
 *Marlton Technologies, Inc............................       5,000           9,375
 Marsh Supermarkets, Inc. Class A......................       1,600          22,000
 Marsh Supermarkets, Inc. Class B......................       3,100          32,356
 *Martek Biosciences Corp..............................      13,900         145,081
 *Marten Transport, Ltd................................       4,200          48,956
 *Marvel Enterprises, Inc..............................      10,200          63,750
 MascoTech, Inc........................................      13,900         166,800
 Massbank Corp. Reading, MA............................       2,433          79,377
 *Mastec, Inc..........................................       6,800         280,075
 *Mastech Corp.........................................      12,000         226,500
 *Master Graphics, Inc.................................         700             678
 *Matec Corp...........................................       1,100           5,775
 *Material Sciences Corp...............................      20,500         224,219
 *Mathsoft, Inc........................................       6,300          21,558
 *Matlack Systems, Inc.................................       8,500          33,469
 *Matria Healthcare, Inc...............................      33,200         129,169
 *Matritech, Inc.......................................      21,800          70,509
 *Matrix Bancorp, Inc..................................       2,800          40,688
 *Matrix Pharmaceutical, Inc...........................      19,600         101,675
 *Matrix Service Co....................................       7,500          34,219
 Matthews International Corp.
   Class A.............................................      12,000         272,250
 *Matthews Studio Equipment Group......................       8,800          31,900
 *Mattson Technology, Inc..............................      13,300         215,294
 *Maui Land & Pineapple Company, Inc...................       4,300          80,088
 *Maverick Tube Corp...................................      13,900         298,416
 *Max & Ermas Restaurants, Inc.........................       2,037          13,877
 *Maxco, Inc...........................................       1,900          15,705
 *Maxicare Health Plans, Inc...........................      16,100          51,822
 *Maxim Group, Inc.....................................      17,000          95,625
 *#Maxim Pharmaceuticals, Inc..........................       9,300         131,363
 *Maximus, Inc.........................................      18,900         529,200
 *Maxtor Corp..........................................     119,000         725,156
 *Maxwell Shoe Company, Inc............................       8,000          69,500
 *Maxwell Technologies, Inc............................       6,700          72,653
 *Maxxam, Inc..........................................       5,200         236,275
 *Maynard Oil Co.......................................       3,100          35,166
 *Mays (J.W.), Inc.....................................         200           1,103
 *Mazel Stores, Inc....................................      10,200          96,900
 *McClain Industries, Inc..............................         266           1,463
 McGrath Rent Corp.....................................      12,100         218,178
 *McMoran Exploration Co...............................      11,896         259,482
 *McNaughton Apparel Group, Inc........................       6,000          42,375
 *McWhorter Technologies, Inc..........................       8,200         112,750
 *Meade Instruments Corp...............................       5,500         167,578
 *Meadow Valley Corp...................................       2,200           8,456
 Meadowbrook Insurance Group, Inc......................      10,100          59,969
 *Measurement Specialties, Inc.........................       2,500          44,688
 *Mechanical Dynamics, Inc.............................       4,300          19,619
 *Mecon, Inc...........................................       5,400          58,219
 *Medarex, Inc.........................................      28,400         324,825
 *Medco Research, Inc..................................       9,500         252,938
 Medford Bancorp, Inc..................................       7,000         117,250
 *Media 100, Inc.......................................       7,000          97,781
                                                               SHARES        VALUE+
                                                               ------        ------

 *Media Arts Group, Inc................................      16,800    $     65,100
 *MediaBay, Inc........................................       5,900          76,331
 *Medialink Worldwide, Inc.............................       6,700          40,200
 *Medical Action Industries, Inc.......................       6,800          22,313
 *Medical Alliance, Inc................................       5,200           9,669
 *Medical Assurance, Inc...............................      23,027         505,155
 *Medical Graphics Corp................................       1,500           2,719
 *#Medical Resources, Inc..............................       5,283           3,054
 *Medicalcontrol, Inc..................................       3,500          21,875
 *Medicis Pharmaceutical Corp.
   Class A.............................................      12,000         421,500
 *Medicore, Inc........................................       3,800           5,463
 *#Medplus, Inc........................................       4,500          19,125
 *Medstone International, Inc..........................       5,800          34,528
 *Memberworks, Inc.....................................      14,100         352,059
 Mentor Corp. MN.......................................      25,900         603,794
 *Mentor Graphics Corp.................................      56,100         504,023
 Merchants Bancorp, Inc................................       2,100          68,119
 Merchants Bancshares, Inc.............................       2,700          60,919
 Merchants Group, Inc..................................       1,300          29,575
 Merchants New York Bancorp, Inc.......................       1,600          27,950
 *Mercury Air Group, Inc...............................       5,800          46,400
 *Mercury Computer Systems, Inc........................       1,600          91,350
 Meridian Diagnostics, Inc.............................      12,900          95,138
 Meridian Insurance Group, Inc.........................       2,970          45,849
 *Meridian Medical Technology, Inc.....................       2,400          13,275
 *Meridian Resource Corp...............................      59,172         218,197
 *Merisel, Inc.........................................      11,900          19,709
 *MeriStar Hotels & Resorts, Inc.......................      19,700          66,488
 *Merit Medical Systems, Inc...........................       6,800          45,050
 *Merix Corp...........................................       5,200          62,888
 *Merrimac Industries, Inc.............................         660           5,115
 *Mesa Air Group, Inc..................................      30,100         152,381
 *Mesa Labs, Inc.......................................       3,700          13,759
 *Mesaba Holdings, Inc.................................      17,850         220,336
 *Messagemedia, Inc....................................      30,300         502,791
 *Mestek, Inc..........................................       4,200          78,225
 *Meta Group, Inc......................................      10,400         172,250
 *Metacreations Corp...................................      21,300         149,766
 *Metal Management, Inc................................      36,421          83,654
 *Metals USA, Inc......................................      31,100         260,463
 *Metamor Worldwide, Inc...............................       5,200         137,313
 *Metatec Corp. Class A................................       5,300          13,747
 *Met-Coil Systems Corp................................       1,000           6,063
 Methode Electronics, Inc. Class A.....................      30,800         836,413
 Methode Electronics, Inc. Class B.....................         500          13,406
 Met-Pro Corp..........................................      11,175         116,639
 *Metricom, Inc........................................      16,700         987,388
 *Metrika System Corp..................................       3,000          18,563
 *#Metro Information Services, Inc.....................       4,300          63,963
 *Metro One Telecommunications, Inc....................       9,900          99,619
 *Metrocall, Inc.......................................      36,985          76,282
 *Metrologic Instruments, Inc..........................       4,900          67,069
 *Metromedia International Group, Inc..................      87,200         392,400
 *Metrotrans Corp......................................       1,600             912
 Metrowest Bank MA.....................................      12,800          80,000
 *Miami Computer Supply Corp...........................       2,100          58,800
 *Michael Anthony Jewelers, Inc........................       5,800          18,125
 Michael Foods, Inc....................................      19,058         479,428
 *Michaels Stores, Inc.................................      26,800         841,688
 *Micro Component Technology, Inc......................       5,300          24,678
 *Micro Linear Corp....................................       9,600          68,400

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Micro Warehouse, Inc.................................      31,400    $    369,931
 *Microage, Inc........................................      18,150          53,883
 *Microcide Pharmaceuticals, Inc.......................       9,300          67,570
 MicroFinancial, Inc...................................       4,000          45,250
 *Micrografx, Inc......................................      10,000          48,438
 *Micros Systems, Inc..................................      14,400         731,250
 *Micros to Mainframes, Inc............................       3,100          13,417
 *Microsemi Corp.......................................      10,600          81,819
 *Microtest, Inc.......................................       7,900          54,806
 *Micro-Therapeutics, Inc..............................       6,000          56,438
 *Microtouch Systems, Inc..............................       7,300         108,816
 *#Microvision, Inc....................................       3,800          61,513
 *Microware Systems Corp...............................      11,600          67,788
 *Microwave Power Dynamics, Inc........................      10,100          76,855
 Mid America Banccorp..................................       9,010         258,474
 *Mid Atlantic Medical Services, Inc...................      56,800         454,400
 Midas, Inc............................................      15,150         325,725
 Midcoast Energy Resources, Inc........................       8,625         161,719
 *Middleby Corp........................................      10,300          54,397
 Middlesex Water Co....................................       3,400         119,106
 Midland Co............................................       3,300          76,313
 *Midway Airlines Corp.................................       8,500          63,484
 *Midway Games, Inc....................................      34,070         736,764
 *Midwest Express Holdings, Inc........................      12,775         369,677
 *Midwest Grain Products, Inc..........................       7,600          64,838
 Mikasa, Inc...........................................      16,400         178,350
 *Mikohn Gaming Corp...................................       7,500          38,438
 Milacron, Inc.........................................       8,000         116,500
 *Millennium Pharmaceuticals, Inc......................       2,800         272,563
 *Miller Building Systems, Inc.........................       3,200          18,000
 *Miller Industries, Inc...............................      49,000         119,438
 *Miltope Group, Inc...................................      11,000           8,078
 Mine Safety Appliances Co.............................       1,900         119,700
 Minntech Corp.........................................       6,100          58,713
 Minuteman International, Inc..........................       1,000           9,750
 *#Miravant Medical Technologies.......................      15,600         214,500
 Mississippi Chemical Corp.............................      24,642         130,911
 *Mississippi Valley Bancshares, Inc...................       1,200          37,500
 *Mitcham Industries, Inc..............................       7,900          30,859
 *Mity-Lite, Inc.......................................       3,300          57,956
 Mobile America Corp...................................       6,100          13,153
 *Mobile Mini, Inc.....................................       9,600         165,300
 *Mobius Management Systems, Inc.......................      21,400         131,409
 *Modtech Holdings, Inc................................      11,357          83,403
 *Molecular Biosystems, Inc............................      16,700          21,919
 *Molecular Devices Corp...............................       5,600         169,750
 *Monaco Coach Corp....................................      16,762         360,383
 *Monarch Casino and Resort, Inc.......................       6,300          36,422
 *Monarch Dental Corp..................................      11,000          22,000
 *Mondavi (Robert) Corp. Class A.......................       6,400         245,600
 *Monro Muffler Brake, Inc.............................       6,641          46,902
 Monterey Bay Bancorp, Inc.............................       2,125          26,695
 *Monterey Pasta Co....................................       9,000          33,188
 *Moog, Inc. Class A...................................       6,550         171,938
 *Moog, Inc. Class B...................................         600          24,169
 *Moore Medical Corp...................................       2,700          21,431
 Moore Products Co.....................................       2,200          74,044
 Morgan Keegan, Inc....................................      29,400         490,613
 *Morgan's Foods, Inc..................................         900           3,263
 *Morrison Knudsen Corp................................      47,900         416,131
 Morrison Management Specialists, Inc..................      10,833         227,493
                                                               SHARES        VALUE+
                                                               ------        ------

 *Morrow Snowboards, Inc...............................       1,000    $        300
 *Morton Industrial Group, Inc.
   Class A.............................................       1,000           3,500
 *Morton's Restaurant Group, Inc.......................       5,300          79,169
 *#Mossimo, Inc........................................      13,500         104,625
 *Mother's Work, Inc...................................       3,300          35,681
 *Motor Car Parts & Accessories, Inc...................       6,100           8,810
 *Motor Club of America................................         700           6,913
 Movado Group, Inc.....................................       9,050         215,503
 *Movie Gallery, Inc...................................      11,500          47,438
 *Multi Color Corp.....................................       1,000           6,531
 *Multiple Zones International, Inc....................      11,000         113,609
 *Musicland Stores Corp................................      31,800         252,413
 Myers Industries, Inc.................................      18,107         271,605
 *Myriad Genetics, Inc.................................       8,400         277,988
 *Mystic Financial, Inc................................       1,700          18,700
 *N & F Worldwide Corp.................................      19,600         107,800
 *NABI, Inc............................................      35,200         161,700
 NBT Bancorp...........................................      11,848         202,160
 *NBTY, Inc............................................      64,400         630,919
 NCH Corp..............................................       6,200         289,075
 *NCI Building Systems, Inc............................      16,300         270,988
 *#NCS Healthcare, Inc.................................      16,700          44,620
 *NFO Worldwide, Inc...................................      23,000         300,438
 NL Industries, Inc....................................      32,500         442,813
 *NMT Medical, Inc.....................................       9,000          18,844
 NN Ball & Roller, Inc.................................      12,300          82,256
 *NPC International, Inc...............................      22,000         275,688
 *NPS Pharmaceuticals, Inc.............................      11,100          66,253
 *NS Group, Inc........................................      14,800         153,550
 *NTN Communications, Inc..............................       2,293           9,029
 NUI Corp..............................................      10,800         272,025
 *NYFIX, Inc...........................................      10,350         278,156
 *Nabors Industries, Inc...............................      19,372         514,582
 *Nanogen, Inc.........................................       9,600          68,700
 *Nanometrics, Inc.....................................       7,000         157,063
 *Nanophase Technologies Corp..........................       4,800          19,650
 *Napco Security Systems, Inc..........................       2,150           7,794
 *Napro Biotherapeutics, Inc...........................      18,300          51,183
 Nash Finch Co.........................................      10,200          73,631
 *Nashua Corp..........................................       5,800          42,775
 *Nastech Pharmaceutical Co., Inc......................       5,100           9,961
 *Nathans Famous, Inc..................................       1,900           6,383
 *National Beverage Corp...............................      18,500         150,313
 National City Bancorp.................................       6,189         121,459
 National City Bankshares, Inc.........................       4,989         146,405
 *National Dentex Corp.................................       3,000          51,563
 *National Discount Brokers Group, Inc.................      13,600         436,900
 *National Equipment Services, Inc.....................       1,800          17,550
 *National Home Centers, Inc...........................       3,000           3,703
 *National Home Health Care Corp.......................       3,815          16,095
 National Penn Bancshares, Inc.........................      12,228         327,863
 National Presto Industries, Inc.......................       5,100         179,775
 *National Processing, Inc.............................      33,600         289,800
 *National Record Mart, Inc............................       4,200          16,866
 *National Research Corp...............................       4,500          19,969
 *National RV Holdings, Inc............................      20,700         385,538
 *National Standard Co.................................       6,500          25,188
 National Steel Corp. Class B..........................      23,000         133,688
 National Technical Systems, Inc.......................       7,500          28,594
 *National Techteam, Inc...............................      14,300          56,753

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *National Western Life Insurance Co. Class A..........       1,000    $     80,750
 *Natural Alternatives International, Inc..............       4,800          16,350
 *Natural Microsystems Corp............................      10,200         371,025
 *Natural Wonders, Inc.................................       5,700           8,728
 Natures Sunshine Products, Inc........................      22,759         191,318
 *Nautica Enterprises, Inc.............................      43,900         577,559
 *#Navarre Corp........................................      23,500         176,984
 *Navigant Consulting, Inc.............................       5,300          56,313
 *Navigant International, Inc..........................      11,600         108,025
 *Navigators Group, Inc................................       3,200          38,400
 *Neff Corp. Class A...................................      20,500         176,813
 Nelson (Thomas), Inc..................................      11,400         101,175
 *Neogen Corp..........................................       4,800          30,225
 *NeoMagic Corp........................................       3,300          30,009
 *Neopharm, Inc........................................       8,000         133,000
 *Neorx Corp...........................................      17,225          32,835
 *Neose Technologies, Inc..............................       8,600         130,613
 *#Neotherapeutics, Inc................................       7,000          83,125
 *Netmanage, Inc.......................................      62,145         309,754
 *NetMoves Corporation.................................      12,000          65,250
 *Netopia, Inc.........................................      11,300         627,856
 *NetOptix Corp........................................       9,100         325,894
 *#Netrix Corp.........................................      13,000         117,406
 *Netspeak Corp........................................      11,300         183,272
 *Network Computing Devices, Inc.......................      13,900          89,916
 *Network Equipment Technologies, Inc..................      20,100         247,481
 *Network Event Theater, Inc...........................      17,000         406,406
 *Network Peripherals, Inc.............................      11,100         382,603
 *Network Six, Inc.....................................         275           1,014
 *Neurobiological Technologies, Inc....................       2,700           9,028
 *Neurocrine Biosciences, Inc..........................      16,300         213,428
 *Neurogen Corp........................................      11,500         168,906
 *New American Healthcare Corp.........................         200             100
 *New Brunswick Scientific Co., Inc....................       3,473          19,102
 *New Century Financial Corp...........................      19,500         305,906
 New England Business Services, Inc....................      12,000         271,500
 New England Community Bancorp, Inc. Class A...........       4,770         134,603
 *#New Era of Networks, Inc............................       8,400         406,088
 New Hampshire Thrift BancShares, Inc..................         200           2,588
 *New Horizons Worldwide, Inc..........................       7,500         103,125
 New Jersey Resources Corp.............................      13,800         555,450
 *New Mexico & Arizona Land Co.........................       6,258          32,072
 *Newcor, Inc..........................................       2,940           7,534
 *Newmark Homes Corp...................................       3,000          22,125
 Newmil Bancorp, Inc...................................       3,500          44,625
 *Newpark Resources, Inc...............................      65,100         390,600
 Newport Corp..........................................       8,200         209,100
 *Newsedge Corp........................................      15,450         155,466
 *Nexthealth, Inc......................................       3,400           4,781
 *Niagara Bancorp, Inc.................................       1,500          15,703
 *Niagara Corp.........................................       7,900          36,784
 *Nitches, Inc.........................................         785           2,649
 *Nobel Learning Communities, Inc......................       5,400          43,538
 *Nobility Homes.......................................       5,475          31,995
 *#Noble International, Ltd............................       8,400         117,338
 *Noel Group, Inc......................................       8,000           5,332
 Noland Co.............................................         200           3,638
 *Noodle Kidoodle, Inc.................................       6,800          47,813
                                                               SHARES        VALUE+
                                                               ------        ------

 *Norstan, Inc.........................................      10,400    $     74,750
 *Nortek, Inc..........................................      10,400         267,800
 *North American Scientific, Inc.......................       6,000          52,688
 North Central Bancshares, Inc.........................       2,700          44,888
 North Pittsburgh Systems, Inc.........................         100           1,619
 Northeast Bancorp.....................................         900           7,200
 Northern Technologies International...................       2,700          17,213
 *Northfield Laboratories, Inc.........................      15,300         182,166
 Northland Cranberries, Inc. Class A...................      16,400          96,863
 Northrim Bank.........................................       1,695          16,765
 Northwest Bancorp, Inc................................      43,100         350,861
 Northwest Natural Gas Co..............................      21,650         543,280
 *Northwest Pipe Co....................................       6,200          77,500
 *Northwest Teleproductions, Inc.......................         200              88
 Northwestern Corp.....................................      18,400         388,700
 *Novadigm, Inc........................................      16,500         284,625
 *Novametrix Medical Systems, Inc......................       6,100          24,400
 *Novavax, Inc.........................................      11,900          58,013
 *Noven Pharmaceuticals, Inc...........................      19,300         249,694
 *Novitron International, Inc..........................       1,430           4,357
 *Novoste Corp.........................................       6,200          93,581
 *Nstor Technology.....................................      19,400          36,375
 *Nu Horizons Electronics Corp.........................       8,295          75,173
 *NuCo2, Inc...........................................       5,100          48,769
 *Nuevo Energy Co......................................      16,200         250,088
 *#Number Nine Visual Technology Corp..................       8,400           8,006
 *Numerex Corp. Class A................................       8,300          55,247
 *Nutraceutical International Corp.....................         400           1,794
 *Nutramax Products, Inc...............................       3,300           3,713
 *#Nutrition for Life International, Inc...............       2,700           7,214
 Nymagic, Inc..........................................       7,600         109,250
 *O'Charleys, Inc......................................      20,750         274,938
 *O'Sullivan Industries Holdings, Inc..................      12,800         219,200
 *O.I. Corp............................................       2,600          11,050
 *OAO Technology Solutions, Inc........................      10,000          39,063
 *ODS Networks, Inc....................................      16,700         136,731
 OEA, Inc..............................................      18,500         100,594
 *OMNI Energy Services Corp............................       5,600           8,925
 *ORBIT/FR, Inc........................................       2,700           7,931
 *OSI Pharmaceutical, Inc..............................      18,300          94,073
 *OSI Systems, Inc.....................................       4,700          20,709
 *OTR Express, Inc.....................................         200             400
 Oak Hill Financial, Inc...............................       1,000          17,438
 *Oak Industries, Inc..................................      15,800       1,189,938
 *Oak Technology, Inc..................................      37,700         242,694
 *Oakley, Inc..........................................      63,600         381,600
 Oakwood Homes Corp....................................      61,000         183,000
 *Object Design, Inc...................................      30,300         209,259
 *Objective Systems Integrators, Inc...................      32,300         128,695
 *Oceaneering International, Inc.......................      25,200         327,600
 OceanFirst Financial Corp.............................      12,400         229,788
 *Ocular Sciences, Inc.................................      22,900         423,650
 *Ocwen Financial Corp.................................      41,400         269,100
 *Odetics, Inc. Class A................................         300           3,722
 *Odwalla, Inc.........................................       3,500          18,047
 *Officemax, Inc.......................................      12,000          73,500
 *Offshore Logistics, Inc..............................      19,700         194,538
 *Ogden Corp...........................................      15,400         200,200
 Oglebay Norton Co.....................................       4,400          97,213
 Oil-Dri Corp. of America..............................       4,000          59,250
 *Old Dominion Freight Lines, Inc......................       7,200          91,350

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Old Guard Group, Inc..................................       3,400    $     43,988
 Olin Corp.............................................      30,500         547,094
 Olsten Corp...........................................      55,800         564,975
 *Olympic Steel, Inc...................................      10,000          50,313
 Omega Financial Corp..................................       7,150         217,628
 *Omega Protein Corp...................................      23,500          61,688
 *Omega Research, Inc..................................      21,300         122,475
 *Omega Worldwide, Inc.................................      10,000          37,813
 *Omni Nutraceuticals, Inc.............................      21,600          41,175
 *Omnipoint Corp.......................................      17,900       1,448,781
 *Omtool, Ltd..........................................      17,000          50,469
 *On Assignment, Inc...................................       9,700         272,509
 *On Command Corp......................................      22,100         330,119
 *#On Technology Corp..................................       7,100          63,567
 *On-Point Technology Systems, Inc.....................       7,900          17,652
 *One Price Clothing Stores, Inc.......................       9,400          24,969
 Oneida, Ltd...........................................      15,050         336,744
 *Onhealth Network Company.............................       3,800          33,131
 *Ontrack Data International, Inc......................       7,900          84,678
 *Onyx Acceptance Corp.................................       4,900          36,138
 *Onyx Pharmacueticals, Inc............................      10,300          88,194
 *Open Market, Inc.....................................      39,200       1,444,275
 *Openroute Networks, Inc..............................      12,300         108,778
 *Opinion Research Corp................................       1,700          11,688
 *Opta Food Ingredients, Inc...........................      10,000          30,938
 *Opti, Inc............................................       8,600          30,100
 *#Optical Cable Corp..................................      24,000         449,250
 Optical Coating Laboratory, Inc.......................       6,000       1,180,313
 *Optika Imaging Systems, Inc..........................       5,900          30,975
 *Option Care, Inc.....................................       8,400          28,088
 *Orbit International Corp.............................       1,266           1,563
 *Orbital Sciences Corp................................       1,500          20,813
 Oregon Steel Mills, Inc...............................      30,200         245,375
 Oregon Trail Financial Corp...........................       4,200          46,856
 *#Organogenesis, Inc..................................      26,576         247,489
 *#Oriole Homes Corp. Class A Convertible..............         800           1,900
 *Oriole Homes Corp. Class B...........................       2,000           2,500
 *Orleans Homebuilders, Inc............................       2,000           2,938
 *Oroamerica, Inc......................................       5,700          39,722
 *Orphan Medical, Inc..................................       4,585          28,083
 *Ortel Corp...........................................      11,100         706,238
 *OrthAlliance, Inc....................................       2,100          18,113
 *Orthodontic Centers of America, Inc..................      43,050         524,672
 *Orthologic Corp......................................      23,800          58,756
 Oshkosh B'Gosh, Inc. Class A..........................      16,200         329,063
 Oshkosh Truck Corp. Class B...........................       9,600         265,200
 *Oshman's Sporting Goods, Inc.........................       4,100           6,919
 *Osicom Technologies, Inc.............................       9,600         189,900
 *Osmonics, Inc........................................      13,100         117,900
 *Osteotech, Inc.......................................      10,200         143,119
 *Ostex International, Inc.............................      10,000          23,438
 Ottawa Financial Corp.................................       4,977          98,762
 Otter Tail Power Co...................................      10,200         407,681
 *Outlook Group Corp...................................       1,800           8,213
 *Outsource International, Inc.........................       6,900           6,361
 *Overland Data........................................       7,100          47,703
 Overseas Shipholding Group, Inc.......................      40,200         587,925
 Owens & Minor, Inc....................................      32,700         306,563
 Owosso Corp...........................................         300           1,106
 Oxford Industries, Inc................................       7,800         166,238
 *#Oxigene, Inc........................................      13,400         216,913
                                                               SHARES        VALUE+
                                                               ------        ------

 *P&F Industries, Inc. Class A.........................       1,300    $      9,242
 *#P-Com, Inc..........................................      86,800         490,963
 *PAM Transportation Services, Inc.....................       6,600          68,269
 *PBOC Holdings, Inc...................................       4,500          37,406
 *PC Connection, Inc...................................       2,100          57,816
 *PC Service Source, Inc...............................       4,900          12,556
 *PCD, Inc.............................................       2,100          17,194
 *PDS Financial Corp...................................       1,100           1,891
 PFF Bancorp, Inc......................................       2,500          55,000
 *PJ America, Inc......................................       4,000          64,000
 *PLM International, Inc...............................       5,100          29,006
 *PMCC Financial Corp..................................       2,600          13,325
 *PMR Corp.............................................       6,700          14,866
 *PPT Vision, Inc......................................       4,200          12,731
 *PRI Automation, Inc..................................      17,800         842,719
 *PS Group Holdings, Inc...............................       3,000          31,500
 *PSC, Inc.............................................       8,900          64,525
 *PSS World Medical, Inc...............................      79,000         792,469
 *PSW Technologies, Inc................................       8,000          94,500
 PXRE Group, Ltd.......................................      12,120         149,985
 Pacific Bank, N.A.....................................       2,100          58,013
 Pacific Crest Capital, Inc............................       1,060          15,503
 *#Pacific Gateway Exchange, Inc.......................      15,300         278,747
 *Pacific Sunwear of California, Inc...................      18,350         566,556
 *Packaged Ice, Inc....................................      15,000          52,969
 *Pagasus Systems, Inc.................................      11,700         597,431
 *Pagemart Wireless, Inc. Class A......................      27,500         236,328
 *Paging Network, Inc..................................     131,300          96,423
 *Pairgain Technologies, Inc...........................         900          13,753
 *#Palatin Technologies, Inc...........................          62             225
 *Palm Harbor Homes, Inc...............................      19,169         349,834
 *Pameco Corp..........................................       4,100          17,681
 Pamrapo Bancorp, Inc..................................       2,300          51,175
 *Panavision, Inc......................................       3,600          16,875
 *Pancho's Mexican Buffet, Inc.........................       1,666           4,660
 *Panera Bread CO......................................       7,200          57,150
 *Panja, Inc...........................................       8,000         131,500
 *Par Technology Corp..................................       7,500          37,969
 *Parallel Petroleum Corp..............................      12,800          26,000
 *Paravant, Inc........................................       7,500          19,922
 *Parexel International Corp...........................      18,800         225,013
 Paris Corp............................................         200             394
 Park Electrochemical Corp.............................      10,300         338,613
 *Parker Drilling Co...................................      56,700         223,256
 *#Parkervision, Inc...................................       9,100         213,850
 *Park-Ohio Holdings Corp..............................       8,934         105,533
 Parkvale Financial Corp...............................       3,050          54,900
 *Parlex Corp..........................................       3,900          73,613
 *Parlux Fragrances, Inc...............................       8,100          29,869
 *Pathogenesis Corp....................................      13,000         252,688
 *Patient Infosy.......................................       5,200           9,425
 Patina Oil & Gas Corp.................................      16,834         119,942
 Patrick Industries, Inc...............................       4,700          56,694
 Patriot Bank Corp.....................................       3,700          30,178
 *Patterson Energy, Inc................................      37,780         478,153
 *Paul Harris Stores, Inc..............................       9,700          31,373
 Paula Financial, Inc..................................       6,200          38,169
 *Paul-Son Gaming Corp.................................       2,000          13,000
 *Paxar Corp...........................................      44,015         374,128
 *Paxson Communications Corp...........................      47,200         539,850
 *Payless Cashways, Inc................................         159             258
 *Peapod, Inc..........................................      18,300         159,553

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Pediatric Services of America, Inc...................       4,800    $      5,025
 *#Pediatrix Medical Group, Inc........................      12,500          96,875
 Peerless Manufacturing Co.............................         200           2,288
 *Peerless Systems Corp................................       8,300          71,458
 *Pegasystems, Inc.....................................      25,800         192,291
 Penford Corp..........................................       6,600          99,000
 Penn Engineering & Manufacturing Corp. Class A........         600          13,275
 Penn Engineering & Manufacturing Corp. Non-voting.....       7,500         182,813
 *Penn National Gaming, Inc............................      12,600          97,059
 *#Penn Traffic Company................................          93             709
 *Penn Treaty American Corp............................       7,000         111,125
 Penn Virginia Corp....................................       8,200         147,088
 *Pennaco Energy, Inc..................................      12,100         112,681
 Penn-America Group, Inc...............................       8,450          67,600
 Pennfed Financial Services, Inc.......................       6,800         106,888
 *Pentacon, Inc........................................       8,800          24,750
 Penton Media, Inc.....................................      27,700         529,763
 *Penwest Pharmaceuticals Company......................       7,700         103,709
 Peoples Bancorp, Inc..................................         300           4,734
 Peoples Bancshares, Inc. Massachusetts................       2,500          49,297
 Pep Boys - Manny, Moe & Jack..........................       5,600          54,250
 *Perceptron, Inc......................................       8,550          37,540
 *Performance Food Group Co............................      10,800         271,688
 *Performance Technologies, Inc........................       8,700         177,263
 *Perfumania, Inc......................................       5,200          18,688
 *Pericom Semiconductor Corp...........................       7,000         162,969
 *Perini Corp..........................................       4,900          19,294
 *Perrigo Co...........................................      85,200         716,213
 *Perry Ellis International, Inc.......................       4,700          53,463
 *Per-Se Technologies, Inc.............................      25,200         189,394
 *Personnel Group of America, Inc......................      32,500         253,906
 *Pervasive Software, Inc..............................      12,000         163,875
 *Petco Animal Supplies, Inc...........................      18,956         263,015
 *Petrocorp, Inc.......................................       6,900          42,694
 *Petroglyph Energy, Inc...............................       4,400          10,450
 *Petroleum Development Corp...........................      13,600          58,013
 *PetSmart, Inc........................................      18,400          79,925
 *Pharmaceutical Products Development Service Co.......      22,070         272,427
 *Pharmaceutical Resources, Inc........................      24,200         145,200
 *Pharmacopeia, Inc....................................      17,000         292,188
 *Pharmacyclics........................................      11,100         382,950
 *Pharmanetics, Inc....................................       6,100          37,934
 *#PharmaPrint, Inc....................................       2,800           4,463
 *Pharmchem Laboratories, Inc..........................       4,400          14,025
 *Phar-Mor, Inc........................................      14,200          36,609
 *#Pharmos Corp........................................       6,200           9,009
 *Philadelphia Consolidated Holding Corp...............       9,800         143,938
 *Phillips (R.H.), Inc.................................       4,600          12,866
 Phillips-Van Heusen Corp..............................      24,600         209,100
 *Phoenix Gold International, Inc......................       1,000           2,844
 *Phoenix International Life Sciences, Inc.............         775           4,335
 *Phoenix International, Ltd...........................       6,000          24,375
 Phoenix Investment Partners, Ltd......................      42,400         331,250
 *Phoenix Technologies, Ltd............................      24,087         344,745
 *Phonetel Technologies, Inc...........................      13,200             446
 *Photo Control Corp...................................       1,000           2,375
                                                               SHARES        VALUE+
                                                               ------        ------

 *Photon Dynamics, Inc.................................       6,500    $    248,219
 *Photronics, Inc......................................      22,000         528,688
 *Phycor, Inc..........................................      63,200          92,825
 Piccadilly Cafeterias, Inc............................       9,500          48,094
 *Pico Holdings, Inc...................................       9,561         145,506
 *Picturetel Corp......................................      39,700         196,639
 Pier 1 Imports, Inc. DE...............................      43,000         298,313
 *Pierce Leahy Corp....................................      13,200         422,400
 *Piercing Pagoda, Inc.................................       7,300          95,356
 Pilgrim Pride Corp....................................      25,800         199,950
 Pilgrim's Pride Corp..................................      12,900          75,788
 #Pillowtex Corp.......................................      13,717          54,868
 *Pilot Network Services, Inc..........................       9,300         157,809
 *Pinnacle Global Group, Inc...........................       1,400           7,525
 *Pinnacle Systems, Inc................................      18,200         599,463
 *Pioneer Group, Inc...................................      22,900         339,206
 Pioneer Standard Electronics, Inc.....................      23,700         318,469
 Pitt-Des Moines, Inc..................................       8,200         198,338
 Pittston Co. Burlington Group.........................      26,700         253,650
 Pittston Co. Minerals Group...........................      10,700          12,038
 Pizza Inn, Inc........................................         300           1,083
 *Plains Resources, Inc................................      13,700         150,700
 *Planar Systems, Inc..................................       8,600          55,900
 *Plasma-Therm, Inc....................................       9,800          81,156
 *Platinum Entertainment, Inc..........................       1,700           7,358
 *Play By Play Toys and Novelties, Inc.................       5,900          17,423
 *Playboy Enterprises, Inc. Class A....................       3,800          65,313
 *Playboy Enterprises, Inc. Class B....................      15,036         312,937
 *Playcore, Inc........................................       6,336          56,232
 *Players International, Inc...........................      27,550         214,373
 *Plexus Corp..........................................      13,660         538,289
 Pocahontas Bancorp, Inc...............................       4,400          28,050
 Pogo Producing Co.....................................      32,117         578,106
 *Point West Capital Corp..............................       2,300          12,866
 *Polycom, Inc.........................................      17,900       1,146,159
 *Polymedica Industries, Inc...........................       7,100         125,581
 *Polymer Group, Inc...................................      37,500         705,469
 *Pomeroy Computer Resource, Inc.......................      10,375         130,012
 Pope & Talbot, Inc....................................      13,400         159,963
 *Porta Systems Corp...................................       6,680           6,263
 *#Possis Medical, Inc.................................      11,200          94,150
 *Powell Industries, Inc...............................       5,300          40,578
 *Powercerv Corp.......................................      10,600          27,494
 *Power-One, Inc.......................................      14,200         332,813
 *Praegitzer Industries, Inc...........................       9,500          52,102
 *Prandium, Inc........................................      21,564           3,720
 *Precision Response, Corp.............................      19,200         421,200
 *Precision Standard, Inc..............................         950           9,263
 Premier Bancshares, Inc...............................      23,600         390,875
 *#Premier Laser Systems, Inc. Class A.................       9,900          17,789
 Premier National Bancorp..............................       6,138         108,182
 *Premier Research Worldwide, Ltd......................       1,100          11,653
 *Premiere Technologies, Inc...........................      41,300         314,913
 *Premisys Communications, Inc.........................      22,800         226,219
 *Premiumwear, Inc.....................................       1,400           7,350
 *Pre-Paid Legal Services, Inc.........................      16,450         392,744
 Presidential Life Corp................................      26,400         466,950
 *Presstek, Inc........................................      28,900         319,706
 *#Preview Travel, Inc.................................      12,400         575,825
 *Price Communications Corp............................      29,770         746,111
 *Pricesmart, Inc......................................       3,500         136,281
 *Pride International, Inc.............................      45,400         652,625

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Prima Energy Corp....................................       3,500    $     88,375
 *Primark Corp.........................................      23,200         616,250
 Prime Bancshares, Inc.................................       2,300          62,172
 *Prime Hospitality Corp...............................      44,600         387,463
 *Prime Medical Services, Inc..........................      13,000         123,094
 Primesource Corp......................................       2,581          15,647
 *Primix Solutions, Inc................................      11,200          97,825
 *Primus Telecommunications Group, Inc.................      20,229         601,181
 *Princeton Video Image, Inc...........................       1,300           8,938
 *Printrak International, Inc..........................      10,100          78,591
 *Printronix, Inc......................................       5,925         102,577
 *Printware, Inc.......................................       3,900           8,592
 *Priority Healthcare Corp.............................      11,638         287,313
 *ProBusiness Services, Inc............................      14,700         422,166
 *#Procept, Inc........................................         347             672
 *Procom Technology, Inc...............................       8,400         265,125
 *Procurenet, Inc......................................      19,700               0
 Professional Bancorp, Inc.............................       1,200          11,400
 *Professional Detailing, Inc..........................      10,800         287,550
 *Professionals Group, Inc.............................       1,430          36,286
 *Progenics Pharmaceuticals, Inc.......................       8,500         243,844
 *Programmers Paradise, Inc............................       3,400          22,738
 Progress Financial Corp...............................       3,850          50,291
 *Progress Software Corp...............................      15,450         616,552
 *Project Software & Development, Inc..................       8,800         784,850
 *ProMedCo Management Company..........................      16,800          34,913
 *Prophet 21, Inc......................................       1,500          11,578
 *Protection One, Inc..................................      89,500         156,625
 *Protein Design Labs, Inc.............................      16,700         669,044
 *Protocol Systems, Inc................................       5,800          45,856
 *Provant, Inc.........................................      19,500         427,781
 Providence & Worcester Railroad Co....................         800           7,600
 Providence Energy Corp................................       5,300         200,075
 *Provident American Corp..............................       8,500         256,328
 Provident Bankshares Corp.............................      19,548         387,906
 *Provident Financial Holdings, Inc....................       3,300          61,256
 *Province Healthcare Co...............................       7,400         152,394
 *Proxim, Inc..........................................       8,700         488,288
 *Proxymed, Inc........................................      14,300         158,641
 #Psychemedics Corp....................................      20,000          90,000
 *Public Service Co. of New Mexico.....................         600           9,975
 Public Service Co. of North Carolina..................      18,200         584,675
 Pulaski Financial Corp................................       3,100          33,809
 Pulaski Furniture Corp................................       1,300          21,531
 *Puma Technology, Inc.................................      10,200         510,956
 *Pure World, Inc......................................       7,480          21,271
 *Pyramid Breweries, Inc...............................       5,700           8,461
 *QEP Co., Inc.........................................       1,300          10,075
 *QMS, Inc.............................................       2,821           8,463
 *QRS Corp.............................................       9,000         525,375
 *Qad, Inc.............................................      24,700         118,097
 *Quad Systems Corp....................................       3,600           4,950
 *QuadraMed Corp.......................................       8,306          56,585
 Quaker Chemical Corp..................................       7,900         123,438
 *Quaker City Bancorp, Inc.............................       2,187          36,906
 *Quaker Fabric Corp...................................      14,050          47,199
 *Quality Dining, Inc..................................      10,100          23,672
 Quality Systems, Inc..................................       4,200          28,350
 Quanex Corp...........................................      11,300         239,419
 *Quantum Corp-Hard Disk Drive.........................       1,570          10,794
 Queens County Bancorp.................................      18,000         522,563
                                                               SHARES        VALUE+
                                                               ------        ------

 *Quest Educational Corporation........................       8,100    $     69,989
 *Questcor Pharmaceuticals, Inc........................      15,700          18,644
 *Quidel Corp..........................................      21,300         125,138
 *#Quigley Corp........................................      12,000          25,313
 *Quiksilver, Inc......................................      19,850         300,231
 *Quintel Entertainment, Inc...........................      14,900          90,331
 Quipp, Inc............................................       1,400          21,350
 Quixote Corp..........................................       5,900          94,400
 *Quokka Sports, Inc...................................       4,600          43,700
 *Quorum Health Group, Inc.............................      19,600         175,788
 *R & B, Inc...........................................       5,700          35,269
 *R H Donnelley Corp...................................      27,100         504,738
 *RCM Technologies, Inc................................      14,200         182,381
 *RDO Equipment Co. Class A............................       5,500          36,094
 *RF Monolithics, Inc..................................       4,600          26,809
 RLI Corp..............................................       9,425         320,450
 *RMH Teleservices, Inc................................       5,700          40,167
 *RMI.Net, Inc.........................................       8,000          69,000
 RPC, Inc..............................................      19,100         131,313
 *RSA Security, Inc....................................       5,800         216,775
 *RTI International Metals, Inc........................      20,100         133,163
 *RTW, Inc.............................................      10,800          56,363
 *RWD Technologies, Inc................................      13,400         112,225
 *Racing Champions Corp................................      14,400          71,550
 *Radiance Medical Systems, Inc........................       8,988          48,872
 *Radiant Systems, Inc.................................      12,800         317,200
 *Radiologix, Inc......................................      16,000          76,000
 *RadiSys Corp.........................................       3,262         146,099
 *Rag Shops, Inc.......................................       2,415           5,056
 *Ragen Mackenzie Group, Inc...........................      10,500         213,281
 *Railamerica, Inc.....................................       8,800          71,225
 *Railtex, Inc.........................................       8,400         141,750
 *RailWorks Corp.......................................       1,400          14,175
 *Rainbow Rentals, Inc.................................       3,000          26,438
 *Rainbow Technologies, Inc............................       9,000         152,719
 *Rainforest Cafe, Inc.................................      23,000         107,813
 *Ralcorp Holdings, Inc................................      29,300         573,181
 *Ramsay Youth Services, Inc...........................       6,400           8,800
 *#Ramtron International Corp..........................       5,760          27,540
 #Range Resources Corp.................................      29,000          96,063
 *Rare Hospitality International, Inc..................      15,881         333,997
 *Rare Medium Corp.....................................      30,400         847,400
 Raven Industries, Inc.................................       2,600          37,781
 *Rawlings Sporting Goods, Inc.........................       7,000          53,813
 *Rayovac Corp.........................................       5,900         142,706
 *Raytech Corp. DE.....................................       2,400           9,150
 *Raytel Med Corp......................................      10,200          30,281
 *Reading Entertainment, Inc...........................       4,800          28,200
 *Read-Rite Corp.......................................      50,500         276,961
 *Recoton Corp.........................................      14,966         122,066
 *Redhook Ale Brewery, Inc.............................       6,900          16,711
 Redwood Empire Bancorp................................       2,300          54,194
 *Reebok International, Ltd............................      46,300         416,700
 *Reeds Jewelers, Inc..................................         440           1,416
 Regal Beloit Corp.....................................      18,800         413,600
 *Regeneron Pharmaceuticals, Inc.......................      23,300         179,119
 Regis Corp............................................      12,025         247,264
 *Rehabcare Group, Inc.................................       5,750         115,719
 *Rehabilicare, Inc....................................       7,500          30,938
 *Reliability, Inc.....................................       4,800          14,100
 Reliance Bancorp, Inc.................................       7,700         302,947
 Reliance Group Holdings, Inc..........................      46,000         184,000

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Reliance Steel and Aluminum Co........................      22,500    $    548,438
 Reliv International, Inc..............................       7,750           6,902
 *Relm Wireless Corp...................................       4,100          16,913
 *Remec, Inc...........................................      22,000         281,875
 *Remedy Corp..........................................      26,300         918,856
 *RemedyTemp, Inc......................................       2,600          40,544
 *Remington Oil & Gas Corp.............................      14,460          72,752
 *Renaissance Worldwide, Inc...........................      58,000         279,125
 *Renex Corp...........................................       8,300          50,578
 *Rent-A-Center, Inc...................................      20,000         365,625
 *Rentrak Corp.........................................       9,300          50,278
 *Rent-Way, Inc........................................      20,181         307,760
 *#Repligen Corp.......................................      22,400         100,100
 *Reptron Electronics, Inc.............................       4,600          31,625
 Republic Bancorp, Inc.................................      33,604         462,055
 *Republic Bankshares, Inc.............................       7,500         105,703
 *Republic First Bancorp, Inc..........................       5,434          34,981
 Republic Group, Inc...................................       9,370         148,749
 Republic Security Financial Corp......................      43,782         352,308
 *#Res-Care, Inc.......................................      29,850         355,402
 *Research Partners International, Inc.................       6,700          32,558
 *ResMed, Inc..........................................       8,900         356,556
 *ResortQuest International, Inc.......................      12,300          76,106
 Resource America, Inc.................................      19,700         165,603
 Resource Bancshares Mortgage Group, Inc...............      28,408         143,816
 *Respironics, Inc.....................................      29,248         233,070
 *Restoration Hardware, Inc............................       8,000          65,250
 *#Revlon, Inc.........................................      10,000         102,500
 *Rex Stores Corp......................................       6,600         246,263
 *Rexhall Industries, Inc..............................       1,215          10,328
 *Ribozyme Pharmaceuticals.............................       7,300          57,031
 Richardson Electronics, Ltd...........................      11,000          73,219
 Richmond County Financial Corp........................      17,320         297,146
 *Riddell Sports, Inc..................................       7,255          21,765
 Riggs National Corp...................................      25,400         361,156
 *Right Management Consultants, Inc....................       5,300          58,134
 *Right Start, Inc.....................................       2,600          43,225
 *Rightchoice Managed Care, Inc. Class A...............       2,400          27,000
 *Rimage Corp..........................................       4,000          64,250
 *Riverside Group, Inc.................................       1,000           1,141
 Riverview Bancorp, Inc................................       4,900          54,666
 Rivianna Foods, Inc...................................      12,500         238,281
 *Riviera Holdings Corporation.........................       2,500          12,813
 *Roadhouse Grill, Inc.................................       8,700          34,528
 Roadway Express, Inc..................................      16,400         326,463
 Roanoke Electric Steel Corp...........................       9,900         161,184
 Robbins & Myers, Inc..................................       8,800         176,000
 *Roberds, Inc.........................................       2,900           2,991
 *Roberts Pharmaceutical Corp..........................      18,500         597,781
 *Robertson-Ceco Corp..................................      14,518         116,144
 *Robinson Nugent, Inc.................................       2,400          22,950
 *Robocom Systems, Inc.................................         800           1,125
 *Robotic Vision Systems, Inc..........................      20,300         121,166
 *Rochester Medical Corp...............................       4,900          36,444
 *Rock Financial Corp..................................       1,500          42,938
 *Rock of Ages Co......................................       4,700          28,053
 Rock-Tenn Co. Class A.................................      20,100         311,550
 *Rocky Mountain Chocolate Factory.....................       1,900           9,203
 *Rocky Shoes & Boots, Inc.............................       3,500          26,359
 *Rofin-Sinar Technologies, Inc........................      11,100          78,394
                                                               SHARES        VALUE+
                                                               ------        ------

 *Rogers Corp..........................................      10,000    $    403,125
 *Rogue Wave Software, Inc.............................      13,300         105,153
 *Rohn Industries, Inc.................................      47,600         168,088
 Rollins Truck Leasing Corp............................      50,300         591,025
 Rollins, Inc..........................................      29,400         470,400
 *Romac International, Inc.............................      60,300         676,491
 *Ross Systems, Inc....................................      18,600          46,209
 *Rottlund, Inc........................................       2,300           6,181
 Rouge Industries, Inc. Class A........................      12,100          91,506
 Rowe Furniture Corp...................................      13,420         124,974
 *Royal Appliance Manufacturing Co.....................      19,500         113,344
 Royal Bancshares of Pennsylvania Class A..............       2,754          42,171
 *Royal Energy, Inc....................................       2,300           6,109
 *Royal Gold, Inc......................................       7,600          33,250
 *Royal Precision, Inc.................................         550           1,478
 Ruby Tuesday, Inc.....................................      29,500         593,688
 *Rural Cellular Corp. Class A.........................       7,300         581,719
 *Rural/Metro Corp.....................................      13,500          78,047
 *Rush Enterprises, Inc................................       4,700          71,969
 Russ Berrie & Co., Inc................................      20,100         512,550
 Russell Corp..........................................      13,700         178,956
 *Ryans Family Steak Houses, Inc.......................      35,600         350,438
 Ryerson Tull, Inc.....................................      16,300         333,131
 Ryland Group, Inc.....................................      12,600         286,650
 *S&K Famous Brands, Inc...............................       6,500          48,953
 S&T Bancorp, Inc......................................      20,100         473,606
 *S1 Corporation.......................................       5,858         283,564
 *S3, Inc..............................................      63,676         537,266
 *SAGA Systems, Inc....................................      21,000         447,563
 *SBE, Inc.............................................       1,900          12,172
 *SBS Technologies, Inc................................       4,500         150,891
 *SCB Computer Technology, Inc.........................      18,100          53,734
 *SCC Communications Corp..............................       7,200          46,125
 *SCP Pool Corp........................................       9,300         219,422
 #SCPIE Holdings, Inc..................................      10,200         355,088
 *SED International Holdings, Inc......................       9,450          19,343
 *SEEC, Inc............................................       4,600          18,831
 SEMCO Energy, Inc.....................................      14,502         202,122
 *SEMX Corp............................................       5,200          33,150
 *SGV Bancorp, Inc.....................................       1,400          32,025
 SI Handling, Inc......................................       2,525          22,883
 *SICOR, Inc...........................................      96,400         457,900
 SJNB Financial Corp...................................       1,300          43,713
 SJW Corp..............................................       1,600         192,800
 SL Industries, Inc....................................       9,200         110,400
 *SLI, Inc.............................................      26,700         345,431
 *SM&A Corp............................................       9,200          58,363
 *SMC Corp.............................................       5,600          22,750
 *SOFTWORKS, Inc.......................................      10,300          69,525
 *SOS Staffing Services, Inc...........................      11,400          54,150
 *SPAR Group, Inc......................................         500           2,000
 *SPR, Inc.............................................       7,100          32,838
 *SPS Technologies, Inc................................      10,100         330,775
 *SPSS, Inc............................................      11,700         268,003
 *SRS Labs, Inc........................................       9,600          58,650
 *SSE Telecom, Inc.....................................       3,500          21,656
 *STAR Telecommunications, Inc.........................      40,400         319,413
 *STM Wireless, Inc. Class A...........................       5,900          28,947
 *SVI Holdings, Inc....................................      28,700         394,625
 *Safeguard Health Enterprises, Inc....................       4,400           2,819
 *Safeskin Corp........................................      34,100         414,528

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Safety 1st, Inc......................................       5,900    $     41,853
 *Safety Components International, Inc.................       4,100          11,275
 *Saga Communications, Inc. Class A....................       9,010         224,124
 *Salient 3 Communications, Inc.
   Class A.............................................       2,400          18,300
 *#Salton/Maxim Housewares, Inc........................      17,700         436,969
 *Sames Corp...........................................       1,500          22,500
 *#Samsonite Corp......................................       9,118          53,996
 *San Filippo (John B.) & Son, Inc.....................       5,000          17,969
 *#Sanchez Computer Associates, Inc....................      18,600         728,888
 Sanderson Farms, Inc..................................      13,000         121,063
 *Sands Regent Casino Hotel............................       2,000           3,375
 *Sangstat Medical Corp................................      12,800         301,600
 *Santa Cruz Operation, Inc............................      30,700         459,541
 *Satcon Technology Corp...............................       8,100          61,889
 *Saucony, Inc. Class A................................       2,200          27,500
 *Saucony, Inc. Class B................................       2,800          35,613
 Sauer, Inc............................................      12,300         159,131
 *Savoir Technology Group, Inc.........................       9,900          52,903
 *Sawtek, Inc..........................................      13,400         611,375
 *Scan-Optics, Inc.....................................       5,900           7,836
 *#ScanSoft, Inc.......................................       6,800          42,288
 *ScanSource, Inc......................................       4,400         170,775
 Schawk, Inc. Class A..................................      25,200         214,200
 *Scheid Vineyards, Inc................................       2,300           9,344
 *Schein (Henry), Inc..................................      20,900         268,434
 *Schein Pharmaceutical, Inc...........................      10,900          97,419
 *#Schick Technologies, Inc............................       9,000           7,729
 *Schieb (Earl), Inc...................................       2,200           8,250
 *Schlotzskys, Inc.....................................       6,200          42,819
 *Schmitt Industries, Inc..............................       9,500          24,938
 Schnitzer Steel Industries, Inc.
   Class A.............................................       4,400          82,088
 *Scholastic Corp......................................       2,500         136,875
 *Schuff Steel Company.................................       6,000          23,250
 *Schuler Homes, Inc...................................      20,100         130,022
 Schulman (A.), Inc....................................      28,500         451,547
 Schultz Sav-O Stores, Inc.............................       2,550          33,469
 Schweitzer-Maudoit International, Inc.................      13,500         178,875
 *#Sciclone Pharmaceuticals, Inc.......................      13,700          41,314
 *Scientific Games Holdings Corp.......................      12,200         217,313
 Scientific Technologies, Inc..........................       6,700          38,734
 *Scios-Nova, Inc......................................      34,487         132,559
 *Scott Technologies, Inc..............................      14,900         310,106
 *Scotts Co. Class A...................................      13,100         526,456
 *Scott's Liquid Gold, Inc.............................       7,100           5,103
 *Seachange International, Inc.........................      11,000         279,813
 Seacoast Banking Corp. Class A........................       1,500          45,281
 Seacoast Financial Services Corp......................       5,746          60,872
 *Seacor Smit, Inc.....................................       6,700         347,563
 *Seattle Filmworks, Inc...............................      14,700          47,545
 Seaway Food Town, Inc.................................       1,800          40,838
 *Secom General Corp...................................         140             438
 Second Bancorp, Inc...................................       5,400         129,769
 *#Secure Computing Corp...............................      20,800         165,425
 *Segue Software, Inc..................................      23,400         595,969
 *Seibels Bruce Group, Inc.............................       5,400          11,559
 *Seitel, Inc..........................................      20,400         137,700
 Selas Corp. of America................................       3,900          24,131
 *Select Comfort Corp..................................      20,000         109,375
 Selective Insurance Group, Inc........................      26,200         459,319
 *#Selfcare, Inc.......................................      12,000          48,000
                                                               SHARES        VALUE+
                                                               ------        ------

 *Semitool, Inc........................................      11,600    $    132,313
 *Semtech Corp.........................................      16,200         790,256
 *Seneca Foods Corp. Class A...........................         200           2,375
 *Seneca Foods Corp. Class B...........................       1,100          13,063
 *Sensormatic Electronics Corp.........................       9,000         143,438
 *Sensory Science Corp.................................      12,100          23,444
 *Sequa Corp. Class A..................................       3,600         200,250
 *Sequa Corp. Class B..................................       1,700         107,100
 *SeraCare, Inc........................................       6,100          19,444
 *Serologicals Corp....................................      11,550          81,933
 *Service Experts, Inc.................................      19,500         121,875
 *Servotronics, Inc....................................         900           4,725
 Sevenson Environmental Services, Inc..................       2,080          18,850
 *Sharper Image Corp...................................       7,600         153,900
 *Shaw Group, Inc......................................       9,400         196,225
 *Sheffield Medical Technologies, Inc..................      24,050          69,144
 *Sheldahl, Inc........................................       8,500          34,797
 *Shells Seafood Restaurants, Inc......................       3,900          11,334
 *Shiloh Industries, Inc...............................       8,800          76,450
 *Shoe Carnival, Inc...................................      12,400         126,325
 *Shoe Pavilion, Inc...................................       1,400           3,106
 *Sholodge, Inc........................................       3,600          20,588
 *Shoney's, Inc........................................      45,000          61,875
 *Shop At Home, Inc....................................      27,400         346,781
 Shoreline Financial Corp..............................       3,307          66,243
 *Shorewood Packaging Corp.............................      22,350         365,981
 *Showpower, Inc.......................................       1,700           9,138
 *Shuffle Master, Inc..................................       6,300          51,778
 *Sierra Health Services, Inc..........................      22,427         210,253
 Sifco Industries, Inc.................................       4,700          32,313
 *Sight Resource Corp..................................       7,100          15,309
 *Sigma Designs, Inc...................................      13,000          88,359
 *Sigmatron International, Inc.........................       1,400          11,725
 *Signal Apparel Co., Inc. Class A.....................       6,200           3,100
 *Signal Technology Corp...............................       6,100          27,450
 *Signature Eyewear, Inc...............................       3,600          11,363
 *Silgan Holdings, Inc.................................      15,000         226,406
 *Silicon Storage Technology, Inc......................      20,900         551,891
 *Silicon Valley Bancshares............................      18,500         681,031
 *Silicon Valley Group, Inc............................      29,600         424,575
 *Siliconix, Inc.......................................       4,000         308,750
 *Silverleaf Resorts, Inc..............................      13,800         100,913
 *Simione Central Holdings, Inc........................       6,600           8,044
 Simmons First National Corp. Class A..................       4,550         123,988
 *Simon Transportation Services, Inc...................       4,800          27,300
 Simpson Industries, Inc...............................      17,350         182,717
 *#Simula, Inc.........................................      13,900          79,056
 *Sipex Corp...........................................      14,200         196,581
 *#Sirius Satellite Radio, Inc.........................      10,000         269,063
 *Sitel Corp...........................................      69,800         414,438
 *Sizzler International, Inc...........................      17,500          43,750
 Sky Financial Group, Inc..............................       6,335         147,091
 Skyline Corp..........................................       6,600         163,763
 *#SkyMall, Inc........................................       6,800          70,550
 Skywest, Inc..........................................      21,800         535,463
 Smart & Final Food, Inc...............................      18,500         127,188
 *Smart Modular Technologies, Inc......................      15,000         630,000
 Smith (A.O.) Corp.....................................      12,750         280,500
 Smith (A.O.) Corp. Convertible
   Class A.............................................       3,750          80,625
 *Smith Micro Software, Inc............................       2,000           2,844

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Smithway Motor Express Corp.
   Class A.............................................       4,000    $     17,625
 Smucker (J.M.) Co. Class A............................      11,500         231,438
 Smucker (J.M.) Co. Class B............................      13,000         214,500
 *Softech, Inc.........................................       3,500           4,375
 *Softnet Systems, Inc.................................      10,536         324,311
 *#Software Spectrum, Inc..............................       2,600          28,438
 *Sola International, Inc..............................      27,100         386,175
 Somerset Group, Inc...................................         312           5,831
 *#Somnus Medical Technologies, Inc....................       3,900           7,617
 *Sonic Automotive, Inc................................      19,100         171,900
 *Sonic Corp...........................................      14,850         401,414
 *#Sonic Foundry, Inc..................................       1,900          24,938
 *Sonic Solutions......................................       7,500          21,563
 *Sonosight, Inc.......................................       3,633         109,217
 *Sonus Pharmaceuticals, Inc...........................       7,800          18,281
 *Sound Advice, Inc....................................       3,022          29,653
 *#Source Media, Inc...................................      10,700         183,906
 South Jersey Industries, Inc..........................      11,148         326,776
 *Southern Energy Homes, Inc...........................      11,925          27,204
 *#Southern Pacific Funding Corp.......................      19,600             441
 *Southern Union Co....................................      41,558         799,992
 *Southwall Technologies, Inc..........................       5,400          23,541
 Southwest Bancorp, Inc................................       1,500          33,234
 *Southwest Bancorporation of Texas, Inc...............      17,700         332,981
 Southwest Gas Corp....................................      17,000         398,438
 Southwest Securities Group, Inc.......................      11,282         320,127
 Southwest Water Co....................................       4,095          68,335
 Southwestern Energy Co................................      21,900         162,881
 Sovereign Bancorp, Inc................................         960           8,505
 *Spacehab, Inc........................................       8,900          44,222
 *Spacelabs Medical, Inc...............................       8,500         118,469
 Span-American Medical System, Inc.....................       2,400           8,138
 Spartan Motors, Inc...................................      14,000          58,625
 Spartech Corp.........................................      23,200         732,250
 *Sparton Corp.........................................       7,200          34,200
 *Spatial Technology, Inc..............................       7,450          30,731
 *Special Metals Corp..................................       7,800          26,569
 *Specialty Care Network, Inc..........................       8,700          25,828
 *Specialty Equipment Co., Inc.........................      14,600         323,025
 *SpectraLink Corp.....................................      18,500         194,828
 *Spectranetics Corp...................................      18,302          84,361
 *Spectra-Physics Laser, Inc...........................       2,900          41,053
 *Spectrian Corp.......................................       8,700         236,259
 *Spectrum Control, Inc................................      10,600         114,281
 *SpectRx, Inc.........................................       6,400          74,400
 *SpeedFam-IPEC, Inc...................................      26,447         312,405
 *Speizman Industries, Inc.............................       2,300          11,788
 *Spire Corp...........................................       3,200          19,300
 *Splash Technology Holdings, Inc......................       9,800          69,672
 *Sport Chalet, Inc....................................       2,700          15,567
 *Sport Supply Group, Inc..............................       5,800          36,975
 *Sport-Haley, Inc.....................................       3,500          13,781
 *Sports Authority, Inc................................      37,800          80,325
 *Sports Club Co., Inc.................................      17,700          74,119
 *SportsLine USA, Inc..................................       1,400          66,981
 *Sportsman's Guide, Inc...............................       4,000          12,875
 Springs Industries, Inc. Class A......................       5,300         212,000
 *Spyglass, Inc........................................      13,500         384,328
 St. Francis Capital Corp..............................       8,100         162,253
 St. Joseph Light & Power Co...........................      49,600       1,038,500
                                                               SHARES        VALUE+
                                                               ------        ------

 St. Mary Land & Exploration Co........................      10,100    $    213,678
 *Staar Surgical Co....................................      12,100         120,244
 *Stac Software, Inc...................................       5,375          33,090
 *Staff Leasing, Inc...................................      27,400         229,475
 *Staffmark, Inc.......................................      26,700         212,348
 *Stage II Apparel Corp................................       1,700           2,125
 *Stage Stores, Inc....................................      18,700          59,606
 *Standard Automotive Corp.............................       2,900          26,100
 Standard Commercial Corp..............................      10,329          40,025
 *Standard Management Corp.............................       6,300          37,997
 *Standard Microsystems Corp...........................      12,300         150,291
 Standard Motor Products, Inc.
   Class A.............................................      10,400         190,450
 Standard Pacific Corp. DE.............................      37,000         407,000
 *Standard Register Co.................................      14,900         313,831
 Standex International Corp............................      10,500         221,813
 *Stanford Telecommunications, Inc.....................      10,400         354,575
 *Stanley Furniture, Inc...............................       6,600         134,475
 *Star Buffet, Inc.....................................       2,800          11,725
 *Star Multi Care Services, Inc........................       4,085           3,000
 *Starcraft Corp.......................................       2,500          17,578
 *Starmet Corp.........................................      13,000          70,688
 Starrett (L.S.) Co. Class A...........................       3,500          83,344
 *Startec Global Communications Corp...................       6,600         132,619
 *Starter Corp.........................................      24,300           2,187
 State Auto Financial Corp.............................      37,700         364,041
 State Financial Services Corp.
   Class A.............................................       5,972          94,432
 *Statewide Financial Corp.............................         800          19,000
 *Station Casinos, Inc.................................      28,300         679,200
 *Steel Dynamics, Inc..................................      34,300         474,841
 Steel Technologies, Inc...............................       9,000         100,969
 *Stein Mart, Inc......................................      41,100         248,527
 *Steinway Musical Instruments, Inc....................      11,200         224,000
 Stepan Co.............................................       7,900         187,131
 Stephan Co............................................       2,700          10,800
 *Stericycle, Inc......................................      11,400         198,788
 Sterling Bancorp......................................       6,500         121,875
 Sterling Bancshares...................................      18,337         234,370
 *Sterling Financial Corp. WA..........................       5,820          73,841
 *#Sterling Vision, Inc................................      13,200          26,606
 Stewart & Stevenson Services, Inc.....................      25,000         298,438
 Stewart Enterprises, Inc..............................      35,400         180,872
 Stewart Information Services Corp.....................      10,200         137,700
 Stifel Financial Corp.................................       5,651          58,629
 Stone & Webster, Inc..................................       9,800         160,475
 *Stoneridge, Inc......................................      12,200         164,700
 *Storage Computer Corp................................       8,900          11,125
 *Stormedia, Inc. Class A..............................       8,200               8
 *#Stratasys, Inc......................................       4,400          26,125
 *Strategic Diagnostics, Inc...........................       9,700          75,781
 *Strategic Distribution, Inc..........................      40,292          64,215
 *Strattec Security Corp...............................       6,500         227,500
 *Stratus Properties, Inc..............................      11,100          45,441
 *Strawbridge and Clothier Liquidating Trust...........       4,200             683
 #Strayer Ed, Inc......................................      12,400         255,363
 Stride Rite Corp......................................      56,800         362,100
 *Strouds, Inc.........................................       7,200          15,863
 *Structural Dynamics Research Corp....................      32,600         347,394
 Sturm Ruger & Co., Inc................................      24,200         217,800
 *#Styleclick.com, Inc.................................       6,700          96,731

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Suburban Lodges of America, Inc......................      14,300    $     82,672
 *Success Bancshares, Inc..............................       1,200          14,100
 *Successories, Inc....................................       8,000          21,500
 Suffolk Bancorp.......................................       4,300         119,325
 *Summa Industries, Inc................................       2,700          33,244
 Summit Bancshares, Inc................................       2,000          39,000
 *Summit Design, Inc...................................      19,700          60,331
 *Summit Technology, Inc...............................      19,208         368,554
 *Sun Bancorp, Inc.....................................       5,500          62,734
 Sun Hydraulics, Inc...................................       4,400          29,700
 *Sunair Electronics, Inc..............................       3,000           7,500
 *#Sunbeam Corp........................................      65,400         322,913
 *Sunburst Hospi.......................................      13,400          69,513
 *Sundance Homes, Inc..................................       3,000             675
 *Sunglass Hut International, Inc......................      45,300         553,509
 *Sunquest Information Systems, Inc....................      11,800         160,775
 *#Sunrise Assisted Living, Inc........................      16,999         223,643
 *Sunrise Medical, Inc.................................      21,700         130,200
 *Sunrise Resources, Inc...............................       5,500          28,102
 *#Sunrise Technologies International, Inc.............      42,000         437,063
 *Sunterra Corp........................................      34,200         367,650
 *Superconductor Technologies, Inc.....................       5,400          16,031
 *#Supergen, Inc.......................................      19,000         634,125
 *Superior Consultant Holdings Corp....................       8,200         119,413
 *Superior Energy Services, Inc........................      42,100         274,966
 Superior Industries International, Inc................         500          13,406
 *Superior National Insurance Group, Inc...............      11,800          35,769
 Superior Surgical Manufacturing Co., Inc..............       9,900          96,525
 Superior Telecom, Inc.................................      16,125         263,039
 *Supertex, Inc........................................      26,500         409,922
 *Suprema Specialties, Inc.............................       4,600          40,394
 *Supreme Industries, Inc..............................       8,219          61,646
 *SurModics, Inc.......................................       1,200          25,538
 Susquehanna Bancshares, Inc...........................      29,493         509,676
 *Swift Energy Corp....................................      14,780         164,428
 *Swisher International, Inc...........................         700             613
 *Swiss Army Brands, Inc...............................       6,300          51,581
 *Sybase, Inc..........................................      76,700       1,239,184
 *Sybron Chemicals, Inc................................       1,100          14,988
 *Sylvan, Inc..........................................       5,700          53,081
 *Symix Systems, Inc...................................       4,800          60,450
 *Symmetricom, Inc.....................................      14,300         106,356
 *Symons International Group, Inc......................       8,300          11,283
 *Symphonix Devices, Inc...............................       5,200          16,169
 *Syms Corp............................................      12,900          78,206
 Synalloy Corp. DE.....................................       5,300          38,094
 *Synaptic Pharmaceutical Corp.........................       9,600          43,800
 *Synbiotics Corp......................................       8,100          18,352
 *Sync Research, Inc...................................       3,080           9,433
 *Syncor International Corp. DE........................       9,000         252,000
 *#Syntel, Inc.........................................      46,500         579,797
 *Syntellect, Inc......................................      12,000          26,625
 *Synthetech, Inc......................................      11,100          40,238
 *Synthetic Industries, Inc............................       8,500         277,047
 *Syntroleum Corp......................................      10,350         102,045
 *Sypris Solutions, Inc................................       2,250          22,430
 *System Software Associates, Inc......................      10,700          23,406
 *Systemax, Inc........................................      32,900         318,719
                                                               SHARES        VALUE+
                                                               ------        ------

 *Systems & Computer Technology Corp...................      30,600    $    437,006
 *T&W Financial Corp...................................       3,300          10,467
 *#T-HQ, Inc...........................................       4,200         225,225
 *T-Netix, Inc.........................................       8,000          31,500
 *TALK.com, Inc........................................      44,600         751,231
 *TALX Corp............................................       1,300          17,469
 TB Woods Corp.........................................       4,700          44,944
 *TBA Entertainment Corp...............................       9,000          37,688
 *TBC Corp.............................................      21,250         125,508
 TCBY Enterprises, Inc.................................      24,800          99,200
 *TCC Industries, Inc..................................       1,100              61
 *TCI International, Inc...............................       1,200           5,100
 *TCSI Corp............................................      22,500          42,188
 *TEAM America Corp....................................       2,800          17,850
 *TESSCO Technologies, Inc.............................       3,700          73,306
 TF Financial Corp.....................................       2,600          35,831
 *TFC Enterprises, Inc.................................       6,600          28,256
 *TII Industries, Inc..................................       5,360           6,784
 TJ International, Inc.................................      13,600         566,525
 *TMBR/Sharp Drilling, Inc.............................       4,300          30,906
 TNP Enterprises, Inc..................................      13,200         538,725
 *TRC Companies, Inc...................................       5,600          44,100
 *#TREEV, Inc..........................................       9,000          28,688
 *TRM Copy Centers Corp................................       4,800          27,300
 *TRO Learning, Inc....................................       4,800          30,450
 *TSI International, Inc...............................      22,700         988,869
 TSI, Inc. MN..........................................       8,600          99,706
 *TSR, Inc.............................................       4,800          36,675
 *TST/Impreso, Inc.....................................       3,600          12,375
 Tab Products Co. DE...................................       4,100          31,263
 *Taco Cabana, Inc.....................................      13,800         119,456
 *Tag-It Pacific, Inc..................................       4,500          21,375
 *Taitron Components, Inc..............................       2,200           4,400
 *Take Two Interactive Software........................      17,800         228,619
 *Tandy Brand Accessories, Inc.........................       3,700          48,216
 *Tandy Crafts, Inc....................................      11,500          38,094
 *Targeted Genetics Corp...............................      37,700         100,141
 *Tarrant Apparel Group................................      14,300         160,875
 Tasty Baking Co.......................................       5,375          51,398
 *Team, Inc............................................       6,100          13,725
 Tech/Ops Sevcon, Inc..................................       1,700          17,425
 *Techdyne, Inc........................................       4,200           9,713
 *Techne Corp..........................................      16,600         805,619
 *Technical Communications Corp........................         400           1,425
 *Technisource, Inc....................................       7,600          31,825
 Technitrol, Inc.......................................      14,600         625,975
 Technology Research Corp..............................       4,100           4,420
 *Technology Solutions Corp............................      36,750       1,008,328
 *Tech-Sym Corp........................................       4,900          92,488
 *Tegal Corp...........................................      10,500          33,961
 Tejon Ranch Co........................................      12,000         288,750
 *Tekelec..............................................      41,500         739,219
 *Telcom Semiconductor, Inc............................      13,200         142,725
 *Telescan, Inc........................................       4,900         132,147
 *Telescape International, Inc.........................       5,100          48,131
 *Teletech Holdings, Inc...............................      49,500       1,027,125
 *Teltrend, Inc........................................       5,200         108,875
 *Telular Corp.........................................       7,000          36,969
 Telxon Corp...........................................      12,900         203,578
 *Template Software, Inc...............................       3,400          32,300
 *Temtex Industries, Inc...............................       2,000           3,344

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Tennant Co............................................       4,000    $    142,500
 *#Tera Computer Co....................................      16,700          62,103
 *Terex Corp...........................................       9,700         271,600
 Terra Industries, Inc.................................      95,400         196,763
 *Tesoro Petroleum Corp................................      42,200         506,400
 *Tesseract Group, Inc.................................       7,600          14,250
 *Tetra Tech, Inc......................................      30,081         343,111
 *Tetra Technologies, Inc..............................      13,200         102,300
 *Texas Biotechnology Corp.............................      28,600         121,550
 Texas Industries, Inc.................................      17,000         616,250
 Texas Regional Banchshares, Inc. Class A..............      11,500         318,766
 *Thackeray Corp.......................................       3,600          13,500
 *Theragenics Corp.....................................      26,500         253,406
 *Thermatrix, Inc......................................       5,400          10,884
 *Thermedics, Inc......................................      34,400         195,650
 *Thermo Bioanalysis Corp..............................      14,700         259,088
 *Thermo Cardiosystems, Inc............................      31,400         217,838
 *Thermo Ecotek Corp...................................      21,100         155,613
 *Thermo Fibergen, Inc.................................       6,800          77,350
 *#Thermo Fibertek, Inc................................      52,900         373,606
 *Thermo Optek Corp....................................      42,700         429,669
 *Thermo Sentron, Inc..................................       7,900         117,019
 *Thermo Terratech, Inc................................      12,000          81,000
 *Thermo Vision Corp...................................       4,000          27,500
 *#Thermolase Corp.....................................      32,700          67,444
 *ThermoQuest Corp.....................................      40,800         420,750
 Thermoretec Corp......................................       8,100          53,663
 *Thermospectra Corp...................................      12,300         196,031
 *Thermotrex Corp......................................      14,900         121,063
 *Thermwood Corp.......................................         200           1,075
 *Thistle Group Holdings Co............................       1,200           9,038
 *Thomas Group, Inc....................................       5,300          43,063
 Thomas Industries, Inc................................      12,850         207,206
 *Thomaston Mills, Inc.................................       1,900           2,434
 Thor Industries, Inc..................................       9,750         272,391
 *Thoratec Laboratories Corp...........................      16,300         129,381
 *#Thorn Apple Valley, Inc.............................       4,600             506
 *Three-Five Systems, Inc..............................       7,100         301,750
 *Tier Technologies, Inc. Class B......................       4,500          32,484
 Timberland Bancorp, Inc...............................       4,100          48,303
 *Timberland Co. Class A...............................       4,400         211,200
 Timberline Software Corp..............................      23,200         315,375
 *Tipperary Corp.......................................      10,500          14,438
 *Titan Corp...........................................      33,590         909,029
 *Titan Exploration, Inc...............................      12,000          42,750
 Titan International, Inc..............................      20,100         133,163
 *Titan Pharmaceuticals, Inc...........................      13,800         198,375
 Titanium Metals Corp..................................      26,100         141,919
 *Today's Man, Inc.....................................       4,300           3,225
 *Todd Shipyards Corp..................................       7,900          69,125
 Todd-AO Corp. Class A.................................       4,920          87,330
 *Toddhunter International, Inc........................       3,900          35,831
 *Tofutti Brands, Inc..................................       1,700           3,400
 *Tokheim Corp.........................................      14,000          44,625
 *Toll Brothers, Inc...................................      16,000         286,000
 *Tollgrade Communications, Inc........................       6,300         178,369
 Tompkins County Trustco, Inc..........................         330           9,900
 *Topps, Inc...........................................      41,800         476,781
 *Toreador Royalty Corp................................       2,500          11,250
 Toro Co...............................................      11,600         376,275
 *Total Entertainment Restaurant Corp..................       9,400          16,009
                                                               SHARES        VALUE+
                                                               ------        ------

 *Total Renal Care Holdings, Inc.......................      26,200    $    186,675
 *Total-Telephone USA Communications, Inc..............       3,000          42,375
 *Tower Air, Inc.......................................      13,300          19,742
 *#Toymax International, Inc...........................       7,400          55,038
 *Track Data Corp......................................      22,800         141,075
 *Track 'n Trail, Inc..................................       4,900           5,666
 *Tractor Supply Co....................................       8,000         136,000
 *Trailer Bridge, Inc..................................       5,000           9,063
 *Trammell Crow Co.....................................      21,000         257,250
 *#Trans World Airlines, Inc...........................      51,500         167,375
 *Trans World Entertainment Corp.......................      49,800         547,800
 *Transact Technologies, Inc...........................       5,007          36,927
 *Transaction Network Services, Inc....................      10,600         486,275
 *Transcoastal Marine Services, Inc....................       8,900          28,786
 *#Transcrypt International, Inc.......................       7,800          23,156
 *Transfinancial Holdings, Inc.........................       3,300          17,531
 *Transition Analysis Component Technology.............         299           3,233
 *Transkaryotic Therapies, Inc.........................       8,800         403,975
 *Transmation, Inc.....................................       6,700          13,609
 *Transmedia Network, Inc..............................      10,000          25,000
 *Transmontaigne Oil Co................................      27,400         184,950
 *Transport Industries, Inc............................       1,000           5,625
 *Transportation Components, Inc.......................      21,000          57,750
 *Transportation Technologies Industries, Inc..........       8,800         117,975
 Transpro, Inc.........................................       5,300          35,113
 Transtechnology Corp..................................       4,900          42,875
 *#Transtexas Gas Corp.................................      48,400           9,680
 *Transwitch Corp......................................       9,200         435,850
 *Transworld Healthcare, Inc...........................      16,800          36,750
 *Travel Services International, Inc...................      11,000         110,344
 *#Travis Boats & Motors, Inc..........................       2,600          24,619
 *Trega Biosciences, Inc...............................      10,100          13,414
 Tremont Corp. DE......................................       5,100          81,281
 *Trend-Lines, Inc. Class A............................       3,300           4,847
 *Trendwest Resorts, Inc...............................      11,100         230,325
 Trenwick Group, Inc...................................      14,127         286,955
 *Trex Medical Corp....................................      30,700          84,425
 *Triad Guaranty, Inc..................................      10,600         240,819
 *Triad Hospitals, Inc.................................       1,000          12,344
 Triangle Bancorp, Inc.................................      26,600         541,975
 *Triangle Pharmaceuticals, Inc........................      26,000         511,063
 *Triarc Companies, Inc. Class A.......................      22,200         431,513
 Trico Bancshares......................................       4,950         102,558
 *Trico Marine Services, Inc...........................      21,300         159,084
 *Trident Microsystems, Inc............................      10,800         113,063
 *Tridex Corp..........................................       4,200           7,481
 Trigen Energy Corp....................................      10,500         171,281
 *Trimark Holdings, Inc................................       1,700           5,259
 *Trimble Navigation, Ltd..............................      18,200         306,556
 *Trimedyne, Inc.......................................       5,400          12,403
 *Trimeris, Inc........................................      10,500         223,453
 *TriPath Imaging, Inc.................................      22,352         146,685
 *Triple S Plastics, Inc...............................       2,600          30,225
 *Tripos, Inc..........................................       2,600          25,878
 *Triquint Semiconductor, Inc..........................       4,100         349,781
 *Tristar Aerospace Co.................................      12,100         114,194
 *#Tristar Corp........................................       1,000           4,969
 *Triumph Group........................................       7,900         192,069

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Tropical Sportswear International Corp...............       6,900    $    124,631
 *Trump Hotels & Casino Resorts, Inc...................      22,200          86,025
 Trust Co. of New Jersey...............................      15,500         341,000
 Trustco Bank Corp. NY.................................      42,852         622,693
 *Tuboscope Vetco International, Inc...................      45,400         646,950
 *TurboChef Technologies, Inc..........................      10,600          70,888
 Tuscarora, Inc........................................       8,500         103,063
 Twin Disc, Inc........................................       1,400          19,513
 *Twinlab Corp.........................................      29,400         286,650
 *Tyler Technologies, Inc..............................      43,800         180,675
 U.S. Bancorp, Inc.....................................      11,200         140,700
 *#U.S. Diagnostic, Inc................................      18,000          15,469
 *U.S. Franchise Systems, Inc..........................      10,000          49,063
 *U.S. Home & Garden, Inc..............................      23,700          55,917
 *U.S. Office Products, Co.............................      33,900         125,006
 *#U.S. Plastic Lumber Corp............................       5,200          57,038
 *U.S. Vision, Inc.....................................       3,000           7,594
 *UCBH Holdings, Inc...................................       3,900          84,459
 *UFP Technologies, Inc................................       2,300           6,684
 UGI Corp..............................................      24,400         477,325
 *URS Corp.............................................      16,500         321,750
 *US Can Corp..........................................      11,500         205,563
 *US LEC Corp..........................................       9,300         247,322
 *US Liquids, Inc......................................      14,300         113,506
 *US Oncology, Inc.....................................      60,038         286,119
 *US Xpress Enterprises, Inc. Class A..................      10,114          73,010
 *USA Detergents, Inc..................................      18,100          77,491
 *USA Floral Products, Inc.............................      16,400          46,638
 *USA Truck, Inc.......................................       6,500          56,266
 *USData Corp..........................................       8,950          86,703
 *UTI Energy Corp......................................      14,500         293,625
 *Ubics, Inc...........................................       4,700          12,191
 *#uBid, Inc...........................................       6,414         252,952
 *Ugly Duckling Corp...................................      14,900         110,819
 *Ultimate Electronics, Inc............................       6,900         161,503
 *Ultimate Software Group, Inc.........................       3,600          39,263
 *Ultradata Systems, Inc...............................       2,000           3,313
 *Ultrak, Inc..........................................      11,600          54,375
 *Ultralife Batteries, Inc.............................      10,900          66,081
 *Ultratech Stepper, Inc...............................      18,700         353,547
 Umpqua Holdings Corp..................................       1,800          16,144
 *#Unapix Entertainment, Inc...........................       6,100          11,438
 *Unicapital Corp......................................      36,900          83,025
 Unico American Corp...................................       5,000          34,375
 *UniComp, Inc.........................................       6,400          24,000
 *Unifab International, Inc............................       5,800          34,981
 *Unifi, Inc...........................................       6,500          86,125
 Unifirst Corp.........................................       8,000         121,500
 *Unify Corp...........................................       6,800         337,238
 *Unimark Group, Inc...................................      10,100          12,941
 *Uni-Marts, Inc.......................................       6,500           5,688
 *Union Acceptance Corp. Class A.......................       3,500          25,703
 *Union Community Bancorp..............................       1,000          10,938
 *Unique Mobility, Inc.................................      12,700          43,656
 *Uniroyal Technology Corp.............................      11,600         193,575
 *Unisource Energy Corp................................      28,980         326,025
 *Unit Corp............................................      27,400         157,550
 *United American Healthcare Corp.,....................       5,300           5,631
 *United Auto Group, Inc...............................       3,600          32,400
 United Community Financial Corp.......................      11,200         120,400
 United Financial Corp. MN.............................         400           8,025
                                                               SHARES        VALUE+
                                                               ------        ------

 United Fire Casualty Co...............................       5,400    $    116,775
 United Guardian, Inc..................................       1,900           7,363
 United Illuminating Co................................       1,900          98,325
 United Industrial Corp................................      10,700          92,956
 United National Bancorp...............................      12,836         281,590
 *United Natural Foods, Inc............................      18,300         154,406
 *United Payors & United Providors, Inc................      16,400         263,425
 *United Retail Group, Inc.............................      10,500          96,961
 *United Road Services, Inc............................       7,200          13,613
 *United States Energy Corp............................       5,600          21,700
 *United States Home Corp..............................      10,600         272,950
 United Water Resources, Inc...........................       9,500         318,250
 United Wisconsin Services, Inc........................      13,600          73,100
 *Unitel Video, Inc....................................         700             263
 Unitil Corp...........................................       3,400          95,625
 Unity Bancorp, Inc....................................       2,600          19,663
 *Universal American Financial Corp....................       7,000          29,750
 *Universal Electronics, Inc...........................       6,700         253,344
 Universal Forest Products, Inc........................      15,900         245,953
 *#Universal International, Inc........................       7,500          19,453
 *Universal Stainless & Alloy Products, Inc............       4,700          17,698
 *Uno Restaurant Corp..................................       8,700          95,700
 *Unova, Inc...........................................       2,000          26,250
 *Urban Outfitters, Inc................................      16,200         327,544
 *Urocor, Inc..........................................      10,400          35,263
 *Urogen Corp. (Restricted)............................       2,100             798
 *Urologix, Inc........................................      12,600          64,181
 *Uromed Corp. New.....................................       4,720           5,015
 *Uroquest Medical Corp................................       8,000          14,250
 *Ursus Telecom Corp...................................       3,700          66,831
 *Utah Medical, Inc....................................       6,300          42,919
 *Utilx Corp...........................................       5,600          24,500
 *#V-ONE Corp..........................................      19,400         261,294
 *V.I. Technologies, Inc...............................       8,300          50,059
 *VDI Media............................................       8,800         116,050
 *VISTA Information Solutions, Inc.....................      13,600          40,375
 VRB Bancorp...........................................       4,600          29,469
 *VTEL Corp............................................      21,800          78,344
 *Valence Technology, Inc..............................      23,000         209,516
 *#Valentis, Inc.......................................      25,866         116,397
 *Vallen Corp..........................................       8,200         203,206
 *Valley National Gases, Inc...........................       3,800          12,825
 Valley Resources, Inc.................................       4,000          82,000
 Valmont Industries, Inc...............................      23,200         408,900
 *Value City Department Stores, Inc....................      28,900         482,269
 Value Line, Inc.......................................       4,000         141,250
 *Vans, Inc............................................      12,000         144,000
 *Vantive Corp.........................................      25,500         398,438
 *Varco International, Inc.............................      45,000         480,938
 *#Vari L Co., Inc.....................................       6,500         130,203
 *Varian Medical Systems, Inc..........................      24,350         636,144
 *Variflex, Inc........................................       5,100          31,875
 *Veeco Instruments, Inc...............................       9,600         396,000
 *Venator Group, Inc...................................      24,800         170,500
 *#Ventana Medical Systems, Inc........................      15,500         334,703
 Venturian Corp........................................         330           1,856
 *Veramark Technologies, Inc...........................       5,900          70,616
 *Verdant Brands, Inc..................................       2,117           5,954
 *Verilink Corp........................................      11,300          37,255
 *Veritas DGC, Inc.....................................      21,000         305,813

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Verity, Inc..........................................       4,600    $    475,956
 *#Versant Object Technology Corp......................       6,500          43,266
 *Versar, Inc..........................................       2,000           4,625
 *Vertel Corp..........................................      32,300          60,563
 *Vertex Communications Corp...........................       5,100         108,375
 *Vertex Pharmaceuticals, Inc..........................      22,800         604,913
 Vesta Insurance Group, Inc............................      16,300          64,181
 *Vestcom Int'l, Inc...................................       9,600          33,600
 *Veterinary Centers of America, Inc...................      21,900         245,691
 *Viasat, Inc..........................................       5,400         139,894
 *Viasoft, Inc.........................................      16,100          99,367
 *Viatel, Inc..........................................       7,800         325,650
 *Vical, Inc...........................................      13,000         281,938
 *Vicon Industries, Inc................................       3,600          21,150
 *Vicor Corp...........................................       7,300         236,338
 *Vicorp Restaurants, Inc..............................       7,300         128,206
 *Vidamed, Inc.........................................      10,800          22,613
 *Video Display Corp...................................       2,300           9,200
 *Video Services Corp..................................       2,000           6,000
 *Videonics, Inc.......................................       3,600           3,656
 *View Technology, Inc.................................       3,900          11,944
 *Viisage Technology, Inc..............................       6,500          21,531
 Vintage Petroleum, Inc................................      31,500         336,656
 *Virbac Corp..........................................       1,600           3,300
 Virco Manufacturing Corp..............................       8,621         117,461
 Virginia Gas Co.......................................       3,900          11,822
 *Virtualfund.Com, Inc.................................      13,020          26,854
 *#Vision Sciences, Inc................................       5,100           5,578
 *Vision Twenty-One, Inc...............................       8,600          36,550
 *VisionAmerica, Inc...................................       7,200          21,150
 *Vista Eyecare, Inc...................................      18,400          21,850
 *Vista Medical Technologies, Inc......................      30,000          12,656
 Vital Signs, Inc......................................      11,100         259,463
 *Vitalcom, Inc........................................       6,000           6,469
 *#Vitech America, Inc.................................      13,190         100,368
 *Vivid Technologies, Inc..............................       8,500          50,336
 *#Vivus, Inc..........................................      29,900          66,808
 *Vlasic Foods International, Inc......................      36,400         282,100
 *Vodavi Technology, Inc...............................       2,600           7,638
 *Volt Information Sciences, Inc.......................      17,400         388,238
 Vulcan International Corp.............................         700          21,700
 *Vysis, Inc...........................................      13,000          41,641
 WD-40 Co..............................................      12,400         288,688
 WFS Financial, Inc....................................      23,100         514,697
 *#WHX Corp............................................      16,700         148,213
 *WLR Foods, Inc.......................................      14,598          83,026
 *WMF Group, Ltd.......................................       4,700          23,353
 *WMS Industries, Inc..................................      32,300         367,413
 *WPI Group, Inc.......................................       5,300          14,409
 Wabash National Corp..................................      19,400         284,938
 Wackenhut Corp. Class A...............................       2,700          38,306
 Wackenhut Corp. Class B
   Non-Voting..........................................       9,950         100,744
 *Wackenhut Corrections Corp...........................      17,800         214,713
 *Walker Interactive Systems, Inc......................      16,000          93,500
 *Wall Street Deli, Inc................................       1,500           2,063
 Walter Industries, Inc................................      40,500         430,313
 *Warrantech Corp......................................      12,100          12,100
 Warren Bancorp, Inc...................................       6,300          51,384
 *Warwick Community Bancorp, Inc.......................       3,600          37,350
 Washington Banking Co.................................       1,000           9,563
 *Washington Homes, Inc................................       6,500          34,531
                                                               SHARES        VALUE+
                                                               ------        ------

 Washington Savings Bank FSB Waldorf, MD...............       1,600    $      5,400
 *Washington Trust Bancorp, Inc........................       2,800          49,350
 *Waste Connections, Inc...............................      14,900         196,959
 *Waste Industries, Inc................................      10,200         131,644
 *Waterlink, Inc.......................................      10,100          31,563
 Waters Instruments, Inc...............................         200           1,106
 Watkins-Johnson Co....................................       5,300         205,706
 Watsco, Inc. Class A..................................      42,800         465,450
 Watsco, Inc. Class B..................................       1,350          14,808
 Watts Industries, Inc. Class A........................      19,100         266,206
 Wausau-Mosinee Paper Corp.............................      16,000         212,000
 *Wave Technologies International, Inc.................       2,500           7,813
 *#Wavo Corp...........................................      22,600          90,047
 *Webb (Del) Corp......................................      15,800         361,425
 *Webco Industries, Inc................................       3,800          12,350
 *Webhire, Inc.........................................       8,000          69,000
 *Weider Nutrition International, Inc..................       6,300          21,263
 *Weirton Steel Corp...................................      34,300         109,331
 Wellman, Inc..........................................      38,500         613,594
 *Wells-Gardner Electronics Corp.......................       3,150           9,844
 Werner Enterprises, Inc...............................      40,362         605,430
 Wesbanco, Inc.........................................      16,750         384,203
 *Wesley Jessen Vision Care, Inc.......................      14,700         423,084
 West Coast Bancorp....................................      12,454         184,086
 *West Marine, Inc.....................................      14,300         121,997
 West Pharmaceutical Services, Inc.....................      13,600         475,150
 *West Teleservices Corp...............................      15,300         262,013
 *Westaff, Inc.........................................      14,400         100,575
 *Westbank Corp........................................       2,600          24,863
 Westcorp, Inc.........................................      22,996         337,754
 *Westell Technologies, Inc............................      16,500         149,789
 Westerfed Financial Corp..............................       3,900          64,350
 *Western Beef, Inc....................................       3,800          33,131
 *#Western Digital Corp................................     118,000         464,625
 Western Gas Resources, Inc............................      28,900         326,931
 Western Ohio Financial Corp...........................         900          16,059
 *Western Power & Equipment Corp.......................       2,600           5,688
 *Western Water Co.....................................      10,900          14,647
 Westinghouse Air Brake Co.............................      39,702         719,599
 *Weston (Roy F.), Inc. Class A........................       5,400          11,981
 *Westwood Homestead Financial Corp....................       1,000          10,906
 *Wet Seal, Inc. Class A...............................       9,500         129,141
 *White Cap Industries, Inc............................       9,600         137,700
 *White Electronics Designs Corp.......................      11,700          41,681
 *White Pine Software, Inc.............................      12,400         199,950
 *Whitehall Jewellers, Inc.............................       7,500         236,719
 *Whitman Education Group, Inc.........................      12,200          26,688
 *Wickes Lumber Co.....................................       6,600          33,516
 *#Wild Oats Markets, Inc..............................      10,700         382,525
 *Williams Clayton Energy, Inc.........................       7,100         105,169
 *Williams Controls, Inc...............................      14,700          30,319
 *Williams Industries, Inc.............................         700           2,953
 *Willis Lease Finance Corp............................       7,400          48,563
 *Wilmar Industries, Inc...............................      16,900         231,319
 *Wilshire Financial Sevices Group, Inc................         137             163
 *Wilshire Oil Co. of Texas............................       7,107          27,540
 *Wilsons The Leather Experts, Inc.....................       7,500         137,344
 *Wind River Systems, Inc..............................      23,700         818,391
 *Windmere Corp........................................      17,500         250,469
 Winnebago Industries, Inc.............................      19,300         364,288

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Wireless Telecom Group, Inc..........................      15,600    $     38,025
 Wiser Oil Co..........................................       8,100          22,781
 Wolohan Lumber Co.....................................       4,100          50,097
 *Wolverine Tube, Inc..................................      13,000         197,438
 Wolverine World Wide, Inc.............................      39,400         430,938
 Woodhead Industries, Inc..............................      10,500         139,125
 Woodward Governor Co..................................       8,300         223,841
 *Workflow Management, Inc.............................      11,300         266,256
 *Workgroup Technology Corp............................       5,800           6,344
 *World Acceptance Corp................................      15,400          75,556
 *World Access, Inc....................................      35,372         537,212
 World Fuel Services Corp..............................      11,300          90,400
 *World of Science, Inc................................       2,900           4,622
 *Worldtalk Communications Corp........................       9,500          84,313
 *Worldtex, Inc........................................      13,200          15,675
 *Wyant Corp...........................................         266             557
 Wynns International, Inc..............................      15,450         233,681
 X-Rite, Inc...........................................      23,900         159,084
 *Xceed, Inc...........................................      11,500         302,953
 *Xeta Corp............................................       2,000          63,000
 *Xetel Corp...........................................       9,000          16,734
 *Xicor, Inc...........................................      16,200         154,406
 *Xionics Document Technologies, Inc...................       9,700          71,841
 *Xircom, Inc..........................................       6,600         346,294
 *Xoma, Ltd............................................      44,700         132,703
 *Xtra Corp............................................       6,200         248,000
 Yankee Energy Systems, Inc............................       8,500         362,844
 Yardville National Bancorp............................       5,255          63,060
 *Yellow Corp..........................................      21,900         369,563
 York Financial Corp...................................       6,891          87,430
 York Group, Inc.......................................       8,200          34,978
 *York Research Corp...................................      11,200          41,300
 *Young Broadcasting, Inc. Class A.....................      10,000         401,563
 *Zamba Corporation....................................      24,100         124,266
 Zap.com Corp..........................................         334             751
 *Zapata Corp..........................................      16,700          90,806
 *Zaring National Corp.................................       1,900           8,669
 *Zebra Technologies Corp. Class A.....................       4,680         281,824
 *Zemex Corp...........................................       6,794          55,201
 Zenith National Insurance Corp........................      13,600         282,200
 *Zevex International, Inc.............................       2,000           9,875
 *Zila, Inc............................................       2,557           7,911
 *Zing Technologies, Inc...............................       1,500          12,750
 *#Zitel Corp..........................................      13,800          20,269
 *#ZixIt Corp..........................................      13,800         593,400
 *Zoll Medical Corp....................................       5,200         178,425
                                                               SHARES        VALUE+
                                                               ------        ------

 *#Zoltek Companies, Inc...............................      13,000    $    150,719
 *#Zonagen, Inc........................................       8,100          44,170
 *Zoran Corp...........................................       7,900         315,013
 *Zygo Corp............................................       8,800         169,950
 *Zymetx, Inc..........................................       1,500           3,164
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $560,412,731)..................................                 574,481,207
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *American Satellite Network, Inc. Warrants............       2,525               0
 *Arch Communications Group Inc. Warrants 09/01/03.....      20,420          10,848
 *CSF Holdings, Inc. Litigation Rights 12/30/99........       3,250               0
 *Franklin Covey Co. Rights 11/30/99...................      20,300               0
 *#Intercontinental Telecom Corp. Warrants 04/30/02....      13,190               0
 *Millicom, Inc. Contingent Value Rights...............      10,100               0
 *Skyepharma P.L.C. Contingent Payment Rights..........      11,500               0
 *TALK.com, Inc. 02/12/00..............................         600               0
 *Xinetix, Inc. Warrants 03/17/03......................         332               0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $43,669).......................................                      10,848
                                                                       ------------

TEMPORARY CASH
  INVESTMENTS -- (2.6%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc. 5.30%,
   12/01/99 (Collateralized by U.S. Treasury Notes
   7.500%, 11/15/01, valued at $15,410,675) to be
   repurchased at $15,181,235.
   (Cost $15,179,000)..................................    $ 15,179      15,179,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $575,635,400)++................................                $589,671,055
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $579,077,351.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE U.S. 6-10 SMALL COMPANY SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1999

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value........................................         $   589,671
Collateral for Securities Loaned............................              31,946
Receivables
  Dividends and Interest....................................                 376
  Investment Securities Sold................................               4,345
Prepaid Expenses and Other Assets...........................                   1
                                                                     -----------
    Total Assets............................................             626,339
                                                                     -----------

LIABILITIES:
Payable for Collateral on Securities Loaned.................              31,946
Payable for Investment Securities Purchased.................               8,097
Payable for Fund Shares Redeemed............................                 126
Accrued Expenses and Other Liabilities......................                  84
                                                                     -----------
    Total Liabilities.......................................              40,253
                                                                     -----------

NET ASSETS..................................................         $   586,086
                                                                     ===========
SHARES OUTSTANDING $.01 PAR VALUE
  (Authorized 100,000,000)..................................          47,866,044
                                                                     ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....         $     12.24
                                                                     ===========
Investments at Cost.........................................         $   575,635
                                                                     ===========

COMPONENTS OF NET ASSETS:
Paid-In Capital.............................................         $   516,502
Undistributed Net Investment Income.........................                 221
Undistributed Net Realized Gain.............................              55,327
Unrealized Appreciation of Investment Securities............              14,036
                                                                     -----------
    Total Net Assets........................................         $   586,086
                                                                     ===========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE U.S. 6-10 SMALL COMPANY SERIES

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1999

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Dividends.................................................         $ 4,211
  Interest..................................................             534
  Income from Securities Lending............................             688
                                                                     -------
      Total Investment Income...............................           5,434
                                                                     -------

EXPENSES
  Investment Advisory Services..............................             167
  Accounting & Transfer Agent Fees..........................             219
  Custodian's Fee...........................................              77
  Legal Fees................................................               3
  Audit Fees................................................               5
  Shareholders' Reports.....................................               3
  Trustees' Fees and Expenses...............................               2
  Other.....................................................              13
                                                                     -------
      Total Expenses........................................             489
                                                                     -------
  NET INVESTMENT INCOME.....................................           4,945
                                                                     -------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net Realized Gain on Investment Securities................          56,608
  Change in Unrealized Appreciation of Investment
    Securities..............................................          31,371
                                                                     -------
  NET GAIN ON INVESTMENT SECURITIES.........................          87,977
                                                                     -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........         $92,924
                                                                     =======

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE U.S. 6-10 SMALL COMPANY SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                       YEAR             YEAR
                                                                       ENDED           ENDED
                                                                     NOV. 30,         NOV. 30,
                                                                       1999             1998
                                                                     ---------       ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income.....................................         $  4,945        $   4,396
  Net Realized Gain on Investment Securities................           56,608           49,168
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................           31,371         (109,532)
                                                                     --------        ---------
      Net Increase (Decrease) in Net Assets Resulting from
        Operations..........................................           92,924          (55,968)
                                                                     --------        ---------

Distributions From:
  Net Investment Income.....................................           (4,995)          (4,534)
  Net Realized Gains........................................          (49,223)         (33,011)
                                                                     --------        ---------
      Total Distributions...................................          (54,218)         (37,545)
                                                                     --------        ---------
Capital Share Transactions (1):
  Shares Issued.............................................           98,295          264,712
  Shares Issued in Lieu of Cash Distributions...............           53,051           35,644
  Shares Redeemed...........................................         (150,769)         (92,873)
                                                                     --------        ---------
      Net Increase From Capital Share Transactions..........              577          207,483
                                                                     --------        ---------
      Total Increase........................................           39,283          113,970
NET ASSETS
  Beginning of Period.......................................          546,803          432,833
                                                                     --------        ---------
  End of Period.............................................         $586,086        $ 546,803
                                                                     ========        =========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.............................................            8,767           20,734
  Shares Issued in Lieu of Cash Distributions...............            5,082            2,923
  Shares Redeemed...........................................          (13,717)          (7,232)
                                                                     --------        ---------
                                                                          132           16,425
                                                                     ========        =========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE U.S. 6-10 SMALL COMPANY SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    YEAR        YEAR        YEAR        YEAR        YEAR
                                                    ENDED       ENDED       ENDED       ENDED       ENDED
                                                  NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                                    1999        1998        1997        1996        1995
                                                  ---------   ---------   ---------   ---------   ---------
Net Asset Value, Beginning of Period............  $  11.46    $  13.82    $  12.56    $  11.26    $   9.54
                                                  --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.........................      0.10        0.10        0.11        0.13        0.12
  Net Gains (Losses) on Securities (Realized and
    Unrealized).................................      1.83       (1.28)       2.81        1.92        2.50
                                                  --------    --------    --------    --------    --------
    Total from Investment Operations............      1.93       (1.18)       2.92        2.05        2.62
                                                  --------    --------    --------    --------    --------
LESS DISTRIBUTIONS
  Net Investment Income.........................     (0.11)      (0.10)      (0.10)      (0.13)      (0.12)
  Net Realized Gains............................     (1.04)      (1.08)      (1.56)      (0.62)      (0.78)
                                                  --------    --------    --------    --------    --------
    Total Distributions.........................     (1.15)      (1.18)      (1.66)      (0.75)      (0.90)
                                                  --------    --------    --------    --------    --------
Net Asset Value, End of Period..................  $  12.24    $  11.46    $  13.82    $  12.56    $  11.26
                                                  ========    ========    ========    ========    ========
Total Return....................................     18.62%      (8.98)%     26.47%      19.17%      29.19%

Net Assets, End of Period (thousands)...........  $586,086    $546,803    $432,833    $268,401    $221,984
Ratio of Expenses to Average Net Assets.........      0.09%       0.09%       0.11%       0.13%       0.15%
Ratio of Net Investment Income to Average Net
  Assets........................................      0.89%       0.88%       0.96%       1.05%       1.18%
Portfolio Turnover Rate.........................     28.51%      29.15%      30.04%      32.38%      21.16%

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers twenty-one series of which The U.S. 6-10 Small Company Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Trustees.

    2. FEDERAL INCOME TAXES: It is the Series intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. All open repurchase agreements were entered into on November 30, 1999.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Trustees.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 1999, the Series' advisory fees were computed daily and paid monthly to the Advisor based on an effective annual rate of .03 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 1999, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases..............................................         $155,748
Sales..................................................          215,360

E. INVESTMENT TRANSACTIONS:

    At November 30, 1999, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation.........................         $ 138,320
Gross Unrealized Depreciation.........................          (127,726)
                                                               ---------
  Net.................................................         $  10,594
                                                               =========

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised series, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each series is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. Borrowings under the line of credit by the Series during the year ended November 30, 1999 were as follows:

  WEIGHTED        WEIGHTED       NUMBER OF     INTEREST      MAXIMUM AMOUNT
   AVERAGE        AVERAGE           DAYS        EXPENSE     BORROWED DURING
INTEREST RATE   LOAN BALANCE    OUTSTANDING    INCURRED        THE PERIOD
-------------  --------------   ------------   ---------   ------------------
    6.13%        $3,385,000          4          $2,306         $3,385,000

    There were no outstanding borrowings under the line of credit at November 30, 1999.

G. SECURITIES LENDING:

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. Such cash collateral for November 30, 1999 was reinvested into overnight repurchase agreements with JP Morgan, which was in turn collateralized by U.S. Government Treasury Securities. At November 30, 1999, the market value of securities on loan to brokers was $26,345,262, the related collateral cash received was $31,946,139 and the value of collateral on overnight repurchase agreements was $32,620,362.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
THE DFA INVESTMENT TRUST COMPANY:

    In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. 6-10 Small Company Series (constituting a portfolio within The DFA Investment Trust Company, hereafter referred to as the "Fund") at November 30, 1999, and the results of its operations, the changes in its net assets and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 14, 2000